UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08104
Touchstone Funds Group Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
Registrant's telephone number, including area code:
800-638-8194
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Touchstone Active Bond Fund CLASS A - TOBAX

Touchstone Active Bond Fund CLASS C - TODCX

Touchstone Active Bond Fund CLASS Y - TOBYX

Touchstone Active Bond Fund INSTITUTIONAL CLASS - TOBIX

Touchstone Ares Credit Opportunities Fund CLASS A - TMARX

Touchstone Ares Credit Opportunities Fund CLASS C - TMACX

Touchstone Ares Credit Opportunities Fund CLASS Y - TMAYX

Touchstone Ares Credit Opportunities Fund INSTITUTIONAL CLASS - TARBX

Touchstone Dividend Equity Fund CLASS A - TQCAX

Touchstone Dividend Equity Fund CLASS C - TQCCX

Touchstone Dividend Equity Fund CLASS Y - TQCYX

Touchstone Dividend Equity Fund INSTITUTIONAL CLASS - TQCIX

Touchstone Dividend Equity Fund CLASS R6 - TQCRX

Touchstone High Yield Fund CLASS A - THYAX

Touchstone High Yield Fund CLASS C - THYCX

Touchstone High Yield Fund CLASS Y - THYYX

Touchstone High Yield Fund INSTITUTIONAL CLASS - THIYX

Touchstone Mid Cap Fund CLASS A - TMAPX

Touchstone Mid Cap Fund CLASS C - TMCJX

Touchstone Mid Cap Fund CLASS Y - TMCPX

Touchstone Mid Cap Fund CLASS Z - TMCTX

Touchstone Mid Cap Fund INSTITUTIONAL CLASS - TMPIX

Touchstone Mid Cap Fund CLASS R6 - TMPRX

Touchstone Mid Cap Value Fund CLASS A - TCVAX

Touchstone Mid Cap Value Fund CLASS C - TMFCX

Touchstone Mid Cap Value Fund CLASS Y - TCVYX

Touchstone Mid Cap Value Fund INSTITUTIONAL CLASS - TCVIX

Touchstone Sands Capital International Growth Equity Fund CLASS A - TPYAX

Touchstone Sands Capital International Growth Equity Fund CLASS C - TPYCX

Touchstone Sands Capital International Growth Equity Fund CLASS Y - TPYYX

Touchstone Sands Capital International Growth Equity Fund INSTITUTIONAL CLASS - TPYIX

Touchstone Sands Capital International Growth Equity Fund CLASS R6 - TPYRX

Touchstone Sands Capital Select Growth Fund CLASS A - TSNAX

Touchstone Sands Capital Select Growth Fund CLASS C - TSNCX

Touchstone Sands Capital Select Growth Fund CLASS Y - CFSIX

Touchstone Sands Capital Select Growth Fund CLASS Z - PTSGX

Touchstone Sands Capital Select Growth Fund INSTITUTIONAL CLASS - CISGX

Touchstone Sands Capital Select Growth Fund CLASS R6 - TSNRX

Touchstone Small Cap Fund CLASS A - TSFAX

Touchstone Small Cap Fund CLASS C - TSFCX

Touchstone Small Cap Fund CLASS Y - TSFYX

Touchstone Small Cap Fund INSTITUTIONAL CLASS - TSFIX

Touchstone Small Cap Value Fund CLASS A - TVOAX

Touchstone Small Cap Value Fund CLASS C - TVOCX

Touchstone Small Cap Value Fund CLASS Y - TVOYX

Touchstone Small Cap Value Fund INSTITUTIONAL CLASS - TVOIX

Touchstone Ultra Short Duration Fixed Income Fund CLASS A - TSDAX

Touchstone Ultra Short Duration Fixed Income Fund CLASS C - TSDCX

Touchstone Ultra Short Duration Fixed Income Fund CLASS S - SSSGX

Touchstone Ultra Short Duration Fixed Income Fund CLASS Y - TSYYX

Touchstone Ultra Short Duration Fixed Income Fund CLASS Z - TSDOX

Touchstone Ultra Short Duration Fixed Income Fund INSTITUTIONAL CLASS - TSDIX

Touchstone US Quality Bond Fund CLASS A - TCPAX

Touchstone US Quality Bond Fund CLASS C - TCPCX

Touchstone US Quality Bond Fund CLASS Y - TCPYX

Touchstone US Quality Bond Fund INSTITUTIONAL CLASS - TCPNX

Touchstone US Quality Bond Fund CLASS R6 - TIMPX

Touchstone Active Bond Fund
CLASS A | TOBAX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.83%
Key Fund Statistics
Fund net assets	$261,078,884
Total number of portfolio holdings	320
Portfolio turnover rate	87%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	39.7%
U.S. Treasury Obligations	22.3%
Non-Agency Collateralized Mortgage Obligations	9.5%
U.S. Government Mortgage-Backed Obligations	7.2%
Agency Collateralized Mortgage Obligations	6.8%
Commercial Mortgage-Backed Securities	6.3%
Asset-Backed Securities	5.3%
Sovereign Government Obligations	0.9%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	45.0%
AA/Aa	8.0%
A/A	14.8%
BBB/Baa	23.8%
BB/Ba	0.9%
B/B	0.5%
Not Rated	7.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Active Bond Fund
CLASS C | TODCX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.54%
Key Fund Statistics
Fund net assets	$261,078,884
Total number of portfolio holdings	320
Portfolio turnover rate	87%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	39.7%
U.S. Treasury Obligations	22.3%
Non-Agency Collateralized Mortgage Obligations	9.5%
U.S. Government Mortgage-Backed Obligations	7.2%
Agency Collateralized Mortgage Obligations	6.8%
Commercial Mortgage-Backed Securities	6.3%
Asset-Backed Securities	5.3%
Sovereign Government Obligations	0.9%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	45.0%
AA/Aa	8.0%
A/A	14.8%
BBB/Baa	23.8%
BB/Ba	0.9%
B/B	0.5%
Not Rated	7.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Active Bond Fund
CLASS Y | TOBYX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$29	0.58%
Key Fund Statistics
Fund net assets	$261,078,884
Total number of portfolio holdings	320
Portfolio turnover rate	87%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	39.7%
U.S. Treasury Obligations	22.3%
Non-Agency Collateralized Mortgage Obligations	9.5%
U.S. Government Mortgage-Backed Obligations	7.2%
Agency Collateralized Mortgage Obligations	6.8%
Commercial Mortgage-Backed Securities	6.3%
Asset-Backed Securities	5.3%
Sovereign Government Obligations	0.9%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	45.0%
AA/Aa	8.0%
A/A	14.8%
BBB/Baa	23.8%
BB/Ba	0.9%
B/B	0.5%
Not Rated	7.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Active Bond Fund
INSTITUTIONAL CLASS | TOBIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$25	0.50%
Key Fund Statistics
Fund net assets	$261,078,884
Total number of portfolio holdings	320
Portfolio turnover rate	87%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	39.7%
U.S. Treasury Obligations	22.3%
Non-Agency Collateralized Mortgage Obligations	9.5%
U.S. Government Mortgage-Backed Obligations	7.2%
Agency Collateralized Mortgage Obligations	6.8%
Commercial Mortgage-Backed Securities	6.3%
Asset-Backed Securities	5.3%
Sovereign Government Obligations	0.9%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	45.0%
AA/Aa	8.0%
A/A	14.8%
BBB/Baa	23.8%
BB/Ba	0.9%
B/B	0.5%
Not Rated	7.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Ares Credit Opportunities Fund
CLASS A | TMARX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.02%
Key Fund Statistics
Fund net assets	$788,163,157
Total number of portfolio holdings	388
Portfolio turnover rate	24%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	79.5%
Bank Loans	11.4%
Asset-Backed Securities	2.6%
Common Stocks	1.7%
Warrants	0.1%
Trade Claim	0.0%
Purchased Options	0.0%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	0.3%
Written Options	0.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
BBB/Baa	8.9%
BB/Ba	39.8%
B/B	36.6%
CCC	9.7%
Not Rated	5.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Ares Credit Opportunities Fund
CLASS C | TMACX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.53%
Key Fund Statistics
Fund net assets	$788,163,157
Total number of portfolio holdings	388
Portfolio turnover rate	24%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	79.5%
Bank Loans	11.4%
Asset-Backed Securities	2.6%
Common Stocks	1.7%
Warrants	0.1%
Trade Claim	0.0%
Purchased Options	0.0%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	0.3%
Written Options	0.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
BBB/Baa	8.9%
BB/Ba	39.8%
B/B	36.6%
CCC	9.7%
Not Rated	5.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Ares Credit Opportunities Fund
CLASS Y | TMAYX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$41	0.82%
Key Fund Statistics
Fund net assets	$788,163,157
Total number of portfolio holdings	388
Portfolio turnover rate	24%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	79.5%
Bank Loans	11.4%
Asset-Backed Securities	2.6%
Common Stocks	1.7%
Warrants	0.1%
Trade Claim	0.0%
Purchased Options	0.0%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	0.3%
Written Options	0.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
BBB/Baa	8.9%
BB/Ba	39.8%
B/B	36.6%
CCC	9.7%
Not Rated	5.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Ares Credit Opportunities Fund
INSTITUTIONAL CLASS | TARBX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.72%
Key Fund Statistics
Fund net assets	$788,163,157
Total number of portfolio holdings	388
Portfolio turnover rate	24%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	79.5%
Bank Loans	11.4%
Asset-Backed Securities	2.6%
Common Stocks	1.7%
Warrants	0.1%
Trade Claim	0.0%
Purchased Options	0.0%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	0.3%
Written Options	0.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
BBB/Baa	8.9%
BB/Ba	39.8%
B/B	36.6%
CCC	9.7%
Not Rated	5.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Dividend Equity Fund
CLASS A | TQCAX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.99%
Key Fund Statistics
Fund net assets	$2,297,514,698
Total number of portfolio holdings	90
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	20.5%
Financials	15.4%
Health Care	12.3%
Industrials	10.4%
Communication Services	8.6%
Consumer Discretionary	7.7%
Consumer Staples	7.2%
Energy	5.3%
Utilities	4.7%
Materials	3.5%
Real Estate	3.0%
Short-Term Investment Fund	1.5%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Dividend Equity Fund
CLASS C | TQCCX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.69%
Key Fund Statistics
Fund net assets	$2,297,514,698
Total number of portfolio holdings	90
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	20.5%
Financials	15.4%
Health Care	12.3%
Industrials	10.4%
Communication Services	8.6%
Consumer Discretionary	7.7%
Consumer Staples	7.2%
Energy	5.3%
Utilities	4.7%
Materials	3.5%
Real Estate	3.0%
Short-Term Investment Fund	1.5%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Dividend Equity Fund
CLASS Y | TQCYX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$38	0.76%
Key Fund Statistics
Fund net assets	$2,297,514,698
Total number of portfolio holdings	90
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	20.5%
Financials	15.4%
Health Care	12.3%
Industrials	10.4%
Communication Services	8.6%
Consumer Discretionary	7.7%
Consumer Staples	7.2%
Energy	5.3%
Utilities	4.7%
Materials	3.5%
Real Estate	3.0%
Short-Term Investment Fund	1.5%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Dividend Equity Fund
INSTITUTIONAL CLASS | TQCIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.66%
Key Fund Statistics
Fund net assets	$2,297,514,698
Total number of portfolio holdings	90
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	20.5%
Financials	15.4%
Health Care	12.3%
Industrials	10.4%
Communication Services	8.6%
Consumer Discretionary	7.7%
Consumer Staples	7.2%
Energy	5.3%
Utilities	4.7%
Materials	3.5%
Real Estate	3.0%
Short-Term Investment Fund	1.5%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Dividend Equity Fund
CLASS R6 | TQCRX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.65%
Key Fund Statistics
Fund net assets	$2,297,514,698
Total number of portfolio holdings	90
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	20.5%
Financials	15.4%
Health Care	12.3%
Industrials	10.4%
Communication Services	8.6%
Consumer Discretionary	7.7%
Consumer Staples	7.2%
Energy	5.3%
Utilities	4.7%
Materials	3.5%
Real Estate	3.0%
Short-Term Investment Fund	1.5%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone High Yield Fund
CLASS A | THYAX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.05%
Key Fund Statistics
Fund net assets	$104,579,853
Total number of portfolio holdings	155
Portfolio turnover rate	22%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	95.2%
Short-Term Investment Funds	3.6%
Other Assets/Liabilities (Net)	1.2%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
A/A	0.7%
BBB/Baa	18.7%
BB/Ba	44.6%
B/B	28.9%
CCC	6.1%
C or Lower	0.2%
Not Rated	0.8%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone High Yield Fund
CLASS C | THYCX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.78%
Key Fund Statistics
Fund net assets	$104,579,853
Total number of portfolio holdings	155
Portfolio turnover rate	22%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	95.2%
Short-Term Investment Funds	3.6%
Other Assets/Liabilities (Net)	1.2%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
A/A	0.7%
BBB/Baa	18.7%
BB/Ba	44.6%
B/B	28.9%
CCC	6.1%
C or Lower	0.2%
Not Rated	0.8%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone High Yield Fund
CLASS Y | THYYX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$40	0.80%
Key Fund Statistics
Fund net assets	$104,579,853
Total number of portfolio holdings	155
Portfolio turnover rate	22%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	95.2%
Short-Term Investment Funds	3.6%
Other Assets/Liabilities (Net)	1.2%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
A/A	0.7%
BBB/Baa	18.7%
BB/Ba	44.6%
B/B	28.9%
CCC	6.1%
C or Lower	0.2%
Not Rated	0.8%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone High Yield Fund
INSTITUTIONAL CLASS | THIYX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.72%
Key Fund Statistics
Fund net assets	$104,579,853
Total number of portfolio holdings	155
Portfolio turnover rate	22%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	95.2%
Short-Term Investment Funds	3.6%
Other Assets/Liabilities (Net)	1.2%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
A/A	0.7%
BBB/Baa	18.7%
BB/Ba	44.6%
B/B	28.9%
CCC	6.1%
C or Lower	0.2%
Not Rated	0.8%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Fund
CLASS A | TMAPX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.17%
Key Fund Statistics
Fund net assets	$5,422,653,761
Total number of portfolio holdings	34
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	28.0%
Financials	15.8%
Information Technology	11.0%
Materials	10.9%
Consumer Discretionary	9.5%
Consumer Staples	8.5%
Health Care	8.2%
Real Estate	5.8%
Short-Term Investment Fund	2.4%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Fund
CLASS C | TMCJX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.92%
Key Fund Statistics
Fund net assets	$5,422,653,761
Total number of portfolio holdings	34
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	28.0%
Financials	15.8%
Information Technology	11.0%
Materials	10.9%
Consumer Discretionary	9.5%
Consumer Staples	8.5%
Health Care	8.2%
Real Estate	5.8%
Short-Term Investment Fund	2.4%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Fund
CLASS Y | TMCPX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$44	0.91%
Key Fund Statistics
Fund net assets	$5,422,653,761
Total number of portfolio holdings	34
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	28.0%
Financials	15.8%
Information Technology	11.0%
Materials	10.9%
Consumer Discretionary	9.5%
Consumer Staples	8.5%
Health Care	8.2%
Real Estate	5.8%
Short-Term Investment Fund	2.4%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Fund
CLASS Z | TMCTX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$59	1.22%
Key Fund Statistics
Fund net assets	$5,422,653,761
Total number of portfolio holdings	34
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	28.0%
Financials	15.8%
Information Technology	11.0%
Materials	10.9%
Consumer Discretionary	9.5%
Consumer Staples	8.5%
Health Care	8.2%
Real Estate	5.8%
Short-Term Investment Fund	2.4%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Fund
INSTITUTIONAL CLASS | TMPIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.85%
Key Fund Statistics
Fund net assets	$5,422,653,761
Total number of portfolio holdings	34
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	28.0%
Financials	15.8%
Information Technology	11.0%
Materials	10.9%
Consumer Discretionary	9.5%
Consumer Staples	8.5%
Health Care	8.2%
Real Estate	5.8%
Short-Term Investment Fund	2.4%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Fund
CLASS R6 | TMPRX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.80%
Key Fund Statistics
Fund net assets	$5,422,653,761
Total number of portfolio holdings	34
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	28.0%
Financials	15.8%
Information Technology	11.0%
Materials	10.9%
Consumer Discretionary	9.5%
Consumer Staples	8.5%
Health Care	8.2%
Real Estate	5.8%
Short-Term Investment Fund	2.4%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Value Fund
CLASS A | TCVAX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.25%
Key Fund Statistics
Fund net assets	$551,466,143
Total number of portfolio holdings	73
Portfolio turnover rate	13%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	18.2%
Financials	18.1%
Utilities	11.0%
Health Care	10.1%
Information Technology	9.1%
Consumer Staples	8.8%
Consumer Discretionary	7.6%
Real Estate	6.2%
Energy	5.7%
Materials	4.3%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Value Fund
CLASS C | TMFCX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.98%
Key Fund Statistics
Fund net assets	$551,466,143
Total number of portfolio holdings	73
Portfolio turnover rate	13%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	18.2%
Financials	18.1%
Utilities	11.0%
Health Care	10.1%
Information Technology	9.1%
Consumer Staples	8.8%
Consumer Discretionary	7.6%
Real Estate	6.2%
Energy	5.7%
Materials	4.3%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Value Fund
CLASS Y | TCVYX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$49	1.00%
Key Fund Statistics
Fund net assets	$551,466,143
Total number of portfolio holdings	73
Portfolio turnover rate	13%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	18.2%
Financials	18.1%
Utilities	11.0%
Health Care	10.1%
Information Technology	9.1%
Consumer Staples	8.8%
Consumer Discretionary	7.6%
Real Estate	6.2%
Energy	5.7%
Materials	4.3%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Value Fund
INSTITUTIONAL CLASS | TCVIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.87%
Key Fund Statistics
Fund net assets	$551,466,143
Total number of portfolio holdings	73
Portfolio turnover rate	13%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	18.2%
Financials	18.1%
Utilities	11.0%
Health Care	10.1%
Information Technology	9.1%
Consumer Staples	8.8%
Consumer Discretionary	7.6%
Real Estate	6.2%
Energy	5.7%
Materials	4.3%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital International Growth Equity Fund
CLASS A | TPYAX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.17%
Key Fund Statistics
Fund net assets	$96,452,060
Total number of portfolio holdings	32
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	20.9%
Consumer Discretionary	20.1%
Communication Services	17.6%
Industrials	14.7%
Financials	9.9%
Consumer Staples	5.5%
Health Care	4.6%
Materials	3.1%
Short-Term Investment Fund	3.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	10.2%
Canada	9.8%
Brazil	8.4%
Switzerland	8.1%
Netherlands	8.1%
India	7.6%
United States	7.6%
Germany	6.8%
Sweden	6.7%
Singapore	5.8%
Italy	4.8%
Taiwan	4.6%
Other Countries	7.9%
Short-Term Investment Fund	3.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital International Growth Equity Fund
CLASS C | TPYCX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.94%
Key Fund Statistics
Fund net assets	$96,452,060
Total number of portfolio holdings	32
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	20.9%
Consumer Discretionary	20.1%
Communication Services	17.6%
Industrials	14.7%
Financials	9.9%
Consumer Staples	5.5%
Health Care	4.6%
Materials	3.1%
Short-Term Investment Fund	3.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	10.2%
Canada	9.8%
Brazil	8.4%
Switzerland	8.1%
Netherlands	8.1%
India	7.6%
United States	7.6%
Germany	6.8%
Sweden	6.7%
Singapore	5.8%
Italy	4.8%
Taiwan	4.6%
Other Countries	7.9%
Short-Term Investment Fund	3.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital International Growth Equity Fund
CLASS Y | TPYYX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$44	0.90%
Key Fund Statistics
Fund net assets	$96,452,060
Total number of portfolio holdings	32
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	20.9%
Consumer Discretionary	20.1%
Communication Services	17.6%
Industrials	14.7%
Financials	9.9%
Consumer Staples	5.5%
Health Care	4.6%
Materials	3.1%
Short-Term Investment Fund	3.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	10.2%
Canada	9.8%
Brazil	8.4%
Switzerland	8.1%
Netherlands	8.1%
India	7.6%
United States	7.6%
Germany	6.8%
Sweden	6.7%
Singapore	5.8%
Italy	4.8%
Taiwan	4.6%
Other Countries	7.9%
Short-Term Investment Fund	3.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital International Growth Equity Fund
INSTITUTIONAL CLASS | TPYIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$42	0.86%
Key Fund Statistics
Fund net assets	$96,452,060
Total number of portfolio holdings	32
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	20.9%
Consumer Discretionary	20.1%
Communication Services	17.6%
Industrials	14.7%
Financials	9.9%
Consumer Staples	5.5%
Health Care	4.6%
Materials	3.1%
Short-Term Investment Fund	3.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	10.2%
Canada	9.8%
Brazil	8.4%
Switzerland	8.1%
Netherlands	8.1%
India	7.6%
United States	7.6%
Germany	6.8%
Sweden	6.7%
Singapore	5.8%
Italy	4.8%
Taiwan	4.6%
Other Countries	7.9%
Short-Term Investment Fund	3.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital International Growth Equity Fund
CLASS R6 | TPYRX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.78%
Key Fund Statistics
Fund net assets	$96,452,060
Total number of portfolio holdings	32
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	20.9%
Consumer Discretionary	20.1%
Communication Services	17.6%
Industrials	14.7%
Financials	9.9%
Consumer Staples	5.5%
Health Care	4.6%
Materials	3.1%
Short-Term Investment Fund	3.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	10.2%
Canada	9.8%
Brazil	8.4%
Switzerland	8.1%
Netherlands	8.1%
India	7.6%
United States	7.6%
Germany	6.8%
Sweden	6.7%
Singapore	5.8%
Italy	4.8%
Taiwan	4.6%
Other Countries	7.9%
Short-Term Investment Fund	3.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital Select Growth Fund
CLASS A | TSNAX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.16%
Key Fund Statistics
Fund net assets	$2,066,961,781
Total number of portfolio holdings	29
Portfolio turnover rate	26%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	42.0%
Communication Services	21.8%
Consumer Discretionary	12.1%
Financials	10.2%
Health Care	4.6%
Industrials	4.0%
Energy	0.8%
Short-Term Investment Funds	5.4%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital Select Growth Fund
CLASS C | TSNCX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.78%
Key Fund Statistics
Fund net assets	$2,066,961,781
Total number of portfolio holdings	29
Portfolio turnover rate	26%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	42.0%
Communication Services	21.8%
Consumer Discretionary	12.1%
Financials	10.2%
Health Care	4.6%
Industrials	4.0%
Energy	0.8%
Short-Term Investment Funds	5.4%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital Select Growth Fund
CLASS Y | CFSIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$44	0.88%
Key Fund Statistics
Fund net assets	$2,066,961,781
Total number of portfolio holdings	29
Portfolio turnover rate	26%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	42.0%
Communication Services	21.8%
Consumer Discretionary	12.1%
Financials	10.2%
Health Care	4.6%
Industrials	4.0%
Energy	0.8%
Short-Term Investment Funds	5.4%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital Select Growth Fund
CLASS Z | PTSGX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$58	1.17%
Key Fund Statistics
Fund net assets	$2,066,961,781
Total number of portfolio holdings	29
Portfolio turnover rate	26%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	42.0%
Communication Services	21.8%
Consumer Discretionary	12.1%
Financials	10.2%
Health Care	4.6%
Industrials	4.0%
Energy	0.8%
Short-Term Investment Funds	5.4%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital Select Growth Fund
INSTITUTIONAL CLASS | CISGX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.80%
Key Fund Statistics
Fund net assets	$2,066,961,781
Total number of portfolio holdings	29
Portfolio turnover rate	26%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	42.0%
Communication Services	21.8%
Consumer Discretionary	12.1%
Financials	10.2%
Health Care	4.6%
Industrials	4.0%
Energy	0.8%
Short-Term Investment Funds	5.4%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital Select Growth Fund
CLASS R6 | TSNRX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.69%
Key Fund Statistics
Fund net assets	$2,066,961,781
Total number of portfolio holdings	29
Portfolio turnover rate	26%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	42.0%
Communication Services	21.8%
Consumer Discretionary	12.1%
Financials	10.2%
Health Care	4.6%
Industrials	4.0%
Energy	0.8%
Short-Term Investment Funds	5.4%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Small Cap Fund
CLASS A | TSFAX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.26%
Key Fund Statistics
Fund net assets	$258,848,717
Total number of portfolio holdings	36
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	25.4%
Information Technology	17.4%
Financials	15.9%
Consumer Discretionary	14.4%
Real Estate	7.4%
Health Care	5.9%
Materials	5.7%
Consumer Staples	5.1%
Communication Services	1.1%
Short-Term Investment Fund	2.0%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Small Cap Fund
CLASS C | TSFCX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.99%
Key Fund Statistics
Fund net assets	$258,848,717
Total number of portfolio holdings	36
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	25.4%
Information Technology	17.4%
Financials	15.9%
Consumer Discretionary	14.4%
Real Estate	7.4%
Health Care	5.9%
Materials	5.7%
Consumer Staples	5.1%
Communication Services	1.1%
Short-Term Investment Fund	2.0%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Small Cap Fund
CLASS Y | TSFYX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$49	1.01%
Key Fund Statistics
Fund net assets	$258,848,717
Total number of portfolio holdings	36
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	25.4%
Information Technology	17.4%
Financials	15.9%
Consumer Discretionary	14.4%
Real Estate	7.4%
Health Care	5.9%
Materials	5.7%
Consumer Staples	5.1%
Communication Services	1.1%
Short-Term Investment Fund	2.0%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Small Cap Fund
INSTITUTIONAL CLASS | TSFIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.93%
Key Fund Statistics
Fund net assets	$258,848,717
Total number of portfolio holdings	36
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	25.4%
Information Technology	17.4%
Financials	15.9%
Consumer Discretionary	14.4%
Real Estate	7.4%
Health Care	5.9%
Materials	5.7%
Consumer Staples	5.1%
Communication Services	1.1%
Short-Term Investment Fund	2.0%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Small Cap Value Fund
CLASS A | TVOAX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.40%
Key Fund Statistics
Fund net assets	$188,933,359
Total number of portfolio holdings	88
Portfolio turnover rate	10%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.9%
Industrials	18.9%
Health Care	8.9%
Consumer Discretionary	8.6%
Real Estate	8.3%
Information Technology	7.3%
Energy	5.0%
Materials	4.8%
Utilities	4.7%
Consumer Staples	4.3%
Exchange-Traded Fund	1.5%
Short-Term Investment Fund	0.3%
Other Assets/Liabilities (Net)	0.5%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Small Cap Value Fund
CLASS C | TVOCX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	2.11%
Key Fund Statistics
Fund net assets	$188,933,359
Total number of portfolio holdings	88
Portfolio turnover rate	10%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.9%
Industrials	18.9%
Health Care	8.9%
Consumer Discretionary	8.6%
Real Estate	8.3%
Information Technology	7.3%
Energy	5.0%
Materials	4.8%
Utilities	4.7%
Consumer Staples	4.3%
Exchange-Traded Fund	1.5%
Short-Term Investment Fund	0.3%
Other Assets/Liabilities (Net)	0.5%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Small Cap Value Fund
CLASS Y | TVOYX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$56	1.15%
Key Fund Statistics
Fund net assets	$188,933,359
Total number of portfolio holdings	88
Portfolio turnover rate	10%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.9%
Industrials	18.9%
Health Care	8.9%
Consumer Discretionary	8.6%
Real Estate	8.3%
Information Technology	7.3%
Energy	5.0%
Materials	4.8%
Utilities	4.7%
Consumer Staples	4.3%
Exchange-Traded Fund	1.5%
Short-Term Investment Fund	0.3%
Other Assets/Liabilities (Net)	0.5%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Small Cap Value Fund
INSTITUTIONAL CLASS | TVOIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$49	1.00%
Key Fund Statistics
Fund net assets	$188,933,359
Total number of portfolio holdings	88
Portfolio turnover rate	10%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.9%
Industrials	18.9%
Health Care	8.9%
Consumer Discretionary	8.6%
Real Estate	8.3%
Information Technology	7.3%
Energy	5.0%
Materials	4.8%
Utilities	4.7%
Consumer Staples	4.3%
Exchange-Traded Fund	1.5%
Short-Term Investment Fund	0.3%
Other Assets/Liabilities (Net)	0.5%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Ultra Short Duration Fixed Income Fund
CLASS A | TSDAX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%
Key Fund Statistics
Fund net assets	$731,328,193
Total number of portfolio holdings	268
Portfolio turnover rate	28%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	46.3%
Corporate Bonds	19.9%
Commercial Mortgage-Backed Securities	18.7%
Non-Agency Collateralized Mortgage Obligations	7.1%
Commercial Paper	6.6%
Municipal Bonds	0.8%
U.S. Government Mortgage-Backed Obligations	0.4%
Agency Collateralized Mortgage Obligations	0.1%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	54.3%
AA/Aa	13.8%
A/A	16.3%
BBB/Baa	15.2%
Not Rated	0.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Ultra Short Duration Fixed Income Fund
CLASS C | TSDCX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$58	1.15%
Key Fund Statistics
Fund net assets	$731,328,193
Total number of portfolio holdings	268
Portfolio turnover rate	28%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	46.3%
Corporate Bonds	19.9%
Commercial Mortgage-Backed Securities	18.7%
Non-Agency Collateralized Mortgage Obligations	7.1%
Commercial Paper	6.6%
Municipal Bonds	0.8%
U.S. Government Mortgage-Backed Obligations	0.4%
Agency Collateralized Mortgage Obligations	0.1%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	54.3%
AA/Aa	13.8%
A/A	16.3%
BBB/Baa	15.2%
Not Rated	0.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Ultra Short Duration Fixed Income Fund
CLASS S | SSSGX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$45	0.90%
Key Fund Statistics
Fund net assets	$731,328,193
Total number of portfolio holdings	268
Portfolio turnover rate	28%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	46.3%
Corporate Bonds	19.9%
Commercial Mortgage-Backed Securities	18.7%
Non-Agency Collateralized Mortgage Obligations	7.1%
Commercial Paper	6.6%
Municipal Bonds	0.8%
U.S. Government Mortgage-Backed Obligations	0.4%
Agency Collateralized Mortgage Obligations	0.1%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	54.3%
AA/Aa	13.8%
A/A	16.3%
BBB/Baa	15.2%
Not Rated	0.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Ultra Short Duration Fixed Income Fund
CLASS Y | TSYYX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$20	0.40%
Key Fund Statistics
Fund net assets	$731,328,193
Total number of portfolio holdings	268
Portfolio turnover rate	28%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	46.3%
Corporate Bonds	19.9%
Commercial Mortgage-Backed Securities	18.7%
Non-Agency Collateralized Mortgage Obligations	7.1%
Commercial Paper	6.6%
Municipal Bonds	0.8%
U.S. Government Mortgage-Backed Obligations	0.4%
Agency Collateralized Mortgage Obligations	0.1%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	54.3%
AA/Aa	13.8%
A/A	16.3%
BBB/Baa	15.2%
Not Rated	0.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Ultra Short Duration Fixed Income Fund
CLASS Z | TSDOX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$33	0.65%
Key Fund Statistics
Fund net assets	$731,328,193
Total number of portfolio holdings	268
Portfolio turnover rate	28%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	46.3%
Corporate Bonds	19.9%
Commercial Mortgage-Backed Securities	18.7%
Non-Agency Collateralized Mortgage Obligations	7.1%
Commercial Paper	6.6%
Municipal Bonds	0.8%
U.S. Government Mortgage-Backed Obligations	0.4%
Agency Collateralized Mortgage Obligations	0.1%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	54.3%
AA/Aa	13.8%
A/A	16.3%
BBB/Baa	15.2%
Not Rated	0.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Ultra Short Duration Fixed Income Fund
INSTITUTIONAL CLASS | TSDIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$18	0.35%
Key Fund Statistics
Fund net assets	$731,328,193
Total number of portfolio holdings	268
Portfolio turnover rate	28%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	46.3%
Corporate Bonds	19.9%
Commercial Mortgage-Backed Securities	18.7%
Non-Agency Collateralized Mortgage Obligations	7.1%
Commercial Paper	6.6%
Municipal Bonds	0.8%
U.S. Government Mortgage-Backed Obligations	0.4%
Agency Collateralized Mortgage Obligations	0.1%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	54.3%
AA/Aa	13.8%
A/A	16.3%
BBB/Baa	15.2%
Not Rated	0.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone US Quality Bond Fund
CLASS A | TCPAX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) (formerly Touchstone Impact Bond Fund) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.76%
Key Fund Statistics
Fund net assets	$603,165,856
Total number of portfolio holdings	274
Portfolio turnover rate	12%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	29.7%
U.S. Government Agency Obligations	22.3%
U.S. Government Mortgage-Backed Obligations	15.2%
Agency Collateralized Mortgage Obligations	7.7%
U.S. Treasury Obligations	7.2%
Asset-Backed Securities	6.2%
Municipal Bonds	5.9%
Commercial Mortgage-Backed Securities	4.6%
Non-Agency Collateralized Mortgage Obligations	0.1%
Short-Term Investment Fund	0.5%
Other Assets/Liabilities (Net)	0.6%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	69.2%
AA/Aa	10.7%
A/A	11.3%
BBB/Baa	8.5%
BB/Ba	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone US Quality Bond Fund
CLASS C | TCPCX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) (formerly Touchstone Impact Bond Fund) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.49%
Key Fund Statistics
Fund net assets	$603,165,856
Total number of portfolio holdings	274
Portfolio turnover rate	12%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	29.7%
U.S. Government Agency Obligations	22.3%
U.S. Government Mortgage-Backed Obligations	15.2%
Agency Collateralized Mortgage Obligations	7.7%
U.S. Treasury Obligations	7.2%
Asset-Backed Securities	6.2%
Municipal Bonds	5.9%
Commercial Mortgage-Backed Securities	4.6%
Non-Agency Collateralized Mortgage Obligations	0.1%
Short-Term Investment Fund	0.5%
Other Assets/Liabilities (Net)	0.6%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	69.2%
AA/Aa	10.7%
A/A	11.3%
BBB/Baa	8.5%
BB/Ba	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone US Quality Bond Fund
CLASS Y | TCPYX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) (formerly Touchstone Impact Bond Fund) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$25	0.51%
Key Fund Statistics
Fund net assets	$603,165,856
Total number of portfolio holdings	274
Portfolio turnover rate	12%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	29.7%
U.S. Government Agency Obligations	22.3%
U.S. Government Mortgage-Backed Obligations	15.2%
Agency Collateralized Mortgage Obligations	7.7%
U.S. Treasury Obligations	7.2%
Asset-Backed Securities	6.2%
Municipal Bonds	5.9%
Commercial Mortgage-Backed Securities	4.6%
Non-Agency Collateralized Mortgage Obligations	0.1%
Short-Term Investment Fund	0.5%
Other Assets/Liabilities (Net)	0.6%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	69.2%
AA/Aa	10.7%
A/A	11.3%
BBB/Baa	8.5%
BB/Ba	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone US Quality Bond Fund
INSTITUTIONAL CLASS | TCPNX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) (formerly Touchstone Impact Bond Fund) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$20	0.41%
Key Fund Statistics
Fund net assets	$603,165,856
Total number of portfolio holdings	274
Portfolio turnover rate	12%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	29.7%
U.S. Government Agency Obligations	22.3%
U.S. Government Mortgage-Backed Obligations	15.2%
Agency Collateralized Mortgage Obligations	7.7%
U.S. Treasury Obligations	7.2%
Asset-Backed Securities	6.2%
Municipal Bonds	5.9%
Commercial Mortgage-Backed Securities	4.6%
Non-Agency Collateralized Mortgage Obligations	0.1%
Short-Term Investment Fund	0.5%
Other Assets/Liabilities (Net)	0.6%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	69.2%
AA/Aa	10.7%
A/A	11.3%
BBB/Baa	8.5%
BB/Ba	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone US Quality Bond Fund
CLASS R6 | TIMPX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) (formerly Touchstone Impact Bond Fund) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$18	0.37%
Key Fund Statistics
Fund net assets	$603,165,856
Total number of portfolio holdings	274
Portfolio turnover rate	12%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	29.7%
U.S. Government Agency Obligations	22.3%
U.S. Government Mortgage-Backed Obligations	15.2%
Agency Collateralized Mortgage Obligations	7.7%
U.S. Treasury Obligations	7.2%
Asset-Backed Securities	6.2%
Municipal Bonds	5.9%
Commercial Mortgage-Backed Securities	4.6%
Non-Agency Collateralized Mortgage Obligations	0.1%
Short-Term Investment Fund	0.5%
Other Assets/Liabilities (Net)	0.6%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	69.2%
AA/Aa	10.7%
A/A	11.3%
BBB/Baa	8.5%
BB/Ba	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-SR-TOBAX-2503

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements including the financial highlights are attached herewith.

March 31, 2025 (Unaudited)
Semi-Annual
Financial Statements
Touchstone Funds Group Trust
Touchstone Active Bond Fund
Touchstone Ares Credit Opportunities Fund
Touchstone Dividend Equity Fund
Touchstone High Yield Fund
Touchstone Mid Cap Fund
Touchstone Mid Cap Value Fund
Touchstone Sands Capital International Growth Equity Fund
Touchstone Sands Capital Select Growth Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
Touchstone Ultra Short Duration Fixed Income Fund
Touchstone US Quality Bond Fund (formerly Touchstone Impact Bond Fund)

Page
Portfolios of Investments:
Touchstone Active Bond Fund	3-8
Touchstone Ares Credit Opportunities Fund	9-15
Touchstone Dividend Equity Fund	16-17
Touchstone High Yield Fund	18-20
Touchstone Mid Cap Fund	21
Touchstone Mid Cap Value Fund	22-23
Touchstone Sands Capital International Growth Equity Fund	24-25
Touchstone Sands Capital Select Growth Fund	26
Touchstone Small Cap Fund	27
Touchstone Small Cap Value Fund	28-29
Touchstone Ultra Short Duration Fixed Income Fund	30-35
Touchstone US Quality Bond Fund	36-40
Statements of Assets and Liabilities	42-45
Statements of Operations	46-47
Statements of Changes in Net Assets	48-51
Statements of Changes in Net Assets - Capital Stock Activity	52-57
Financial Highlights	58-69
Notes to Financial Statements	70-88
Other Items	89-94
This report identifies the Funds' investments on March 31, 2025. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Portfolio of Investments
Touchstone Active Bond Fund – March 31, 2025 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 39.7%
	Financials — 11.2%
$ 783,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.000%, 10/29/28	$ 735,451
1,107,000	American Express Co., 5.282%, 7/27/29	1,128,922
672,000	Bank of America Corp., 2.687%, 4/22/32	590,674
647,000	Bank of America Corp., 3.705%, 4/24/28	635,792
862,000	Bank of America Corp., 5.511%, 1/24/36	874,932
775,000	Bank of Montreal (Canada), 3.803%, 12/15/32	748,333
862,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	905,110
853,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	779,399
1,282,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,109,748
522,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	440,449
1,505,000	Citigroup, Inc., 4.542%, 9/19/30	1,482,830
550,000	Citigroup, Inc., 6.174%, 5/25/34	562,376
883,000	Citizens Bank NA, 4.575%, 8/9/28	880,269
1,172,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 5.155%, 2/15/27(A)	1,151,629
666,000	First Maryland Capital I, (TSFR3M + 1.262%), 5.564%, 1/15/27(A)	651,139
1,031,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	898,952
454,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	444,890
1,083,000	JPMorgan Chase & Co., 2.956%, 5/13/31	983,678
831,000	JPMorgan Chase & Co., 3.509%, 1/23/29	807,212
774,000	JPMorgan Chase & Co., 4.946%, 10/22/35	755,788
200,000	Kaspi.KZ JSC (Kazakhstan), 144a, 6.250%, 3/26/30	197,920
1,047,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	1,081,739
774,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/44	753,957
1,055,000	Mastercard, Inc., 2.000%, 11/18/31	898,390
822,000	Morgan Stanley, 2.484%, 9/16/36	680,115
813,000	Morgan Stanley, 3.950%, 4/23/27	803,855
802,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	776,681
1,022,292	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	778,076
1,134,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.150%, 6/1/28(A)	1,117,733
940,000	Royal Bank of Canada (Canada), 4.969%, 8/2/30	945,767
1,364,000	State Street Corp., (TSFR3M + 1.262%), 5.561%, 6/15/47(A)	1,234,496
1,614,000	Teachers Insurance & Annuity Association of America, 144a, 3.300%, 5/15/50	1,074,293
1,625,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 5.255%, 5/15/27(A)	1,603,544
684,000	US Bancorp, 4.967%, 7/22/33	657,274
		29,171,413
	Industrials — 4.1%
1,057,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	947,820
853,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	883,831
1,074,000	Canadian Pacific Railway Co. (Canada), 3.000%, 12/2/41	770,604
658,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	657,581
865,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	873,473
777,000	Keysight Technologies, Inc., 4.950%, 10/15/34	758,814
692,000	Norfolk Southern Corp., 4.837%, 10/1/41	634,800
580,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	585,641
698,000	RTX Corp., 6.400%, 3/15/54	761,346
1,478,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 6.320%, 2/15/42(A)	1,340,797
1,198,000	Timken Co. (The), 4.500%, 12/15/28	1,187,138
Principal Amount		Market Value
	Corporate Bonds — 39.7% (Continued)
	Industrials — 4.1% (Continued)
$ 774,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	$ 751,387
570,000	WestRock MWV LLC, 8.200%, 1/15/30	650,542
		10,803,774
	Consumer Discretionary — 4.1%
1,534,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	1,269,839
1,016,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	1,011,798
782,000	Ford Motor Credit Co. LLC, 6.050%, 3/5/31	770,075
1,933,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,650,138
481,000	Home Depot, Inc. (The), 5.950%, 4/1/41	506,270
847,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	857,115
802,000	Lowe's Cos., Inc., 4.500%, 4/15/30	794,942
748,000	Mattel, Inc., 5.450%, 11/1/41	684,380
1,238,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,178,220
992,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	944,526
1,044,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	988,130
		10,655,433
	Consumer Staples — 4.0%
572,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	525,379
1,052,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	1,020,889
938,000	BAT Capital Corp. (United Kingdom), 2.259%, 3/25/28	875,971
966,000	Cargill, Inc., 144a, 4.760%, 11/23/45	863,826
1,617,000	Coca-Cola Co. (The), 2.500%, 3/15/51	962,311
982,000	ERAC USA Finance LLC, 144a, 4.200%, 11/1/46	802,728
536,000	Kroger Co. (The), 5.000%, 4/15/42	496,917
728,000	Mars, Inc., 144a, 5.200%, 3/1/35	729,490
1,668,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	1,379,320
1,149,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,169,210
568,000	Starbucks Corp., 3.350%, 3/12/50	382,012
687,000	Tyson Foods, Inc., 5.400%, 3/15/29	701,960
686,000	Walmart, Inc., 4.500%, 9/9/52	604,438
		10,514,451
	Energy — 3.4%
200,000	3R Lux Sarl (Brazil), 144a, 9.750%, 2/5/31	208,630
1,070,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	1,018,517
954,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	837,788
300,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	280,959
1,054,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	1,117,194
1,011,000	HF Sinclair Corp., 5.000%, 2/1/28	1,006,507
553,308	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	456,062
988,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	979,090
1,052,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,181,966
887,000	Occidental Petroleum Corp., 7.950%, 6/15/39	1,010,328
100,000	Petroleos del Peru SA (Peru), 144a, 4.750%, 6/19/32	74,837
100,000	Petroleos del Peru SA (Peru), 144a, 5.625%, 6/19/47	62,500
827,000	Western Midstream Operating LP, 5.250%, 2/1/50	702,516
35,000	YPF SA (Argentina), 144a, 6.950%, 7/21/27	34,721
		8,971,615
	Health Care — 3.3%
692,000	AbbVie, Inc., 4.450%, 5/14/46	599,210
777,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	576,589
910,000	Amgen, Inc., 5.150%, 3/2/28	925,799
654,000	Becton Dickinson & Co., 4.685%, 12/15/44	570,070

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 39.7% (Continued)
	Health Care — 3.3% (Continued)
$ 723,000	CommonSpirit Health, 4.187%, 10/1/49	$ 559,877
661,000	CVS Health Corp., 5.125%, 7/20/45	575,052
884,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	698,446
795,000	Elevance Health, Inc., 4.750%, 2/15/33	775,691
1,026,000	HCA, Inc., 5.500%, 3/1/32	1,034,464
708,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	705,997
911,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	738,722
922,000	Viatris, Inc., 2.700%, 6/22/30	802,442
		8,562,359
	Communication Services — 2.8%
1,135,000	AT&T, Inc., 3.800%, 12/1/57	793,411
536,000	AT&T, Inc., 4.500%, 5/15/35	503,411
432,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	436,684
602,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	570,562
673,000	Comcast Corp., 4.000%, 3/1/48	518,713
1,148,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	1,124,347
991,000	T-Mobile USA, Inc., 3.875%, 4/15/30	948,825
472,000	T-Mobile USA, Inc., 5.750%, 1/15/54	464,957
932,000	Verizon Communications, Inc., 2.987%, 10/30/56	556,890
1,404,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	1,324,424
		7,242,224
	Utilities — 2.5%
782,000	Calpine Corp., 144a, 5.000%, 2/1/31	746,514
1,513,000	CMS Energy Corp., 4.750%, 6/1/50	1,422,773
616,000	Duke Energy Progress LLC, 4.150%, 12/1/44	502,995
614,000	Edison International, 4.125%, 3/15/28	589,863
763,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	693,682
566,000	Georgia Power Co., 5.950%, 2/1/39	582,345
959,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	592,003
738,000	PacifiCorp., 5.750%, 4/1/37	746,482
814,000	Virginia Electric and Power Co., 5.650%, 3/15/55	795,946
		6,672,603
	Information Technology — 2.1%
1,203,000	Apple, Inc., 4.650%, 2/23/46	1,105,545
1,265,000	Broadcom, Inc., 144a, 3.419%, 4/15/33	1,124,054
1,098,000	Marvell Technology, Inc., 2.950%, 4/15/31	978,540
566,000	Micron Technology, Inc., 2.703%, 4/15/32	482,151
236,000	Micron Technology, Inc., 6.750%, 11/1/29	252,940
1,482,000	Microsoft Corp., 2.525%, 6/1/50	923,609
332,000	Oracle Corp., 3.600%, 4/1/40	260,103
266,000	Oracle Corp., 4.300%, 7/8/34	246,882
		5,373,824
	Real Estate — 1.7%
876,000	American Tower Corp. REIT, 5.900%, 11/15/33	915,417
837,000	Crown Castle, Inc. REIT, 4.800%, 9/1/28	834,731
1,017,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	946,711
595,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	594,247
374,000	Store Capital LLC REIT, 2.700%, 12/1/31	315,624
116,000	Store Capital LLC REIT, 2.750%, 11/18/30	101,428
635,000	Store Capital LLC REIT, 4.625%, 3/15/29	620,168
		4,328,326
	Materials — 0.5%
524,000	Rio Tinto Finance USA PLC (Australia), 5.250%, 3/14/35	526,986
Principal Amount		Market Value
	Corporate Bonds — 39.7% (Continued)
	Materials — 0.5% (Continued)
$ 683,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	$ 577,906
200,000	WE Soda Investments Holding PLC (Turkey), 144a, 9.500%, 10/6/28	205,735
		1,310,627
	Total Corporate Bonds	$103,606,649
	U.S. Treasury Obligations — 22.3%
2,180,000	U.S. Treasury Bond, 2.250%, 2/15/52	1,367,780
1,730,000	U.S. Treasury Bond, 2.875%, 5/15/52	1,249,317
3,005,000	U.S. Treasury Bond, 4.125%, 8/15/44	2,804,510
1,010,000	U.S. Treasury Bond, 4.625%, 11/15/44	1,007,475
10,910,000	U.S. Treasury Bond, 4.625%, 2/15/55	10,928,752
2,825,000	U.S. Treasury Bond, 4.750%, 2/15/45	2,865,609
2,900,000	U.S. Treasury Note, 3.375%, 5/15/33	2,740,274
11,315,000	U.S. Treasury Note, 3.500%, 9/30/29	11,096,656
2,215,000	U.S. Treasury Note, 4.250%, 1/31/26	2,217,215
11,260,000	U.S. Treasury Note, 4.250%, 12/31/26	11,314,980
1,325,000	U.S. Treasury Note, 4.375%, 7/31/26	1,331,314
7,145,000	U.S. Treasury Note, 4.500%, 3/31/26	7,173,859
2,205,000	U.S. Treasury Note, 4.625%, 2/15/35	2,271,839
	Total U.S. Treasury Obligations	$58,369,580
	Non-Agency Collateralized Mortgage Obligations — 9.5%
763	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 4.846%, 3/25/35(A)(B)	752
871,489	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.644%, 10/25/45(A)(B)	827,202
1,358,164	Agate Bay Mortgage Trust, Ser 2015-7, Class B2, 144a, 3.644%, 10/25/45(A)(B)	1,286,281
684,528	Angel Oak Mortgage Trust, Ser 2024-1, Class A1, 144a, 5.210%, 8/25/68(A)(B)	679,974
771,713	AOMT, Ser 2024-6, Class A1, 144a, 4.650%, 11/25/67(A)(B)	757,999
845,639	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(B)	820,277
1,205,545	CIM Trust, Ser 2021-J2, Class A19, 144a, 2.500%, 4/25/51(A)(B)	976,257
480,679	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(B)	476,931
301,745	CSMC Trust, Ser 2013-7, Class B3, 144a, 3.543%, 8/25/43(A)(B)	289,351
332,764	CSMC Trust, Ser 2014-OAK1, Class B4, 144a, 3.618%, 11/25/44(A)(B)	320,431
661,570	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.892%, 1/25/45(A)(B)	634,400
716,999	CSMC Trust, Ser 2015-2, Class B4, 144a, 3.879%, 2/25/45(A)(B)	677,222
615,056	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.766%, 12/25/44(A)(B)	589,846
726,376	CSMC Trust, Ser 2018-J1, Class B2, 144a, 3.577%, 2/25/48(A)(B)	663,788
913,877	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(B)	878,287
1,069,923	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.563%, 2/25/48(A)(B)	971,973
979,783	EverBank Mortgage Loan Trust, Ser 2018-1, Class B3, 144a, 3.563%, 2/25/48(A)(B)	889,241
19,143	Galton Funding Mortgage Trust, Ser 2019-1, Class A22, 144a, 4.000%, 2/25/59(A)(B)	18,146
970,372	GCAT Trust, Ser 2022-NQM2, Class A1, 144a, 4.210%, 2/25/67(A)(B)	951,161
252,950	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class A14, 144a, 3.000%, 10/25/50(A)(B)	218,856

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 9.5% (Continued)
$ 652,000	GS Mortgage-Backed Securities Trust, Ser 2022-PJ1, Class A8, 144a, 2.500%, 5/28/52(A)(B)	$ 574,601
12,989	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 6.279%, 2/25/35(A)(B)	12,815
13,675	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 6.142%, 6/25/36(A)(B)	9,483
368,422	JP Morgan Mortgage Trust, Ser 2015-IVR2, Class B3, 144a, 5.830%, 1/25/45(A)(B)	369,943
1,386,294	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.447%, 1/25/47(A)(B)	1,249,626
821,994	JP Morgan Mortgage Trust, Ser 2018-8, Class B3, 144a, 4.033%, 1/25/49(A)(B)	751,856
160,528	JP Morgan Mortgage Trust, Ser 2019-INV1, Class A15, 144a, 4.000%, 10/25/49(A)(B)	151,525
1,090,473	JP Morgan Mortgage Trust, Ser 2021-11, Class A3, 144a, 2.500%, 1/25/52(A)(B)	887,842
14,848	MASTR Alternative Loan Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	14,693
705,190	Mello Mortgage Capital Acceptance, Ser 2022-INV2, Class A15, 144a, 3.000%, 4/25/52(A)(B)	595,004
1,100,000	Mill City Mortgage Loan Trust, Ser 2016-1, Class B2, 144a, 3.982%, 4/25/57(A)(B)	1,027,821
947,979	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(B)	835,340
134,841	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	57,979
71,066	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.536%, 8/25/43(A)(B)	69,096
80,264	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.491%, 5/25/43(A)(B)	77,891
494,060	Sequoia Mortgage Trust, Ser 2017-2, Class A1, 144a, 3.500%, 2/25/47(A)(B)	447,171
1,000,000	Towd Point Mortgage Trust, Ser 2017-1, Class B1, 144a, 3.811%, 10/25/56(A)(B)	919,729
800,000	Towd Point Mortgage Trust, Ser 2017-4, Class B1, 144a, 3.669%, 6/25/57(A)(B)	688,619
800,000	Towd Point Mortgage Trust, Ser 2019-4, Class A2, 144a, 3.250%, 10/25/59(A)(B)	719,747
786,283	Verus Securitization Trust, Ser 2022-3, Class A1, 144a, 4.130%, 2/25/67(A)(B)	742,172
39,108	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	35,678
859,142	Wells Fargo Mortgage Backed Securities Trust, Ser 2021-RR1, Class A3, 144a, 2.500%, 12/25/50(A)(B)	765,980
976,603	Wells Fargo Mortgage Backed Securities Trust, Ser 2022-1, Class A17, 144a, 2.500%, 8/25/51(A)(B)	790,858
	Total Non-Agency Collateralized Mortgage Obligations	$24,723,844
	U.S. Government Mortgage-Backed Obligations — 7.2%
31,679	FHLMC, Pool #1Q0339, (RFUCCT1Y + 1.889%), 6.846%, 4/1/37(A)	32,374
5,143	FHLMC, Pool #A12886, 5.000%, 8/1/33	5,178
38,187	FHLMC, Pool #A13842, 6.000%, 9/1/33	38,802
3,001	FHLMC, Pool #A21415, 5.000%, 5/1/34	3,006
7,648	FHLMC, Pool #A35682, 5.000%, 7/1/35	7,665
3,517	FHLMC, Pool #A36523, 5.000%, 8/1/35	3,525
16,337	FHLMC, Pool #A46590, 5.000%, 8/1/35	16,477
1,801	FHLMC, Pool #A64971, 5.500%, 8/1/37	1,835
1,156,661	FHLMC, Pool #A89148, 4.000%, 10/1/39	1,115,931
29,223	FHLMC, Pool #A96485, 4.500%, 1/1/41	28,827
183,384	FHLMC, Pool #A97897, 4.500%, 4/1/41	180,881
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 7.2% (Continued)
$ 8,978	FHLMC, Pool #C62740, 7.000%, 1/1/32	$ 9,382
6,461	FHLMC, Pool #C72254, 6.500%, 7/1/32	6,666
1,188	FHLMC, Pool #C90986, 7.000%, 6/1/26	1,241
5,653	FHLMC, Pool #G02184, 5.000%, 4/1/36	5,691
1,027,322	FHLMC, Pool #G05624, 4.500%, 9/1/39	1,015,107
92,898	FHLMC, Pool #G05733, 5.000%, 11/1/39	93,715
3,101	FHLMC, Pool #J13584, 3.500%, 11/1/25	3,087
778,716	FHLMC REMIC, Pool #SD1436, 4.500%, 8/1/52	745,395
658,363	FHLMC REMIC, Pool #SD1620, 5.000%, 9/1/52	648,113
804,596	FHLMC REMIC, Pool #SD5007, 5.000%, 9/1/53	789,897
522	FNMA, Pool #540040, 7.500%, 6/1/28	521
5,112	FNMA, Pool #561741, 7.500%, 1/1/31	5,242
7,702	FNMA, Pool #640291, 7.000%, 8/1/32	8,040
7,791	FNMA, Pool #670402, 6.500%, 6/1/32	8,055
57,982	FNMA, Pool #745257, 6.000%, 1/1/36	60,417
37,463	FNMA, Pool #748895, 6.000%, 12/1/33	37,568
27,370	FNMA, Pool #810049, 5.500%, 3/1/35	27,900
20,121	FNMA, Pool #819297, 6.000%, 9/1/35	20,908
423,263	FNMA, Pool #881279, 5.000%, 11/1/36	426,442
12,747	FNMA, Pool #889060, 6.000%, 1/1/38	13,555
28,920	FNMA, Pool #889061, 6.000%, 1/1/38	30,136
940	FNMA, Pool #895657, 6.500%, 8/1/36	949
52,087	FNMA, Pool #905049, 5.500%, 11/1/36	53,294
140,350	FNMA, Pool #928553, 5.500%, 8/1/37	143,532
60,242	FNMA, Pool #931535, 5.500%, 7/1/39	60,349
69,423	FNMA, Pool #AA3467, 4.500%, 4/1/39	68,511
110,475	FNMA, Pool #AA4584, 4.500%, 4/1/39	109,024
26,486	FNMA, Pool #AB1800, 4.000%, 11/1/40	25,461
8,401	FNMA, Pool #AB2452, 4.000%, 3/1/26	8,350
21,344	FNMA, Pool #AD6193, 5.000%, 6/1/40	21,081
40,161	FNMA, Pool #AE1568, 4.000%, 9/1/40	38,615
214,415	FNMA, Pool #AE2497, 4.500%, 9/1/40	211,375
23,952	FNMA, Pool #AE5441, 5.000%, 10/1/40	24,132
69,592	FNMA, Pool #AH1135, 5.000%, 1/1/41	70,115
4,021	FNMA, Pool #AH3671, 4.000%, 2/1/26	3,997
204,572	FNMA, Pool #AH6622, 4.000%, 3/1/41	196,612
197,638	FNMA, Pool #AL0150, 4.000%, 2/1/41	189,948
36,659	FNMA, Pool #AL0211, 5.000%, 4/1/41	36,935
246,239	FNMA, Pool #AS0779, 4.000%, 10/1/43	236,066
1,764,513	FNMA, Pool #BT7156, 2.000%, 8/1/51	1,418,913
670,091	FNMA, Pool #BW2258, 4.500%, 7/1/52	641,100
1,153,271	FNMA, Pool #FM4660, 2.000%, 10/1/35	1,048,982
1,172,664	FNMA, Pool #FM4702, 2.500%, 10/1/50	990,111
1,752,836	FNMA, Pool #FM5085, 2.000%, 12/1/50	1,405,886
840,151	FNMA, Pool #FM8360, 2.500%, 8/1/51	703,517
790,548	FNMA, Pool #FM8361, 2.500%, 8/1/51	665,006
1,034,040	FNMA, Pool #FM9905, 2.500%, 12/1/51	860,151
871,727	FNMA, Pool #FM9907, 2.500%, 12/1/51	728,644
638,938	FNMA, Pool #FS2906, 5.000%, 9/1/52	627,780
1,662,074	FNMA, Pool #FS7278, 5.000%, 11/1/53	1,629,901
749,872	FNMA, Pool #MA4128, 2.000%, 9/1/40	654,132
489,192	GNMA, Pool #4424, 5.000%, 4/20/39	495,097
	Total U.S. Government Mortgage-Backed Obligations	$18,759,145
	Agency Collateralized Mortgage Obligations — 6.8%
828,185	FHLMC REMIC, Ser 4422, Class LZ, 4.000%, 12/15/44	777,065
2,085,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	1,492,911
2,850,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	2,099,254
64,168	FNMA REMIC, Ser 2003-32, Class BZ, 6.000%, 11/25/32	65,828

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 6.8% (Continued)
$ 6,062	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	$ 5,796
1,420,000	FNMA REMIC, Ser 2017-37, Class AY, 3.000%, 5/25/47	1,102,104
270,295	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	252,748
1,800,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,436,743
2,500,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	1,909,617
2,550,000	FNMA REMIC, Ser 2022-17, Class UV, 3.000%, 7/25/42	2,142,001
521,594	FNMA REMIC, Ser 2023-9, Class BZ, 4.500%, 3/25/53	472,681
27,117	FNMA Trust, Ser 2004-W15, Class 2AF, (SOFR30A + 0.364%), 4.704%, 8/25/44(A)	26,850
447,938	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	447,291
3,677,463	GNMA, Ser 2012-147, Class IO, 0.535%, 4/16/54(A)(B)(C)	37,738
1,324,943	GNMA, Ser 2016-113, Class IO, 1.163%, 2/16/58(A)(B)(C)	63,661
7,100,862	GNMA, Ser 2016-140, Class IO, 0.734%, 5/16/58(A)(B)(C)	254,461
1,650,000	GNMA, Ser 2016-83, Class PB, 3.000%, 6/20/46	1,311,332
2,500,000	GNMA, Ser 2018-112, Class YC, 3.500%, 8/20/48	2,031,854
350,000	GNMA, Ser 2022-200, Class PL, 5.500%, 9/20/52	359,109
1,700,000	GNMA, Ser 2022-50, Class KV, 3.000%, 6/20/42	1,393,940
	Total Agency Collateralized Mortgage Obligations	$17,682,984
	Commercial Mortgage-Backed Securities — 6.3%
500,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	487,497
970,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	859,587
1,230,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(B)	1,078,068
525,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(B)	546,065
305,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(B)	289,307
830,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	740,716
1,514,722	CSMC, Ser 2021-B33, Class A1, 144a, 3.053%, 10/10/43	1,425,011
550,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class C, 144a, 3.555%, 9/10/35(A)(B)	536,250
1,750,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(B)	1,553,120
1,325,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	1,174,391
765,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 5.884%, 10/15/36(A)	752,343
528,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.854%, 9/6/38(A)(B)	508,366
755,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	728,275
515,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	495,409
1,200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 5.636%, 11/15/35(A)	1,116,421
1,210,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	1,181,726
340,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	327,849
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 6.3% (Continued)
$ 385,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	$ 381,458
2,380,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	2,203,859
	Total Commercial Mortgage-Backed Securities	$16,385,718
	Asset-Backed Securities — 5.3%
1,100,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (TSFR3M + 1.912%), 6.214%, 4/15/34(A)	1,097,738
800,000	Benefit Street Partners CLO XXV Ltd. (Cayman Islands), Ser 2021-25A, Class BR, 144a, (TSFR3M + 1.450%), 5.766%, 1/15/35(A)	792,210
944,425	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	931,956
605	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 7.210%, 2/25/33(A)(B)	607
1,291,500	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	1,182,164
1,203,718	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	1,106,974
82,347	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 8.370%, 12/25/29(A)(B)	85,834
1,073	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.089%, 10/25/31(A)(B)	1,081
1,081,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	1,038,635
960,300	Jersey Mike's Funding LLC, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	949,239
1,457,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1R, 144a, (TSFR3M + 1.450%), 5.761%, 10/19/34(A)	1,448,650
189,927	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	190,951
1,155,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,085,547
1,091,250	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	1,054,283
685,750	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	644,232
800,000	Verdelite Static CLO Ltd. (Jersey), Ser 2024-1A, Class B, 144a, (TSFR3M + 1.650%), 5.943%, 7/20/32(A)	797,816
1,539,992	Wendy's Funding LLC, Ser 2021-1A, Class A2II, 144a, 2.775%, 6/15/51	1,337,865
	Total Asset-Backed Securities	$13,745,782
	Sovereign Government Obligations — 0.9%
382,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	365,287
697,000	Chile Government International Bond, 3.100%, 1/22/61	416,102
200,000	Egypt Government International Bond, 144a, 5.800%, 9/30/27	187,000
9,600	Ghana Government International Bond, 144a, 4.717%, 7/3/26#	9,010
20,886	Ghana Government International Bond, 144a, 4.962%, 1/3/30#	16,098
96,800	Ghana Government International Bond, 144a, 5.000%, 7/3/29(A)(B)	84,642
878,000	Mexico Government International Bond, 3.771%, 5/24/61	509,196

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Sovereign Government Obligations — 0.9% (Continued)
$ 200,000	Nigeria Government International Bond, MTN, 8.250%, 9/28/51	$ 156,522
736,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	689,602
	Total Sovereign Government Obligations	$2,433,459
Shares
	Short-Term Investment Fund — 1.3%
3,461,821	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	3,461,821
	Total Investment Securities—99.3% (Cost $271,043,301)	$259,168,982
	Other Assets in Excess of Liabilities — 0.7%	1,909,902
	Net Assets — 100.0%	$261,078,884
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2025.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
IO – Interest Only
JSC – Joint Stock Company
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – FTSE USD IBOR Consumer Cash Fallbacks Term One year
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities were valued at $72,914,915 or 27.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$103,606,649	$—	$103,606,649
U.S. Treasury Obligations	—	58,369,580	—	58,369,580
Non-Agency Collateralized Mortgage Obligations	—	24,723,844	—	24,723,844
U.S. Government Mortgage-Backed Obligations	—	18,759,145	—	18,759,145
Agency Collateralized Mortgage Obligations	—	17,682,984	—	17,682,984
Commercial Mortgage-Backed Securities	—	16,385,718	—	16,385,718
Asset-Backed Securities	—	13,745,782	—	13,745,782
Sovereign Government Obligations	—	2,433,459	—	2,433,459
Short-Term Investment Fund	3,461,821	—	—	3,461,821
Other Financial Instruments
Futures
Interest rate contracts	42,447	—	—	42,447
Total	$3,504,268	$255,707,161	$—	$259,211,429

Touchstone Active Bond Fund (Unaudited) (Continued)
Futures Contracts
At March 31, 2025, $148,750 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2025:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Long Futures:
5-Year U.S. Treasury Note	6/30/2025	119	$12,870,594	$42,447
				$42,447
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Ares Credit Opportunities Fund – March 31, 2025 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 79.5%
	Communication Services — 11.1%
$ 3,294,000	Altice France SA (France), 144a, 5.500%, 1/15/28	$ 2,631,793
2,829,000	ANGI Group LLC, 144a, 3.875%, 8/15/28	2,563,869
72,000	Belo Corp., 7.250%, 9/15/27	74,250
675,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	598,260
4,584,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.000%, 2/1/28	4,444,978
7,580,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30(A)	6,887,078
5,630,000	CommScope LLC, 144a, 4.750%, 9/1/29	5,007,994
205,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	146,343
76,000	CSC Holdings LLC, 144a, 4.500%, 11/15/31	55,088
1,129,000	CSC Holdings LLC, 144a, 6.500%, 2/1/29	934,247
1,315,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	640,133
5,215,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	2,737,875
416,000	CSC Holdings LLC, 144a, 4.125%, 12/1/30	301,202
1,761,000	DISH DBS Corp., 144a, 5.250%, 12/1/26	1,614,852
2,673,000	DISH DBS Corp., 144a, 5.750%, 12/1/28	2,252,225
1,500,000	Fox Corp., 5.476%, 1/25/39	1,441,301
1,500,000	Fox Corp., 5.576%, 1/25/49	1,399,364
3,043,000	Gen Digital, Inc., 144a, 6.250%, 4/1/33	3,017,581
3,677,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144a, 3.500%, 3/1/29	3,400,876
7,322,000	Gray Media, Inc., 144a, 4.750%, 10/15/30	4,598,991
508,000	Gray Media, Inc., 144a, 10.500%, 7/15/29	526,289
8,879,000	Level 3 Financing, Inc., 144a, 4.875%, 6/15/29	7,524,331
2,042,000	Level 3 Financing, Inc., 144a, 11.000%, 11/15/29	2,276,769
1,061,000	Nexstar Media, Inc., 144a, 4.750%, 11/1/28	992,133
128,000	Nexstar Media, Inc., 144a, 5.625%, 7/15/27	126,077
500,000	Odido Group Holding BV (Netherlands), 144a, 5.500%, 1/15/30	536,595
7,898,000	Scripps Escrow II, Inc., 144a, 3.875%, 1/15/29	6,147,301
1,800,000	Sirius XM Radio LLC, 144a, 3.125%, 9/1/26	1,743,458
526,000	Sirius XM Radio LLC, 144a, 5.000%, 8/1/27	513,831
240,000	Sirius XM Radio LLC, 144a, 5.500%, 7/1/29	231,621
1,900,000	Snap, Inc., 144a, 6.875%, 3/1/33	1,895,459
2,794,000	TEGNA, Inc., 4.625%, 3/15/28	2,638,712
1,400,000	Telenet Finance Luxembourg Notes Sarl (Belgium), 144a, 5.500%, 3/1/28	1,358,000
3,051,000	Telesat Canada / Telesat LLC (Canada), 144a, 5.625%, 12/6/26	1,813,761
1,163,000	Telesat Canada / Telesat LLC (Canada), 144a, 6.500%, 10/15/27	500,090
1,000,000	United Group BV (Slovenia), 144a, 3.625%, 2/15/28	1,050,250
338,000	Virgin Media Finance PLC (United Kingdom), 144a, 5.000%, 7/15/30	289,426
1,460,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 4.500%, 8/15/30	1,282,555
5,127,000	Virgin Media Vendor Financing Notes IV DAC (United Kingdom), 144a, 5.000%, 7/15/28	4,844,836
400,000	Vmed O2 UK Financing I PLC (United Kingdom), 144a, 4.250%, 1/31/31	344,904
6,375,000	Zayo Group Holdings, Inc., 144a, 4.000%, 3/1/27	5,806,596
		87,191,294
	Industrials — 9.8%
1,215,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	1,134,094
754,000	Amsted Industries, Inc., 144a, 6.375%, 3/15/33	750,148
4,098,634	ARD Finance SA (Luxembourg), 144a, 6.500%, 6/30/27(B)	245,918
3,015,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 4.125%, 8/15/26†	2,769,157
Principal Amount		Market Value
	Corporate Bonds — 79.5% (Continued)
	Industrials — 9.8% (Continued)
$ 500,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.750%, 7/15/27	$ 322,937
1,989,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 8/15/27	910,285
5,758,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 8/15/27	2,635,204
1,103,000	Axon Enterprise, Inc., 144a, 6.250%, 3/15/33	1,112,341
6,174,000	Ball Corp., 2.875%, 8/15/30	5,381,816
2,297,000	Builders FirstSource, Inc., 144a, 6.375%, 3/1/34	2,279,409
1,440,000	BWX Technologies, Inc., 144a, 4.125%, 4/15/29	1,344,276
2,620,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	2,474,477
2,589,000	Chart Industries, Inc., 144a, 9.500%, 1/1/31	2,763,320
3,566,000	Clean Harbors, Inc., 144a, 4.875%, 7/15/27	3,514,941
625,000	Clean Harbors, Inc., 144a, 6.375%, 2/1/31	631,374
739,000	Coherent Corp., 144a, 5.000%, 12/15/29	705,573
4,810,676	CP Atlas Buyer, Inc., 144a, 7.000%, 12/1/28	3,800,551
2,712,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.625%, 12/15/30	2,711,539
2,008,000	GFL Environmental, Inc., 144a, 3.500%, 9/1/28	1,897,829
713,271	GFL Environmental, Inc., 144a, 4.375%, 8/15/29	672,744
3,600,000	Graphic Packaging International LLC, 144a, 3.750%, 2/1/30	3,286,606
798,000	Graphic Packaging International LLC, 144a, 6.375%, 7/15/32	799,138
2,254,000	LABL, Inc., 144a, 8.625%, 10/1/31	1,651,055
3,416,000	Madison IAQ LLC, 144a, 4.125%, 6/30/28	3,224,447
3,717,000	Martin Marietta Materials, Inc., 4.250%, 12/15/47	3,002,324
749,000	OI European Group BV, 144a, 4.750%, 2/15/30	686,133
51,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	50,717
4,230,000	Quikrete Holdings, Inc., 144a, 6.375%, 3/1/32	4,254,830
4,243,000	Sealed Air Corp/Sealed Air Corp. US, 144a, 6.125%, 2/1/28	4,247,548
4,579,000	Sensata Technologies BV, 144a, 4.000%, 4/15/29	4,204,546
3,343,000	Standard Industries, Inc., 144a, 4.375%, 7/15/30	3,075,710
160,000	TransDigm, Inc., 144a, 6.750%, 8/15/28	162,334
2,817,000	Trident TPI Holdings, Inc., 144a, 12.750%, 12/31/28	3,020,303
1,450,000	Waste Pro USA, Inc., 144a, 7.000%, 2/1/33	1,453,890
2,507,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/33	2,517,841
3,544,000	Wilsonart LLC, 144a, 11.000%, 8/15/32	3,241,954
		76,937,309
	Consumer Discretionary — 9.7%
3,795,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	3,702,095
480,000	Asbury Automotive Group, Inc., 4.500%, 3/1/28	461,281
2,340,000	Asbury Automotive Group, Inc., 144a, 4.625%, 11/15/29	2,192,103
1,025,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 6.625%, 1/15/28	1,015,762
2,120,000	Bath & Body Works, Inc., 6.750%, 7/1/36	2,111,313
4,211,000	Bath & Body Works, Inc., 6.875%, 11/1/35	4,264,256
92,000	Bath & Body Works, Inc., 7.500%, 6/15/29	93,784
2,801,000	Boyne USA, Inc., 144a, 4.750%, 5/15/29	2,640,161
1,382,000	Caesars Entertainment, Inc., 144a, 4.625%, 10/15/29	1,270,115
780,000	Caesars Entertainment, Inc., 144a, 7.000%, 2/15/30	791,292
323,000	Caesars Entertainment, Inc., 144a, 8.125%, 7/1/27	325,212
2,388,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	2,318,831
1,200,000	Churchill Downs, Inc., 144a, 5.500%, 4/1/27	1,190,373
837,000	Clarios Global LP / Clarios US Finance Co., 144a, 8.500%, 5/15/27	839,147
543,000	Clarios Global LP / Clarios US Finance Co., 144a, 6.250%, 5/15/26	543,233
1,146,000	Cougar JV Subsidiary LLC, 144a, 8.000%, 5/15/32	1,181,552

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 79.5% (Continued)
	Consumer Discretionary — 9.7% (Continued)
$ 650,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144a, 6.750%, 1/15/30	$ 561,562
1,000,000	Ford Motor Co., 4.750%, 1/15/43	755,354
610,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	581,449
462,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27(A)	446,138
55,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/25	54,962
4,640,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	4,186,399
4,531,000	Hilton Domestic Operating Co., Inc., 144a, 3.750%, 5/1/29	4,223,145
1,222,000	Lithia Motors, Inc., 144a, 4.375%, 1/15/31	1,108,030
3,966,000	Live Nation Entertainment, Inc., 144a, 4.750%, 10/15/27(A)	3,863,951
1,125,000	Live Nation Entertainment, Inc., 144a, 6.500%, 5/15/27	1,136,103
3,449,000	MGM Resorts International, 4.750%, 10/15/28	3,321,362
2,006,000	MGM Resorts International, 6.500%, 4/15/32	1,965,524
2,130,000	Service Corp. International, 5.750%, 10/15/32	2,093,562
1,223,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 144a, 7.750%, 10/15/29	1,127,154
4,103,514	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 144a, 11.000%, 3/6/30(B)	3,631,609
990,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	889,548
2,925,000	Station Casinos LLC, 144a, 4.500%, 2/15/28	2,800,564
1,600,000	Station Casinos LLC, 144a, 6.625%, 3/15/32	1,586,176
2,542,000	Tenneco, Inc., 144a, 8.000%, 11/17/28	2,424,345
512,000	United Airlines, Inc., 144a, 4.375%, 4/15/26(A)	504,258
208,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	196,869
4,497,000	Victoria's Secret & Co., 144a, 4.625%, 7/15/29	3,932,357
2,973,000	Viking Cruises Ltd., 144a, 5.875%, 9/15/27	2,958,042
1,200,000	Viking Cruises Ltd., 144a, 7.000%, 2/15/29	1,203,905
2,030,000	Viking Ocean Cruises Ship VII Ltd., 144a, 5.625%, 2/15/29	1,994,839
407,000	VistaJet Malta Finance PLC / Vista Management Holding, Inc. (Switzerland), 144a, 9.500%, 6/1/28	402,661
3,388,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144a, 5.250%, 5/15/27	3,351,777
		76,242,155
	Energy — 9.0%
2,577,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.250%, 4/1/28	2,578,162
1,436,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.625%, 9/1/32	1,441,656
111,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 5.875%, 6/30/29	108,260
187,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 8.250%, 12/31/28	190,542
1,690,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 6.625%, 10/15/32	1,682,407
2,560,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	2,248,153
239,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	223,830
4,741,000	CITGO Petroleum Corp., 144a, 6.375%, 6/15/26	4,730,241
6,406,000	ITT Holdings LLC, 144a, 6.500%, 8/1/29	5,908,800
860,000	Kodiak Gas Services LLC, 144a, 7.250%, 2/15/29	875,916
3,792,000	Moss Creek Resources Holdings, Inc., 144a, 8.250%, 9/1/31	3,680,152
3,601,000	Nabors Industries, Inc., 144a, 8.875%, 8/15/31	3,125,304
1,580,000	Nabors Industries, Inc., 144a, 9.125%, 1/31/30	1,580,534
955,000	NuStar Logistics LP, 5.625%, 4/28/27	950,715
6,804,000	ONEOK, Inc., 5.450%, 6/1/47	6,153,896
208,000	ONEOK, Inc., 5.600%, 4/1/44	193,123
3,110,000	Summit Midstream Holdings LLC, 144a, 8.625%, 10/31/29	3,169,933
Principal Amount		Market Value
	Corporate Bonds — 79.5% (Continued)
	Energy — 9.0% (Continued)
$ 2,220,000	Sunoco LP, 144a, 7.250%, 5/1/32	$ 2,291,637
4,779,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	4,527,144
1,045,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 9/1/31	988,490
1,000,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 7.375%, 2/15/29	1,004,429
2,582,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	2,497,465
1,750,000	TerraForm Power Operating LLC, 144a, 4.750%, 1/15/30	1,625,310
4,734,426	TGNR Intermediate Holdings LLC, 144a, 5.500%, 10/15/29	4,443,976
2,605,000	TransMontaigne Partners LLC, 144a, 8.500%, 6/15/30	2,619,090
7,323,000	Transocean, Inc., 6.800%, 3/15/38	5,583,432
7,738,000	Western Midstream Operating LP, 5.250%, 2/1/50	6,573,243
		70,995,840
	Financials — 7.9%
2,692,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 7.500%, 11/6/30	2,737,508
4,402,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 4.250%, 10/15/27	4,247,309
3,451,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 7.000%, 1/15/31	3,464,725
1,689,000	Ally Financial, Inc., 4.750%, 6/9/27	1,687,777
4,919,000	Arthur J Gallagher & Co., 5.550%, 2/15/55	4,692,028
4,079,000	Blackstone Private Credit Fund, 2.625%, 12/15/26	3,905,203
2,112,000	Blue Owl Capital Corp., 3.400%, 7/15/26	2,062,471
3,590,000	Focus Financial Partners LLC, 144a, 6.750%, 9/15/31	3,535,360
600,000	GGAM Finance Ltd. (Ireland), 144a, 5.875%, 3/15/30	592,134
2,985,000	GGAM Finance Ltd. (Ireland), 144a, 6.875%, 4/15/29	3,019,426
3,685,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (United Kingdom), 144a, 7.250%, 2/15/31	3,712,165
1,601,000	LPL Holdings, Inc., 144a, 4.625%, 11/15/27	1,585,900
2,157,441	Midcap Financial Issuer Trust, 144a, 5.625%, 1/15/30	1,954,040
4,566,000	Midcap Financial Issuer Trust, 144a, 6.500%, 5/1/28	4,401,564
4,006,000	Nationstar Mortgage Holdings, Inc., 144a, 5.500%, 8/15/28	3,971,730
7,322,000	OneMain Finance Corp., 3.500%, 1/15/27	7,016,473
392,000	OneMain Finance Corp., 3.875%, 9/15/28	362,478
2,684,000	OneMain Finance Corp., 4.000%, 9/15/30	2,363,649
441,000	OneMain Finance Corp., 9.000%, 1/15/29	462,855
1,242,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 144a, 3.625%, 3/1/29	1,144,482
373,000	United Wholesale Mortgage LLC, 144a, 5.500%, 11/15/25	371,928
5,754,000	VistaJet Malta Finance PLC / XO Management Holding, Inc. (Switzerland), 144a, 6.375%, 2/1/30	5,039,519
		62,330,724
	Materials — 6.6%
5,469,523	ASP Unifrax Holdings, Inc., PIK, 144a, 7.100%, 9/30/29(B)	2,953,543
3,015,000	Avient Corp., 144a, 6.250%, 11/1/31	2,988,071
1,114,000	Axalta Coating Systems LLC, 144a, 3.375%, 2/15/29	1,017,832
4,424,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 144a, 4.750%, 6/15/27	4,347,548
797,000	Celanese US Holdings LLC, 6.750%, 4/15/33	773,636
697,000	Chemours Co. (The), 144a, 4.625%, 11/15/29	594,847
4,627,000	Chemours Co. (The), 144a, 5.750%, 11/15/28	4,267,216
1,045,000	Compass Minerals International, Inc., 144a, 6.750%, 12/1/27	1,003,225
3,871,000	Constellium SE, 144a, 3.750%, 4/15/29	3,508,070

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 79.5% (Continued)
	Materials — 6.6% (Continued)
$ 2,562,000	FMG Resources August 2006 Pty Ltd. (Australia), 144a, 4.375%, 4/1/31	$ 2,313,866
1,202,000	FMG Resources August 2006 Pty Ltd. (Australia), 144a, 4.500%, 9/15/27	1,165,655
3,424,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34(A)	3,423,597
2,330,000	Freeport-McMoRan, Inc., 5.450%, 3/15/43(A)	2,182,078
4,187,000	Novelis Corp., 144a, 3.250%, 11/15/26	4,048,252
881,000	Novelis Corp., 144a, 4.750%, 1/30/30	821,587
4,514,000	OCI NV (Netherlands), 144a, 6.700%, 3/16/33	4,806,056
4,478,000	SCIH Salt Holdings, Inc., 144a, 4.875%, 5/1/28	4,258,042
1,438,000	SCIH Salt Holdings, Inc., 144a, 6.625%, 5/1/29	1,380,135
3,249,000	Tronox, Inc., 144a, 4.625%, 3/15/29	2,778,899
1,852,000	WR Grace Holdings LLC, 144a, 5.625%, 8/15/29	1,592,664
2,100,000	WR Grace Holdings LLC, 144a, 4.875%, 6/15/27	2,029,992
		52,254,811
	Consumer Staples — 6.4%
605,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 6.250%, 3/15/33	608,704
3,665,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	3,500,572
405,000	Bath & Body Works, Inc., 144a, 6.625%, 10/1/30	410,618
2,500,000	BCP V Modular Services Finance PLC (United Kingdom), 144a, 6.750%, 11/30/29	2,470,095
925,000	Chobani Holdco II LLC, (9.500% PIK), 144a, 8.750%, 10/1/29(B)	1,001,491
2,500,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 4.625%, 11/15/28	2,407,229
5,227,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144a, 4.625%, 1/15/29	4,811,932
1,465,000	Gates Corp., 144a, 6.875%, 7/1/29	1,490,949
2,196,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	2,188,909
1,200,000	Iceland Bondco PLC (United Kingdom), 144a, 4.375%, 5/15/28	1,412,394
5,370,000	Korn Ferry, 144a, 4.625%, 12/15/27	5,205,435
3,303,000	Lamb Weston Holdings, Inc., 144a, 4.125%, 1/31/30	3,070,758
2,789,000	LBM Acquisition LLC, 144a, 6.250%, 1/15/29	2,375,664
4,143,000	LCM Investments Holdings II LLC, 144a, 4.875%, 5/1/29	3,887,418
1,274,000	Papa John's International, Inc., 144a, 3.875%, 9/15/29	1,185,341
2,484,000	Performance Food Group, Inc., 144a, 4.250%, 8/1/29	2,322,935
2,250,000	Performance Food Group, Inc., 144a, 5.500%, 10/15/27	2,228,861
1,000,000	Performance Food Group, Inc., 144a, 6.125%, 9/15/32	993,998
2,130,000	Post Holdings, Inc., 144a, 6.250%, 10/15/34	2,080,807
2,852,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	2,644,473
2,605,000	Tyson Foods, Inc., 5.100%, 9/28/48	2,342,254
2,661,000	Wolverine World Wide, Inc., 144a, 4.000%, 8/15/29	2,250,858
		50,891,695
	Health Care — 5.8%
2,033,000	1261229 BC Ltd., 144a, 10.000%, 4/15/32	2,019,194
3,669,000	Charles River Laboratories International, Inc., 144a, 4.250%, 5/1/28	3,498,267
8,525,000	CHS/Community Health Systems, Inc., 144a, 5.625%, 3/15/27	8,126,507
4,574,000	Fortrea Holdings, Inc., 144a, 7.500%, 7/1/30†	4,138,300
3,136,000	Grifols Escrow Issuer SA (Spain), 144a, 4.750%, 10/15/28	2,898,648
500,000	Grifols SA (Spain), 144a, 3.875%, 10/15/28	497,349
2,271,000	HCA, Inc., 5.250%, 6/15/49	1,991,455
2,500,000	Laboratoire Eimer Selas (France), 144a, 5.000%, 2/1/29	2,473,474
1,509,000	LifePoint Health, Inc., 144a, 9.875%, 8/15/30	1,591,760
Principal Amount		Market Value
	Corporate Bonds — 79.5% (Continued)
	Health Care — 5.8% (Continued)
$ 3,535,000	LifePoint Health, Inc., 144a, 8.375%, 2/15/32	$ 3,557,118
4,486,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	4,191,307
3,856,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	3,671,131
4,077,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	3,804,051
3,000,000	Tenet Healthcare Corp., 5.125%, 11/1/27	2,956,869
		45,415,430
	Information Technology — 5.3%
842,000	Ahead DB Holdings LLC, 144a, 6.625%, 5/1/28	820,863
1,436,000	Amentum Holdings, Inc., 144a, 7.250%, 8/1/32	1,412,636
355,733	Asmodee Group AB (Sweden), 144a, 5.750%, 12/15/29	398,950
745,000	Cloud Software Group, Inc., 144a, 6.500%, 3/31/29	723,579
1,714,000	Cloud Software Group, Inc., 144a, 8.250%, 6/30/32	1,742,063
3,000,000	Cloud Software Group, Inc., 144a, 9.000%, 9/30/29	2,988,163
3,278,000	Elastic NV, 144a, 4.125%, 7/15/29	3,056,857
500,000	Entegris, Inc., 144a, 3.625%, 5/1/29	459,614
1,488,000	Entegris, Inc., 144a, 4.750%, 4/15/29	1,434,227
4,814,000	McAfee Corp., 144a, 7.375%, 2/15/30	4,261,634
5,454,000	ON Semiconductor Corp., 144a, 3.875%, 9/1/28	5,097,960
3,421,000	Open Text Holdings, Inc. (Canada), 144a, 4.125%, 2/15/30	3,120,068
4,833,000	PTC, Inc., 144a, 4.000%, 2/15/28	4,647,760
440,000	Seagate HDD Cayman, 3.125%, 7/15/29	395,139
3,157,000	Seagate HDD Cayman, 3.375%, 7/15/31	2,663,698
350,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	347,165
4,332,000	SS&C Technologies, Inc., 144a, 6.500%, 6/1/32	4,378,833
4,327,000	Synaptics, Inc., 144a, 4.000%, 6/15/29	3,968,829
		41,918,038
	Real Estate — 4.7%
2,190,000	Blackstone Mortgage Trust, Inc. REIT, 144a, 7.750%, 12/1/29	2,249,454
6,909,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 4.500%, 4/1/27	6,618,830
35,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 5.750%, 5/15/26	34,699
293,000	HAT Holdings I LLC / HAT Holdings II LLC, 144a, 8.000%, 6/15/27	303,298
2,374,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 3.375%, 6/15/26	2,302,758
250,000	Iron Mountain UK PLC REIT, 144a, 3.875%, 11/15/25	318,472
700,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	640,599
4,621,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29(A)	4,409,636
1,505,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	1,443,141
2,156,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.250%, 2/1/27	2,099,722
1,495,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 5.000%, 10/15/27	1,350,526
1,738,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 144a, 8.500%, 2/15/32	1,770,529
238,000	Neinor Homes SA (Spain), 144a, 5.875%, 2/15/30	261,364
4,394,000	RLJ Lodging Trust LP REIT, 144a, 3.750%, 7/1/26	4,295,926
793,000	RLJ Lodging Trust LP REIT, 144a, 4.000%, 9/15/29	711,095
5,552,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC REIT, 144a, 6.500%, 2/15/29	4,985,802
1,810,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 3.750%, 2/15/27	1,770,140
1,801,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.125%, 8/15/30	1,695,146
46,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	44,608
		37,305,745

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 79.5% (Continued)
	Utilities — 3.2%
$ 2,926,000	Alpha Generation LLC, 144a, 6.750%, 10/15/32	$ 2,927,878
1,076,000	Calpine Corp., 144a, 4.625%, 2/1/29	1,031,705
4,200,000	Calpine Corp., 144a, 4.500%, 2/15/28	4,070,888
4,871,000	NRG Energy, Inc., 144a, 3.625%, 2/15/31	4,313,306
15,000	NRG Energy, Inc., 144a, 3.875%, 2/15/32	13,152
645,000	NRG Energy, Inc., 144a, 7.000%, 3/15/33	694,262
3,844,000	NRG Energy, Inc., 144a, 6.250%, 11/1/34	3,785,224
2,703,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144a, 4.500%, 8/15/28	2,514,823
3,950,000	Vistra Operations Co. LLC, 144a, 5.000%, 7/31/27	3,888,694
1,350,000	Vistra Operations Co. LLC, 144a, 5.625%, 2/15/27	1,344,925
466,000	Vistra Operations Co. LLC, 144a, 4.300%, 7/15/29(A)	450,547
		25,035,404
	Total Corporate Bonds	$626,518,445
	Bank Loans — 11.4%(C)
	Information Technology — 2.9%
3,252,410	Access CIG LLC, 2023 Refinancing Term Loan, (3M SOFR + 5.000%), 8.541%, 8/18/28	3,249,255
1,745,524	AthenaHealth Group Inc., Initial Term Loan, (1M SOFR + 3.250%), 7.325%, 2/15/29	1,720,982
357	Avaya Inc., Exit Term Loan, (1M SOFR + 11.825%), 11.825%, 8/01/28	282
2,114,700	Cloud Software Group Inc., Incremental Term B, (1M SOFR + 3.750%), 8.049%, 3/21/31	2,092,052
1,091,968	Cloud Software Group Inc., Initial Dollar Term B Facility, (1M SOFR + 3.500%), 7.799%, 3/30/29	1,080,797
3,465,000	Dun & Bradstreet Corporation (The), Incremental Term B-2, (1M SOFR + 2.250%), 6.572%, 1/18/29	3,455,783
1,503,034	PointClickCare Technologies Inc., 2024-1 Term Loan, (1M SOFR + 3.250%), 7.549%, 11/03/31	1,498,345
3,483,418	Quest Software US Holdings Inc., First Lien Initial Term Loan, (3M SOFR + 4.400%), 8.691%, 2/01/29	1,863,628
4,087,755	VeriFone Systems Inc., First Lien Initial Term Loan, (3M SOFR + 4.262%), 8.583%, 8/20/25	3,672,725
2,783,025	Zelis Cost Management Buyer Inc., Amendment No 5 Term Loan, (1M SOFR + 3.250%), 7.575%, 11/26/31	2,773,451
1,405,285	Zellis Cost Management, Term B-2 Loans, (1M SOFR + 2.750%), 7.075%, 9/28/29	1,395,139
		22,802,439
	Industrials — 2.0%
3,108,499	BW Holding Inc., First Lien Initial Term Loan, (3M SOFR + 4.150%), 8.463%, 12/14/28	2,571,412
1,311,014	Coherent Corp (f/k/a II-VI Inc.), Term Loan B-2, (1M SOFR + 2.000%), 6.325%, 7/02/29	1,307,461
2,241,062	CP Atlas Buyer Inc., Term B Loan, (1M SOFR + 3.850%), 8.175%, 11/23/27	2,067,940
3,187,849	LABL Inc., Initial Dollar Term Loan, (1M SOFR + 5.100%), 9.425%, 10/29/28	2,632,621
5,727,060	Pretium PKG Holdings Inc., Initial Third Amendment Tranche A-1 Term Loan (First Lien), (3M SOFR + 4.600%), 8.189%, 10/02/28	3,245,353
829,052	Transdigm Inc., Tranche J Term Loan, (3M SOFR + 2.500%), 6.799%, 2/28/31	823,904
3,008,017	WEC Us Holdings Ltd., Initial Term Loan, (1M SOFR + 2.250%), 6.573%, 1/27/31	2,977,937
		15,626,628
	Consumer Discretionary — 1.8%
2,841,040	AI Aqua Merger Sub Inc. FKA Osmosis Buyer Limited, 2025 Refinancing Term B, (1M SOFR + 3.000%), 7.323%, 7/31/28	2,811,862
Principal Amount		Market Value
	Bank Loans — 11.4%(C) (Continued)
	Consumer Discretionary — (Continued)
$ 1,200,000	Armorica Lux Sarl, Facility B Loan, (3M EURIBOR + 4.925%), 7.537%, 7/28/28	$ 1,249,447
1,504,800	Caesars Entertainment Inc., Incremental Term B-1 Loan, (1M SOFR + 2.750%), 6.563%, 2/06/31	1,492,385
1,363,021	ClubCorp Holdings Inc., Term Loan, (3M SOFR + 5.262%), 9.561%, 9/18/26	1,363,307
2,690,000	EOC Borrower LLC, Term B Loans, (3M SOFR + 3.000%), 7.319%, 3/24/32	2,684,970
1,000,000	Financiere Labeyrie Fine Foods, Facility B, 7/30/26(D)	967,180
622,375	Froneri International Limited, Facility B4, (1M SOFR + 2.000%), 6.237%, 9/17/31	617,732
1,421,305	LBM Acquisition LLC, First Lien Initial Term Loan, (1M SOFR + 3.850%), 8.175%, 12/17/27	1,387,876
1,496,250	PG Polaris Bidco (Ursa Minor), Term Loan B, (3M SOFR + 3.000%), 7.299%, 3/26/31	1,495,008
		14,069,767
	Communication Services — 1.0%
752,032	NEP Group Inc., Incremental PIK Term loan B, (3M SOFR + 4.262%), 8.575%, 8/19/26	696,382
3,976,927	NEP Group Inc., Term Loan PIK, 9.325%, 8/19/26(D)	3,691,582
370,000	Telenet Financing USD LLC, Term Loan AR Facility, (1M SOFR + 2.114%), 6.434%, 4/30/28	357,897
480,000	Virgin Media Bristol LLC, Facility Q Advance, (1M SOFR + 3.364%), 7.684%, 1/31/29	470,016
3,518,998	WideOpenWest Finance LLC, Super Senior Second Out Term Loan, (3M SOFR + 3.262%), 7.551%, 12/11/28	3,017,541
		8,233,418
	Energy — 1.0%
5,008,961	Freeport LNG Investments, LLP, Tla Term Loan, (3M SOFR + 3.262%), 7.555%, 11/16/26	5,000,596
2,345,000	Pasadena Performance Products LLC, Term B Loan, (3M SOFR + 3.500%), 7.752%, 2/24/32	2,337,684
893,387	PES Holdings LLC, Tranche C Loan, 12.000%, 12/31/24(D)	4,467
289,057	Prairie ECI Acquiror LP, Term Loan B-3, (1M SOFR + 4.250%), 8.575%, 8/01/29	288,878
		7,631,625
	Financials — 0.9%
4,789,193	AmWINS Group Inc., Initial Term Loans, (1M SOFR + 2.250%), 6.575%, 1/30/32	4,747,096
2,490,466	CHPPR Midco Inc. (f/k/a Air Methods Corporation), Amendment No. 1 Term Loan, (3M SOFR + 8.750%), 13.046%, 12/31/29	2,499,805
		7,246,901
	Health Care — 0.9%
3,391,865	Gainwell Acquisition Corp, Term B Loan, (3M SOFR + 4.100%), 8.399%, 10/01/27	3,174,209
1,500,000	Home VI, Additional Senior Facility B3, 10/31/29(D)	1,614,521
1,146,863	Medline Borrower LP, Dollar Incremental Term Loan, (1M SOFR + 2.250%), 6.574%, 10/23/28	1,144,236
985,743	Team Health Holdings Inc., Extended Term Loan, (3M SOFR + 5.250%), 9.541%, 3/02/27	958,300
		6,891,266
	Materials — 0.6%
1,856,151	Aruba Investments Holdings LLC, First Lien Initial Dollar Term Loan, (1M SOFR + 4.100%), 8.425%, 11/24/27	1,800,467
3,770,550	Flexsys Holdings Inc., Initial Term Loan, (3M SOFR + 5.512%), 9.811%, 11/01/28	2,274,886

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Bank Loans — 11.4%(C) (Continued)
	Materials — (Continued)
$ 423,399	Polar US Borrow, PIK B-1B Tlb, 9.900%, 10/16/28(D)	$ 232,162
941,556	Polar US Borrow, Term B-1A Loan, (1M SOFR + 5.600%), 9.900%, 10/16/28	516,283
		4,823,798
	Utilities — 0.3%
2,157,409	Thunder Generation Funding LLC, Term Loan B, (3M SOFR + 3.000%), 9.500%, 10/03/31	2,154,712
	Total Bank Loans	$89,480,554
	Asset-Backed Securities — 2.6%
603,924	Aimco CLO 16 Ltd. (Cayman Islands), Ser 2021-16A, Class SUB, 144a, 11.982%, 7/17/37(E)	427,623
470,000	AIMCO CLO 23 Ltd. (Cayman Islands), Ser 2025-23A, Class SUB, 144a, 4/20/38(E)	412,777
340,000	Atrium XV (Cayman Islands), Ser 15A, Class SUB, 144a, 13.823%, 1/23/31(E)	150,906
520,638	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2017-2A, Class SUB, 144a, 5.591%, 7/25/37(E)	271,896
620,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2021-2A, Class SUB, 144a, 13.644%, 7/16/34(E)	272,486
850,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2022-1A, Class SUB, 144a, 18.710%, 4/18/35(E)	356,586
490,000	Benefit Street Partners CLO XXXVII Ltd. (Cayman Islands), Ser 2024-37A, Class SUB, 144a, 1/25/38(E)	519,796
750,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-5A, Class SUB, 144a, 15.129%, 7/20/34(E)	360,791
1,000,000	CARLYLE US CLO Ltd. (Cayman Islands), Ser 2021-4A, Class SUB, 144a, 12.272%, 4/20/34(E)	550,775
250,000	Cedar Funding XIV CLO Ltd. (Cayman Islands), Ser 2021-14A, Class SUB, 144a, 3.709%, 7/15/33(E)	115,532
1,500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2015-4A, Class SUB, 144a, 8.530%, 4/20/34(E)	430,089
1,000,000	CIFC Funding Ltd. (Cayman Islands), Ser 2019-4A, Class DR, 144a, (TSFR3M + 6.862%), 11.164%, 10/15/34(F)	1,000,500
570,000	CIFC Funding Ltd. (Cayman Islands), Ser 2020-3A, Class SUB, 144a, 19.547%, 10/20/34(E)	364,400
1,046,139	CIFC Funding Ltd. (Cayman Islands), Ser 2021-7A, Class E, 144a, (TSFR3M + 6.612%), 10.902%, 1/23/35(F)	1,046,224
650,000	Dryden 98 CLO Ltd. (Cayman Islands), Ser 2022-98X, Class SUB, 15.086%, 4/20/35(E)	308,144
250,000	Elmwood CLO 23 Ltd. (Cayman Islands), Ser 2023-2A, Class E, 144a, (TSFR3M + 8.000%), 12.308%, 4/16/36(F)	250,038
1,945,000	Elmwood CLO 24 Ltd. (Cayman Islands), Ser 2023-3A, Class SUB, 144a, 27.150%, 12/11/33(E)	1,368,634
588,235	Elmwood CLO VIII Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 33.305%, 1/20/34(E)	255,383
750,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class SUB, 144a, 16.347%, 10/22/34(E)	316,018
75,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class Y, 144a, 9.685%, 10/22/34(E)	17,518
250,000	Invesco US CLO Ltd. (Jersey), Ser 2023-2A, Class E, 144a, (TSFR3M + 7.83%), 12.123%, 4/21/36(F)	250,035
900,000	KKR CLO 53 Ltd. (Cayman Islands), Ser 2024-53A, Class SUB, 144a, 7.426%, 1/15/38(E)	791,319
625,000	Madison Park Funding LIII Ltd. (Cayman Islands), Ser 2022-53A, Class SUB, 144a, 18.908%, 4/21/35(E)	351,434
227,540	Madison Park Funding LIX Ltd. (Cayman Islands), Ser 2021-59A, Class SUB, 144a, 13.091%, 4/18/37(E)	140,459
1,000,000	Madison Park Funding LIX Ltd. (Cayman Islands), Ser 2021-59X, Class SUB, 13.091%, 4/18/37(E)	617,292
Principal Amount		Market Value
	Asset-Backed Securities — 2.6% (Continued)
$ 300,000	Madison Park Funding XII Ltd. (Cayman Islands), Ser 2014-12A, Class SUB, 144a, 7/20/26(E)	$ 1,422
2,064,329	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class SUB, 144a, 7.983%, 1/15/33(E)	1,072,266
678,700	Madison Park Funding XXX Ltd. (Cayman Islands), Ser 2018-30A, Class SUB, 144a, 7/16/27(E)	316,340
500,000	Madison Park Funding XXXI Ltd. (Cayman Islands), Ser 2018-31A, Class SUB, 144a, 14.287%, 7/23/37(E)	246,233
638,936	Madison Park Funding XXXVII Ltd. (Cayman Islands), Ser 2019-37A, Class SUB, 144a, 17.007%, 4/15/37(E)	357,445
500,000	Madison Park Funding XXXVIII Ltd. (Cayman Islands), Ser 2021-38A, Class SUB, 144a, 18.133%, 7/17/34(E)	280,626
1,000,000	Magnetite XXIII Ltd. (Cayman Islands), Ser 2019-23A, Class ER, 144a, (TSFR3M + 6.562%), 10.862%, 1/25/35(F)	998,934
250,000	Octagon Loan Funding Ltd. (Cayman Islands), Ser 2014-1A, Class DRR, 144a, (TSFR3M + 3.162%), 7.485%, 11/18/31(F)	250,266
825,000	OHA Credit Funding 4 Ltd. (Cayman Islands), Ser 2019-4A, Class ER2, 144a, (TSFR3M + 4.950%), 9.240%, 1/22/38(F)	816,672
730,000	OHA Credit Partners XII Ltd. (Cayman Islands), Ser 2015-12A, Class SUB, 144a, 3.221%, 4/23/37(E)	420,197
389,058	OHA Loan Funding Ltd. (Cayman Islands), Ser 2016-1A, Class SUB, 144a, 16.198%, 7/20/37(E)	239,289
1,443,000	REESE PARK CLO Ltd. (Cayman Islands), Ser 2020-1A, Class M2, 144a, 0.924%, 1/15/38(E)	54,004
1,110,000	REESE PARK CLO Ltd. (Cayman Islands), Ser 2020-1A, Class SUB, 144a, 12.574%, 1/15/38(E)	624,416
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M1, 144a, 0.305%, 4/20/34(E)	4,688
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M2, 144a, 0.711%, 4/20/34(E)	10,932
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 16.159%, 4/20/34(E)	372,368
3,999,999	RR 26 Ltd. (Cayman Islands), Ser 2023-26A, Class SUB, 144a, 11.811%, 4/15/2123(E)	2,864,399
920,000	Storm King Park CLO Ltd. (Jersey), Ser 2022-1A, Class M, 144a, 10/15/37(F)(G)	18,283
920,000	Storm King Park CLO Ltd. (Jersey), Ser 2022-1A, Class SUB, 144a, 10/15/37(F)(G)	720,166
	Total Asset-Backed Securities	$20,615,601
Shares
	Common Stocks — 1.7%
	Utilities — 0.9%
480,457	Enviva, Inc./Private Equity*	7,206,855
	Information Technology — 0.4%
455,760	Avaya Holdings Corp.*	2,658,448
17,015	Avaya Holdings Corp., 1145 shares*	99,249
3,915	Avaya Holdings Corp., 144A shares*	22,836
2,011	Avaya Holdings Corp., A shares*	11,730
4,968	Avaya Holdings Corp., Reg S shares*	28,978
		2,821,241
	Industrials — 0.3%
165,897	Spirit Airlines LLC(H)*	2,654,352
	Health Care — 0.1%
7,180	CHPPR Holdings, Inc.*	354,211

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Shares		MarketValue
	Common Stocks — 1.7% (Continued)
	Energy — 0.0%
14,309	AFG Holdings, Inc.*	$ 143
187,384	Ascent Resources Marcellus Holdings, LLC(H)*	46,846
		46,989
	Total Common Stocks	$13,083,648
	Warrants — 0.1%
	Health Care — 0.1%
11,649	CHPPR Holdings, Inc. 4(A)(2)DOT Warrant*	574,680
2,788	CHPPR Holdings, Inc. 1145 DOT Warrant*	137,540
9,949	CHPPR Holdings, Inc., Class B, Exp 6/28/29*	498
4,713	CHPPR Holdings, Inc., Class A, Exp 6/28/29*	47
		712,765
	Industrials — 0.0%
19,989	Spirit Airlines LLC(H)*	319,824
	Total Warrants	$1,032,589
Principal Amount
Trade Claim — 0.0%
$ 1,000,000	Enviva, Inc., 9/1/26(H)	55,000
Number of Contracts		Notional Amount
	Purchased Options — 0.0%
	Purchased Call Options — 0.0%
200	Chicago Board Options Exchange Volatility Index, Strike @30.00, Exp 05/25	$20,000	22,000
	Total Purchased Options		$22,000
Shares
	Short-Term Investment Funds — 4.4%
29,810,103	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	29,810,103
5,319,739	Invesco Government & Agency Portfolio, Institutional Class, 4.29%∞Ω**	5,319,739
	Total Short-Term Investment Funds	$35,129,842
	Total Long Positions—99.7% (Cost $797,644,246)	$785,937,679
Number of Contracts		Notional Amount	MarketValue
	Written Options — (0.0)%
	Written Call Options — (0.0)%
200	Chicago Board Options Exchange Volatility Index, Strike @40.00, Exp 05/25	$20,000	$ (12,000)
	Total Written Options (Premiums received $8,800)		$(12,000)
	Total Investment Securities—99.7%		$785,925,679
	Other Assets in Excess of Liabilities — 0.3%		2,237,478
	Net Assets — 100.0%		$788,163,157
(A)	All or a portion of these securities are pledged as collateral for securities sold short. The total value of the securities pledged as collateral as of March 31, 2025 was $2,637,606.
(B)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(C)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of March 31, 2025.
(D)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(E)	CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. Rate shown is the current yield as of March 31, 2025 and is based on income received over the trailing twelve months. The estimated yield may ultimately not be realized. If a position has no income over the trailing twelve months, a yield cannot be estimated.
(F)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2025.
(G)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(H)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2025 was $5,056,208.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
EUR – Euro
EURIBOR – Euro Interbank Offered Rate
GBP – Great Britain Pound
ICE – Intercontinental Exchange, Inc.
LLC – Limited Liability Company
LLLP – Limited Liability Limited Partnership
LP – Limited Partnership
PIK – Payment In Kind
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities were valued at $553,240,343 or 70.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$626,518,445	$—	$626,518,445
Bank Loans	—	89,480,554	—	89,480,554
Asset-Backed Securities	—	20,615,601	—	20,615,601
Common Stocks	—	10,382,450	2,701,198	13,083,648
Warrants	—	712,765	319,824	1,032,589
Trade Claim	—	—	55,000	55,000
Purchased Call Options
Equity contracts	22,000	—	—	22,000
Short-Term Investment Funds	35,129,842	—	—	35,129,842
Other Financial Instruments
Foreign currency exchange contracts	—	107,582	—	107,582
Total Assets	$35,151,842	$747,817,397	$3,076,022	$786,045,261
Liabilities:
Other Financial Instruments
Swap Agreements
Credit contracts	$—	$(7,837)	$—	$(7,837)
Written Call Options
Equity contracts	(12,000)	—	—	(12,000)
Total Liabilities	$(12,000)	$(7,837)	$—	$(19,837)
Total	$35,139,842	$747,809,560	$3,076,022	$786,025,424
Measurements Using Unobservable Inputs (Level 3)
Assets
Beginning balance, September 30, 2024	$178,683
Transfers out of Level 3	(40,709)
Purchases and sales	2,600,960
Change in unrealized appreciation (depreciation)	337,088
Ending balance, March 31, 2025	$3,076,022
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at March 31, 2025	$345,207
Security	Fair Value	Valuation Technique	Unobservable Input	Value or range of inputs	Impact to valuation from an increase to the input
Ascent Resources Marcellus Holdings, LLC	$46,846	Market Value	N/A	N/A	N/A
Enviva, Inc.	55,000	Cost	N/A	N/A	N/A
Spirit Airlines LLC	2,654,352	Market Value	N/A	N/A	N/A
Spirit Airlines LLC	319,824	Market Value	N/A	N/A	N/A

Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Payment Frequency	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Buy Protection:
Wells Fargo	12/20/28	$569,250	5.000%	Quarterly	ICE	Markit CDX North America High Yield Series 41 5Y Index	$(33,345)	$(25,508)	$(7,837)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Forward Foreign Currency Contracts
		Contract to
Counterparty	Expiration Date	Receive		Deliver		Unrealized Appreciation
Wells Fargo	4/15/2025	USD	12,307,100	EUR	11,280,775	$99,430
Wells Fargo	4/15/2025	USD	2,246,154	GBP	1,732,595	8,152
						$107,582
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Dividend Equity Fund – March 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 98.6%
	Information Technology — 20.5%
67,702	Accenture PLC - Class A	$ 21,125,732
131,226	Analog Devices, Inc.	26,464,347
210,715	Apple, Inc.	46,806,123
299,866	Broadcom, Inc.	50,206,564
531,981	Cisco Systems, Inc.	32,828,548
478,330	Intel Corp.	10,862,874
129,684	International Business Machines Corp.	32,247,223
42,718	KLA Corp.	29,039,696
287,053	Microchip Technology, Inc.	13,896,236
243,114	Micron Technology, Inc.	21,124,176
214,161	Microsoft Corp.	80,393,898
201,185	Oracle Corp.	28,127,675
173,669	QUALCOMM, Inc.	26,677,295
71,218	Salesforce, Inc.	19,112,063
183,352	Texas Instruments, Inc.	32,948,354
		471,860,804
	Financials — 15.4%
69,566	Arthur J Gallagher & Co.	24,016,966
850,551	Bank of America Corp.	35,493,493
33,980	Blackrock, Inc.	32,161,390
384,976	Charles Schwab Corp. (The)	30,135,921
172,885	Citigroup, Inc.	12,273,106
57,747	Goldman Sachs Group, Inc. (The)	31,546,609
91,923	JPMorgan Chase & Co.	22,548,712
138,873	Morgan Stanley	16,202,313
143,592	Principal Financial Group, Inc.	12,114,857
136,847	T Rowe Price Group, Inc.	12,572,134
531,357	Truist Financial Corp.	21,865,341
649,358	US Bancorp	27,415,895
96,989	Visa, Inc. - Class A	33,990,765
567,027	Wells Fargo & Co.	40,706,868
		353,044,370
	Health Care — 12.3%
89,418	AbbVie, Inc.	18,734,859
40,227	Amgen, Inc.	12,532,722
130,742	Becton Dickinson & Co.	29,947,763
373,817	Bristol-Myers Squibb Co.	22,799,099
347,459	CVS Health Corp.	23,540,347
128,104	Gilead Sciences, Inc.	14,354,053
265,117	Johnson & Johnson	43,967,003
433,238	Medtronic PLC	38,930,767
241,502	Merck & Co., Inc.	21,677,220
787,667	Pfizer, Inc.	19,959,482
69,658	UnitedHealth Group, Inc.	36,483,377
		282,926,692
	Industrials — 10.4%
160,520	3M Co.	23,573,967
71,594	Automatic Data Processing, Inc.	21,874,115
84,376	Caterpillar, Inc.	27,827,205
37,672	Deere & Co.	17,681,353
57,282	Lockheed Martin Corp.	25,588,442
169,544	Paychex, Inc.	26,157,248
255,181	RTX Corp.	33,801,275
563,860	Southwest Airlines Co.	18,934,419
345,981	Stanley Black & Decker, Inc.	26,599,019
76,110	Union Pacific Corp.	17,980,227
		240,017,270
	Communication Services — 8.6%
104,245	Alphabet, Inc. - Class C	16,286,196
Shares		Market Value
	Common Stocks — 98.6% (Continued)
	Communication Services — 8.6% (Continued)
1,239,994	AT&T, Inc.	$ 35,067,030
788,916	Comcast Corp. - Class A	29,111,000
423,322	Fox Corp. - Class A	23,960,025
52,733	Meta Platforms, Inc. - Class A	30,393,192
193,492	Omnicom Group, Inc.	16,042,422
744,913	Verizon Communications, Inc.	33,789,254
135,308	Walt Disney Co. (The)	13,354,900
		198,004,019
	Consumer Discretionary — 7.7%
4,831	Booking Holdings, Inc.	22,255,982
103,598	Home Depot, Inc. (The)	37,967,631
458,164	Las Vegas Sands Corp.	17,698,875
90,021	McDonald's Corp.	28,119,860
179,062	NIKE, Inc. - Class B	11,366,856
267,703	Starbucks Corp.	26,258,987
555,468	VF Corp.	8,620,864
148,722	Yum! Brands, Inc.	23,402,894
		175,691,949
	Consumer Staples — 7.2%
112,634	Constellation Brands, Inc. - Class A	20,670,592
146,835	Dollar General Corp.	12,911,201
177,371	PepsiCo, Inc.	26,595,008
283,801	Philip Morris International, Inc.	45,047,733
107,459	Procter & Gamble Co. (The)	18,313,163
339,517	Sysco Corp.	25,477,356
161,101	Target Corp.	16,812,500
		165,827,553
	Energy — 5.3%
208,123	Chevron Corp.	34,816,897
302,142	Exxon Mobil Corp.	35,933,748
883,172	Kinder Morgan, Inc.	25,196,897
111,240	Phillips 66	13,735,915
85,995	Valero Energy Corp.	11,357,360
		121,040,817
	Utilities — 4.7%
241,581	Duke Energy Corp.	29,465,634
288,108	Entergy Corp.	24,630,353
331,163	NextEra Energy, Inc.	23,476,145
317,605	Southern Co. (The)	29,203,780
		106,775,912
	Materials — 3.5%
64,120	Air Products & Chemicals, Inc.	18,910,270
244,603	DuPont de Nemours, Inc.	18,266,952
279,162	International Flavors & Fragrances, Inc.	21,665,763
44,928	Linde PLC	20,920,274
		79,763,259
	Real Estate — 3.0%
236,685	Alexandria Real Estate Equities, Inc. REIT	21,895,729
154,044	American Tower Corp. REIT	33,519,974
82,108	Simon Property Group, Inc. REIT	13,636,497
		69,052,200
	Total Common Stocks	$2,264,004,845

Touchstone Dividend Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 1.5%
34,748,597	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	$ 34,748,597
	Total Investment Securities—100.1% (Cost $2,032,398,352)	$2,298,753,442
	Liabilities in Excess of Other Assets — (0.1%)	(1,238,744)
	Net Assets — 100.0%	$2,297,514,698
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,264,004,845	$—	$—	$2,264,004,845
Short-Term Investment Fund	34,748,597	—	—	34,748,597
Total	$2,298,753,442	$—	$—	$2,298,753,442
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone High Yield Fund – March 31, 2025 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 95.2%
	Energy — 15.9%
$ 950,000	Baytex Energy Corp. (Canada), 144a, 8.500%, 4/30/30	$ 963,709
1,026,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.625%, 7/15/26	1,025,526
259,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.000%, 7/15/29	264,406
187,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.250%, 7/15/32	193,462
477,000	Civitas Resources, Inc., 144a, 8.375%, 7/1/28	491,720
79,000	Civitas Resources, Inc., 144a, 8.625%, 11/1/30	81,702
1,957,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	1,875,134
361,000	Crescent Energy Finance LLC, 144a, 9.250%, 2/15/28	374,623
1,030,000	Enbridge, Inc. (Canada), Ser NC5, 8.250%, 1/15/84	1,084,529
1,000,000	Energy Transfer LP, (TSFR3M + 3.279%), 7.570%, 11/1/66(A)	995,000
242,000	Genesis Energy LP / Genesis Energy Finance Corp., 7.875%, 5/15/32	243,645
445,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	461,796
414,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	399,769
201,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 4/15/30	191,131
534,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	533,379
243,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.875%, 5/15/34	228,534
513,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 144a, 6.875%, 12/1/32	513,362
750,000	Murphy Oil Corp., 6.000%, 10/1/32	721,020
1,062,000	Nabors Industries Ltd., 144a, 7.500%, 1/15/28	975,987
923,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	870,510
357,000	Prairie Acquiror LP, 144a, 9.000%, 8/1/29	363,429
1,031,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	1,005,071
524,000	SM Energy Co., 144a, 7.000%, 8/1/32	514,032
809,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 7.375%, 2/15/29	812,583
993,000	Valaris Ltd., 144a, 8.375%, 4/30/30	993,018
526,000	Venture Global LNG, Inc., 144a, 9.000%(B)	497,749
		16,674,826
	Financials — 15.4%
1,260,000	Air Lease Corp., Ser B, 4.650%(B)	1,225,664
1,572,000	Allstate Corp. (The), Ser B, 7.523%, 8/15/53(A)	1,573,841
1,337,000	Boost Newco Borrower LLC, 144a, 7.500%, 1/15/31	1,391,281
946,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	1,001,433
312,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	304,590
742,000	Encore Capital Group, Inc., 144a, 8.500%, 5/15/30	763,542
773,000	Equitable Holdings, Inc., Ser B, 4.950%(B)	770,010
328,000	FirstCash, Inc., 144a, 5.625%, 1/1/30	318,004
311,000	FirstCash, Inc., 144a, 6.875%, 3/1/32	315,112
121,000	Freedom Mortgage Corp., 144a, 12.000%, 10/1/28	129,976
848,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	861,075
922,000	goeasy Ltd. (Canada), 144a, 9.250%, 12/1/28	967,922
767,000	HUB International Ltd., 144a, 7.375%, 1/31/32	781,007
1,028,000	Nationstar Mortgage Holdings, Inc., 144a, 7.125%, 2/1/32	1,065,825
707,000	Navient Corp., 5.000%, 3/15/27	691,703
315,000	OneMain Finance Corp., 3.875%, 9/15/28	291,277
228,000	OneMain Finance Corp., 4.000%, 9/15/30	200,787
182,000	OneMain Finance Corp., 6.625%, 5/15/29	182,340
394,000	OneMain Finance Corp., 7.500%, 5/15/31	400,719
Principal Amount		Market Value
	Corporate Bonds — 95.2% (Continued)
	Financials — 15.4% (Continued)
$ 370,000	PennyMac Financial Services, Inc., 144a, 4.250%, 2/15/29	$ 345,523
273,000	PennyMac Financial Services, Inc., 144a, 5.375%, 10/15/25	272,309
414,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	392,820
198,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	205,985
964,000	PRA Group, Inc., 144a, 8.875%, 1/31/30	1,005,281
249,000	Saks Global Enterprises LLC, 144a, 11.000%, 12/15/29	201,096
438,000	SBL Holdings, Inc., 144a, 7.000%(B)	430,371
		16,089,493
	Communication Services — 14.1%
666,000	Altice Financing SA (Luxembourg), 144a, 5.750%, 8/15/29	484,743
483,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	363,002
540,000	Altice France Holding SA (Luxembourg), 144a, 10.500%, 5/15/27	158,005
514,000	Altice France SA (France), 144a, 5.125%, 7/15/29	402,633
446,000	Altice France SA (France), 144a, 5.500%, 10/15/29	353,364
518,000	AMC Networks, Inc., 144a, 10.250%, 1/15/29	536,332
1,010,000	Cable One, Inc., 1.125%, 3/15/28	801,708
1,898,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	1,682,219
641,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 6.375%, 9/1/29	638,898
315,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 7.375%, 3/1/31†	319,816
386,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 1/15/34	317,967
360,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	256,992
256,000	CSC Holdings LLC, 144a, 11.250%, 5/15/28	247,413
1,268,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	617,253
1,073,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	563,325
200,000	CSC Holdings LLC, 144a, 11.750%, 1/31/29	193,996
518,000	Directv Financing LLC, 144a, 8.875%, 2/1/30	494,124
428,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 10.000%, 2/15/31	409,424
906,000	Gray Media, Inc., 144a, 5.375%, 11/15/31	554,811
570,000	LCPR Senior Secured Financing DAC, 144a, 6.750%, 10/15/27	477,007
230,000	Sinclair Television Group, Inc., 144a, 8.125%, 2/15/33	226,995
1,217,000	Sirius XM Radio LLC, 144a, 4.000%, 7/15/28	1,133,736
923,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	875,424
770,000	Univision Communications, Inc., 144a, 8.500%, 7/31/31	748,328
552,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 5.500%, 5/15/29	522,875
262,000	Vmed O2 UK Financing I PLC (United Kingdom), 144a, 7.750%, 4/15/32	262,375
1,060,000	Zegona Finance PLC (United Kingdom), 144a, 8.625%, 7/15/29	1,122,672
		14,765,437
	Industrials — 13.6%
580,000	Bombardier, Inc. (Canada), 144a, 7.250%, 7/1/31	581,334
778,000	Brundage-Bone Concrete Pumping Holdings, Inc., 144a, 7.500%, 2/1/32	740,377
1,132,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	1,069,125
578,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	565,156

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 95.2% (Continued)
	Industrials — 13.6% (Continued)
$ 697,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.875%, 11/15/29	$ 631,821
938,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	873,447
616,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.625%, 12/15/30	615,895
308,000	Fortress Transportation and Infrastructure Investors LLC, 144a, 7.000%, 6/15/32	311,874
1,165,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	1,106,815
1,049,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	1,078,309
923,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31	898,771
84,000	Quikrete Holdings, Inc., 144a, 6.750%, 3/1/33	83,742
856,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	852,006
678,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	690,360
1,160,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 6.320%, 2/15/42(A)	1,052,317
1,110,000	TK Elevator US Newco, Inc. (Germany), 144a, 5.250%, 7/15/27	1,090,252
1,000,000	TransDigm, Inc., 4.625%, 1/15/29	945,462
210,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	212,114
507,000	TransDigm, Inc., 144a, 6.625%, 3/1/32	512,728
289,000	Waste Pro USA, Inc., 144a, 7.000%, 2/1/33	289,775
		14,201,680
	Consumer Discretionary — 8.6%
1,239,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	1,128,116
521,000	Champ Acquisition Corp., 144a, 8.375%, 12/1/31	538,357
1,013,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	930,942
1,357,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/33	1,207,932
710,000	JB Poindexter & Co., Inc., 144a, 8.750%, 12/15/31	729,665
365,000	LGI Homes, Inc., 144a, 7.000%, 11/15/32	345,180
919,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	630,443
518,000	Michaels Cos., Inc. (The), 144a, 7.875%, 5/1/29	272,111
773,000	Sands China Ltd. (Macao), 5.125%, 8/8/25	772,334
500,000	Sands China Ltd. (Macao), 5.400%, 8/8/28	500,315
1,151,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	1,100,972
612,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	549,902
310,916	US Airways Pass-Through Trust, Ser 2013-1, Class A, 3.950%, 11/15/25	308,786
		9,015,055
	Utilities — 7.7%
1,178,000	Algonquin Power & Utilities Corp. (Canada), 4.750%, 1/18/82	1,121,796
488,000	AltaGas Ltd. (Canada), 144a, 7.200%, 10/15/54	480,901
500,000	Dominion Energy, Inc., Ser A, 6.875%, 2/1/55	517,097
1,033,000	Edison International, 7.875%, 6/15/54	986,682
420,000	National Rural Utilities Cooperative Finance Corp., (TSFR3M + 3.172%), 7.459%, 4/30/43(A)	420,412
1,110,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 6.627%, 10/1/66(A)	1,055,472
529,000	PacifiCorp, 7.375%, 9/15/55	534,342
594,000	Sempra, 4.125%, 4/1/52	558,086
1,283,000	South Jersey Industries, Inc., 5.020%, 4/15/31	1,085,601
1,223,000	Vistra Corp., 144a, 8.000%(B)	1,255,739
		8,016,128
	Consumer Staples — 6.9%
1,039,000	Allied Universal Holdco LLC, 144a, 7.875%, 2/15/31	1,052,224
575,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.375%, 3/1/29	517,420
Principal Amount		Market Value
	Corporate Bonds — 95.2% (Continued)
	Consumer Staples — 6.9% (Continued)
$ 183,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30	$ 178,426
500,000	Chobani Holdco II LLC, (9.500% PIK), 144a, 8.750%, 10/1/29(C)	541,346
1,075,000	PetSmart, Inc. / PetSmart Finance Corp., 144a, 7.750%, 2/15/29	982,616
306,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 6.250%, 1/15/28	306,195
529,000	S&S Holdings LLC, 144a, 8.375%, 10/1/31	500,226
1,185,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	1,098,773
1,162,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	1,207,611
742,000	VT Topco, Inc., 144a, 8.500%, 8/15/30	778,193
		7,163,030
	Health Care — 4.1%
592,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	538,512
293,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	266,980
330,000	AdaptHealth LLC, 144a, 6.125%, 8/1/28	323,039
1,229,000	AHP Health Partners, Inc., 144a, 5.750%, 7/15/29	1,139,951
515,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	514,301
288,000	LifePoint Health, Inc., 144a, 8.375%, 2/15/32	289,802
122,000	LifePoint Health, Inc., 144a, 11.000%, 10/15/30	132,558
1,123,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	1,078,966
		4,284,109
	Information Technology — 3.8%
1,025,000	Central Parent, Inc. / CDK Global, Inc., 144a, 7.250%, 6/15/29	886,341
224,000	Cloud Software Group, Inc., 144a, 8.250%, 6/30/32	227,668
1,133,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	1,124,850
448,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	407,548
560,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	527,536
873,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	789,697
		3,963,640
	Materials — 3.7%
998,000	Celanese US Holdings LLC, 6.629%, 7/15/32	1,022,655
739,000	Cerdia Finanz GmbH (Germany), 144a, 9.375%, 10/3/31	755,406
1,041,000	INEOS Finance PLC (Luxembourg), 144a, 6.750%, 5/15/28	1,041,781
1,138,000	Novelis Corp., 144a, 4.750%, 1/30/30	1,061,255
		3,881,097
	Real Estate — 1.4%
1,202,000	CTR Partnership LP / CareTrust Capital Corp. REIT, 144a, 3.875%, 6/30/28	1,128,648
91,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	87,260
243,000	XHR LP REIT, 144a, 6.625%, 5/15/30	238,478
		1,454,386
	Total Corporate Bonds	$99,508,881

Touchstone High Yield Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Funds — 3.6%
3,463,249	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	$ 3,463,249
324,545	Invesco Government & Agency Portfolio, Institutional Class, 4.29%∞Ω**	324,545
	Total Short-Term Investment Funds	$3,787,794
	Total Investment Securities—98.8% (Cost $106,504,347)	$103,296,675
	Other Assets in Excess of Liabilities — 1.2%	1,283,178
	Net Assets — 100.0%	$104,579,853
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2025.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2025 was $315,755.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
DAC – Designated Activity Company
LLC – Limited Liability Company
LP – Limited Partnership
PIK – Payment In Kind
PLC – Public Limited Company
REIT – Real Estate Investment Trust
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities were valued at $77,975,864 or 74.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$99,508,881	$—	$99,508,881
Short-Term Investment Funds	3,787,794	—	—	3,787,794
Total	$3,787,794	$99,508,881	$—	$103,296,675
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Mid Cap Fund – March 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 97.7%
	Industrials — 28.0%
2,373,677	AerCap Holdings NV (Ireland)	$ 242,518,579
2,277,333	Allison Transmission Holdings, Inc.	217,872,448
1,777,612	Armstrong World Industries, Inc.	250,429,979
3,273,600	Copart, Inc.*	185,253,024
343,559	Lennox International, Inc.	192,678,194
625,711	Old Dominion Freight Line, Inc.	103,523,885
1,999,416	Otis Worldwide Corp.	206,339,731
678,119	UniFirst Corp.	117,992,706
		1,516,608,546
	Financials — 15.8%
4,686,931	Ally Financial, Inc.	170,932,374
974,034	Cincinnati Financial Corp.	143,884,302
2,605,011	Fidelity National Information Services, Inc.	194,542,222
1,058,203	M&T Bank Corp.	189,153,786
2,716,706	Moelis & Co. - Class A	158,546,962
		857,059,646
	Information Technology — 11.0%
1,976,136	Amphenol Corp. - Class A	129,614,760
2,436,139	Entegris, Inc.	213,113,440
994,679	Keysight Technologies, Inc.*	148,973,074
1,607,155	Skyworks Solutions, Inc.	103,870,427
		595,571,701
	Materials — 10.9%
987,268	AptarGroup, Inc.	146,490,826
2,730,471	Ball Corp.	142,175,625
247,215	NewMarket Corp.	140,034,937
697,175	Vulcan Materials Co.	162,650,927
		591,352,315
	Consumer Discretionary — 9.5%
1,524,575	Churchill Downs, Inc.	169,334,545
478,547	Pool Corp.	152,345,438
3,203,723	Tempur Sealy International, Inc.	191,838,933
		513,518,916
	Consumer Staples — 8.5%
1,297,476	Brown-Forman Corp. - Class B	44,036,336
1,744,262	Dollar Tree, Inc.*	130,941,748
1,781,317	Lamb Weston Holdings, Inc.	94,944,196
1,660,622	Post Holdings, Inc.*	193,229,976
		463,152,256
Shares		Market Value
	Common Stocks — 97.7% (Continued)
	Health Care — 8.2%
2,660,064	Bruker Corp.	$ 111,031,071
803,049	STERIS PLC	182,011,056
420,317	Waters Corp.*	154,916,237
		447,958,364
	Real Estate — 5.8%
1,186,844	CBRE Group, Inc. - Class A*	155,215,458
1,520,869	Crown Castle, Inc. REIT	158,520,176
		313,735,634
	Total Common Stocks	$5,298,957,378
	Short-Term Investment Fund — 2.4%
130,737,638	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	130,737,638
	Total Investment Securities—100.1% (Cost $4,191,677,704)	$5,429,695,016
	Liabilities in Excess of Other Assets — (0.1%)	(7,041,255)
	Net Assets — 100.0%	$5,422,653,761
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$5,298,957,378	$—	$—	$5,298,957,378
Short-Term Investment Fund	130,737,638	—	—	130,737,638
Total	$5,429,695,016	$—	$—	$5,429,695,016
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Mid Cap Value Fund – March 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 99.1%
	Industrials — 18.2%
100,905	AerCap Holdings NV (Ireland)	$ 10,309,464
58,266	Clean Harbors, Inc.*	11,484,229
38,738	Dover Corp.	6,805,492
217,790	Genpact Ltd.	10,972,260
87,928	Hexcel Corp.	4,814,937
27,781	L3Harris Technologies, Inc.	5,814,841
75,780	Leidos Holdings, Inc.	10,225,753
11,525	Parker-Hannifin Corp.	7,005,471
86,623	Regal Rexnord Corp.	9,862,029
16,760	Snap-on, Inc.	5,648,288
63,225	WESCO International, Inc.	9,818,842
43,305	Westinghouse Air Brake Technologies Corp.	7,853,362
		100,614,968
	Financials — 18.1%
63,102	Allstate Corp. (The)	13,066,531
198,342	Ally Financial, Inc.	7,233,533
121,286	American International Group, Inc.	10,544,605
13,518	Ameriprise Financial, Inc.	6,544,199
554,236	First Horizon Corp.	10,763,263
82,934	Global Payments, Inc.	8,120,897
64,463	Pinnacle Financial Partners, Inc.	6,835,657
62,228	Reinsurance Group of America, Inc.	12,252,693
414,957	Starwood Property Trust, Inc. REIT	8,203,700
109,374	Webster Financial Corp.	5,638,230
31,694	Willis Towers Watson PLC	10,710,987
		99,914,295
	Utilities — 11.0%
204,822	CenterPoint Energy, Inc.	7,420,701
74,551	DTE Energy Co.	10,308,167
91,969	Entergy Corp.	7,862,430
115,875	Evergy, Inc.	7,989,581
209,168	NiSource, Inc.	8,385,545
97,856	WEC Energy Group, Inc.	10,664,347
115,398	Xcel Energy, Inc.	8,169,024
		60,799,795
	Health Care — 10.1%
41,118	Cencora, Inc.	11,434,505
114,966	Encompass Health Corp.	11,643,756
159,848	Envista Holdings Corp.*	2,758,976
131,079	Hologic, Inc.*	8,096,750
12,842	Humana, Inc.	3,397,993
43,113	Labcorp Holdings, Inc.	10,034,120
74,179	Zimmer Biomet Holdings, Inc.	8,395,579
		55,761,679
	Information Technology — 9.1%
93,289	Akamai Technologies, Inc.*	7,509,765
36,160	EPAM Systems, Inc.*	6,105,254
20,191	F5, Inc.*	5,376,258
73,122	Keysight Technologies, Inc.*	10,951,482
82,050	Lumentum Holdings, Inc.*	5,114,997
57,436	PTC, Inc.*	8,899,708
86,281	Qorvo, Inc.*	6,247,607
		50,205,071
	Consumer Staples — 8.8%
14,591	Casey's General Stores, Inc.	6,333,078
27,208	Constellation Brands, Inc. - Class A	4,993,212
175,434	Darling Ingredients, Inc.*	5,480,558
46,142	Dollar Tree, Inc.*	3,463,880
47,145	Ingredion, Inc.	6,374,475
Shares		Market Value
	Common Stocks — 99.1% (Continued)
	Consumer Staples — 8.8% (Continued)
118,936	Lamb Weston Holdings, Inc.	$ 6,339,289
169,202	TreeHouse Foods, Inc.*	4,583,682
172,650	Tyson Foods, Inc. - Class A	11,016,797
		48,584,971
	Consumer Discretionary — 7.6%
159,152	Aramark	5,493,927
111,077	BorgWarner, Inc.	3,182,356
79,299	Columbia Sportswear Co.	6,002,141
193,046	Gentex Corp.	4,497,972
113,335	Hasbro, Inc.	6,968,969
219,301	LKQ Corp.	9,329,065
179,853	Valvoline, Inc.*	6,260,683
		41,735,113
	Real Estate — 6.2%
126,875	Agree Realty Corp. REIT	9,793,481
60,504	Alexandria Real Estate Equities, Inc. REIT	5,597,225
23,090	Essex Property Trust, Inc. REIT	7,078,701
184,712	Host Hotels & Resorts, Inc. REIT	2,624,758
54,247	Mid-America Apartment Communities, Inc. REIT	9,090,712
		34,184,877
	Energy — 5.7%
316,975	ChampionX Corp.	9,445,855
271,067	Coterra Energy, Inc.	7,833,836
43,136	Diamondback Energy, Inc.	6,896,584
507,244	Permian Resources Corp.	7,025,329
		31,201,604
	Materials — 4.3%
151,994	Axalta Coating Systems Ltd.*	5,041,641
123,151	Ball Corp.	6,412,473
28,207	Eagle Materials, Inc.	6,259,979
74,072	International Flavors & Fragrances, Inc.	5,748,728
		23,462,821
	Total Common Stocks	$546,465,194
	Short-Term Investment Fund — 1.0%
5,812,967	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	5,812,967
	Total Investment Securities—100.1% (Cost $430,949,071)	$552,278,161
	Liabilities in Excess of Other Assets — (0.1%)	(812,018)
	Net Assets — 100.0%	$551,466,143
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Touchstone Mid Cap Value Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$546,465,194	$—	$—	$546,465,194
Short-Term Investment Fund	5,812,967	—	—	5,812,967
Total	$552,278,161	$—	$—	$552,278,161
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital International Growth Equity Fund – March 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 96.4%
	Japan — 10.2%
	Consumer Staples — 2.8%
134,400	Ajinomoto Co., Inc.	$ 2,660,813
	Industrials — 3.7%
40,900	Recruit Holdings Co. Ltd.	2,119,081
4,200	SMC Corp.	1,502,944
	Information Technology — 3.7%
9,100	Keyence Corp.	3,578,213
	Total Japan	9,861,051
	Canada — 9.8%
	Consumer Discretionary — 1.7%
15,585	Dollarama, Inc.	1,666,530
	Information Technology — 8.1%
1,156	Constellation Software, Inc.	3,660,970
43,020	Shopify, Inc. - Class A*	4,107,550
	Total Canada	9,435,050
	Brazil — 8.4%
	Consumer Discretionary — 5.9%
2,931	MercadoLibre, Inc.*	5,718,000
	Industrials — 2.5%
302,311	WEG SA	2,398,802
	Total Brazil	8,116,802
	Switzerland — 8.1%
	Health Care — 2.7%
4,263	Lonza Group AG	2,633,553
	Industrials — 2.3%
6,096	VAT Group AG, 144a	2,197,377
	Materials — 3.1%
12,291	Sika AG	2,993,894
	Total Switzerland	7,824,824
	Netherlands — 8.1%
	Financials — 4.1%
2,586	Adyen NV, 144a*	3,963,811
	Industrials — 2.3%
16,464	IMCD NV	2,191,056
	Information Technology — 1.7%
2,488	ASML Holding NV	1,648,624
	Total Netherlands	7,803,491
	India — 7.6%
	Consumer Discretionary — 1.8%
48,062	Titan Co. Ltd.	1,715,215
	Financials — 5.8%
23,641	Bajaj Finance Ltd.	2,463,127
149,535	HDFC Bank Ltd.	3,187,520
	Total India	7,365,862
	United States — 7.6%
	Communication Services — 7.6%
31,420	Liberty Media Corp.-Liberty Formula One - Class C*	2,828,114
8,246	Spotify Technology SA*	4,535,548
	Total United States	7,363,662
	Germany — 6.8%
	Communication Services — 4.2%
40,501	CTS Eventim AG & Co. KGaA	4,063,154
Shares		Market Value
	Common Stocks — 96.4% (Continued)
	Germany — (Continued)
	Consumer Discretionary — 2.6%
70,225	Zalando SE, 144a*	$ 2,435,776
	Total Germany	6,498,930
	Sweden — 6.7%
	Industrials — 3.9%
126,480	AddTech AB - Class B	3,704,291
	Information Technology — 2.8%
256,144	Hexagon AB - Class B	2,738,119
	Total Sweden	6,442,410
	Singapore — 5.8%
	Communication Services — 5.8%
42,586	Sea Ltd. ADR*	5,557,047
	Italy — 4.8%
	Consumer Discretionary — 2.9%
6,668	Ferrari NV	2,853,104
	Health Care — 1.9%
88,177	Stevanato Group SpA	1,800,574
	Total Italy	4,653,678
	Taiwan — 4.6%
	Information Technology — 4.6%
26,500	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,399,000
	United Kingdom — 2.9%
	Consumer Discretionary — 2.9%
12,682	Flutter Entertainment PLC*	2,809,697
	Poland — 2.7%
	Consumer Staples — 2.7%
22,380	Dino Polska SA, 144a*	2,608,467
	Denmark — 2.3%
	Consumer Discretionary — 2.3%
14,396	Pandora A/S	2,206,350
	Total Common Stocks	$92,946,321
	Short-Term Investment Fund — 3.7%
3,587,787	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	3,587,787
	Total Investment Securities — 100.1% (Cost $80,936,976)	$96,534,108
	Liabilities in Excess of Other Assets — (0.1)%	(82,048)
	Net Assets — 100.0%	$96,452,060
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities were valued at $11,205,431 or 11.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Sands Capital International Growth Equity Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$9,861,051	$—	$9,861,051
Canada	9,435,050	—	—	9,435,050
Brazil	8,116,802	—	—	8,116,802
Switzerland	—	7,824,824	—	7,824,824
Netherlands	1,648,624	6,154,867	—	7,803,491
India	—	7,365,862	—	7,365,862
United States	7,363,662	—	—	7,363,662
Germany	—	6,498,930	—	6,498,930
Sweden	—	6,442,410	—	6,442,410
Singapore	5,557,047	—	—	5,557,047
Italy	4,653,678	—	—	4,653,678
Taiwan	4,399,000	—	—	4,399,000
United Kingdom	2,809,697	—	—	2,809,697
Poland	2,608,467	—	—	2,608,467
Denmark	—	2,206,350	—	2,206,350
Short-Term Investment Fund	3,587,787	—	—	3,587,787
Total	$50,179,814	$46,354,294	$—	$96,534,108
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital Select Growth Fund – March 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 95.5%
	Information Technology — 42.0%
290,313	AppLovin Corp. - Class A*	$ 76,924,236
356,385	Atlassian Corp. - Class A*	75,628,461
263,812	Broadcom, Inc.	44,170,043
443,117	Cloudflare, Inc. - Class A*	49,934,855
462,513	Datadog, Inc. - Class A*	45,885,915
362,922	Microsoft Corp.	136,237,289
1,615,146	NVIDIA Corp.	175,049,523
1,669,740	Samsara, Inc. - Class A*	64,001,134
104,497	ServiceNow, Inc.*	83,194,242
827,362	Shopify, Inc. (Canada) - Class A*	78,996,524
225,554	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	37,441,964
		867,464,186
	Communication Services — 21.8%
251,270	Meta Platforms, Inc. - Class A	144,821,977
88,515	Netflix, Inc.*	82,542,893
666,294	ROBLOX Corp. - Class A*	38,838,277
691,240	Sea Ltd. (Singapore) ADR*	90,199,908
170,145	Spotify Technology SA*	93,584,854
		449,987,909
	Consumer Discretionary — 12.1%
1,001,101	Amazon.com, Inc.*	190,469,476
324,407	DoorDash, Inc. - Class A*	59,291,868
		249,761,344
	Financials — 10.2%
565,510	Block, Inc.*	30,724,158
415,184	Intercontinental Exchange, Inc.	71,619,240
5,335,417	NU Holdings Ltd. (Brazil) - Class A*	54,634,670
155,204	Visa, Inc. - Class A	54,392,794
		211,370,862
	Health Care — 4.6%
966,684	DexCom, Inc.*	66,014,850
791,751	Ultragenyx Pharmaceutical, Inc.*	28,669,304
		94,684,154
	Industrials — 4.0%
59,909	Axon Enterprise, Inc.*	31,509,138
720,830	Uber Technologies, Inc.*	52,519,674
		84,028,812
Shares		Market Value
	Common Stocks — 95.5% (Continued)
	Energy — 0.8%
1,582,279	Venture Global, Inc. - Class A†	$ 16,297,474
	Total Common Stocks	$1,973,594,741
	Short-Term Investment Funds — 5.4%
95,998,288	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	95,998,288
15,276,585	Invesco Government & Agency Portfolio, Institutional Class, 4.29%∞Ω**	15,276,585
	Total Short-Term Investment Funds	$111,274,873
	Total Investment Securities—100.9% (Cost $1,536,401,415)	$2,084,869,614
	Liabilities in Excess of Other Assets — (0.9%)	(17,907,833)
	Net Assets — 100.0%	$2,066,961,781
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2025 was $15,482,600.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,973,594,741	$—	$—	$1,973,594,741
Short-Term Investment Funds	111,274,873	—	—	111,274,873
Total	$2,084,869,614	$—	$—	$2,084,869,614
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Cap Fund – March 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 98.3%
	Industrials — 25.4%
86,640	Armstrong World Industries, Inc.	$ 12,205,843
130,311	Atkore, Inc.	7,817,357
73,871	Casella Waste Systems, Inc. - Class A*	8,237,355
440,328	Gates Industrial Corp. PLC*	8,106,438
67,894	Landstar System, Inc.	10,197,679
286,546	Marten Transport Ltd.	3,931,411
75,092	Matson, Inc.	9,624,542
31,720	UniFirst Corp.	5,519,280
		65,639,905
	Information Technology — 17.4%
261,587	ACI Worldwide, Inc.*	14,311,425
171,821	CTS Corp.	7,139,163
269,664	DoubleVerify Holdings, Inc.*	3,605,408
87,496	ePlus, Inc.*	5,339,881
48,397	Qualys, Inc.*	6,094,634
263,344	Vontier Corp.	8,650,850
		45,141,361
	Financials — 15.9%
263,258	Atlantic Union Bankshares Corp.	8,197,854
46,661	Hanover Insurance Group, Inc. (The)	8,116,681
170,793	Moelis & Co. - Class A	9,967,480
7,735	White Mountains Insurance Group Ltd.	14,896,140
		41,178,155
	Consumer Discretionary — 14.4%
130,129	Acushnet Holdings Corp.	8,934,657
7,649	Graham Holdings Co. - Class B	7,349,618
18,425	Murphy USA, Inc.	8,656,249
327,403	Revolve Group, Inc.*	7,035,891
86,844	Tempur Sealy International, Inc.	5,200,219
		37,176,634
	Real Estate — 7.4%
251,432	Alexander & Baldwin, Inc. REIT	4,332,173
316,626	Essential Properties Realty Trust, Inc. REIT	10,334,673
82,183	First Industrial Realty Trust, Inc. REIT	4,434,595
		19,101,441
	Health Care — 5.9%
470,322	Certara, Inc.*	4,656,188
140,135	Enovis Corp.*	5,354,558
82,804	Haemonetics Corp.*	5,262,194
		15,272,940
Shares		Market Value
	Common Stocks — 98.3% (Continued)
	Materials — 5.7%
140,435	Ingevity Corp.*	$ 5,559,822
15,018	NewMarket Corp.	8,506,946
86,275	Tredegar Corp.*	664,317
		14,731,085
	Consumer Staples — 5.1%
45,270	Lancaster Colony Corp.	7,922,250
60,159	PriceSmart, Inc.	5,284,968
		13,207,218
	Communication Services — 1.1%
10,992	Cable One, Inc.	2,921,344
	Total Common Stocks	$254,370,083
	Short-Term Investment Fund — 2.0%
5,284,912	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	5,284,912
	Total Investment Securities—100.3% (Cost $227,175,903)	$259,654,995
	Liabilities in Excess of Other Assets — (0.3%)	(806,278)
	Net Assets — 100.0%	$258,848,717
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$254,370,083	$—	$—	$254,370,083
Short-Term Investment Fund	5,284,912	—	—	5,284,912
Total	$259,654,995	$—	$—	$259,654,995
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Cap Value Fund – March 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 97.7%
	Financials — 26.9%
86,217	Associated Banc-Corp.	$ 1,942,469
82,432	Chimera Investment Corp. REIT	1,057,603
12,489	City Holding Co.	1,467,083
152,444	Columbia Banking System, Inc.	3,801,953
32,537	First American Financial Corp.	2,135,403
178,568	First Horizon Corp.	3,467,791
92,347	First Interstate BancSystem, Inc. - Class A	2,645,741
21,581	Hanover Insurance Group, Inc. (The)	3,754,015
46,349	Independent Bank Corp.	2,903,765
98,014	MGIC Investment Corp.	2,428,787
61,364	National Bank Holdings Corp. - Class A	2,348,400
43,096	NMI Holdings, Inc. - Class A*	1,553,611
156,794	Old National Bancorp	3,322,465
33,697	Pinnacle Financial Partners, Inc.	3,573,230
125,125	Starwood Property Trust, Inc. REIT	2,473,721
56,924	Univest Financial Corp.	1,614,365
266,523	Valley National Bancorp	2,369,389
34,197	Voya Financial, Inc.	2,317,189
23,968	Westamerica BanCorp	1,213,500
38,853	Wintrust Financial Corp.	4,369,408
		50,759,888
	Industrials — 18.9%
22,524	AZEK Co., Inc. (The)*	1,101,198
7,193	CACI International, Inc. - Class A*	2,639,256
13,284	Clean Harbors, Inc.*	2,618,277
42,212	Enerpac Tool Group Corp.	1,893,630
18,708	Enpro, Inc.	3,026,767
127,848	Enviri Corp.*	850,189
51,223	ExlService Holdings, Inc.*	2,418,238
188,222	Gates Industrial Corp. PLC*	3,465,167
27,733	Hexcel Corp.	1,518,659
31,243	Huron Consulting Group, Inc.*	4,481,808
18,474	ITT, Inc.	2,386,102
35,073	Korn Ferry	2,379,002
12,877	Regal Rexnord Corp.	1,466,047
18,565	Standex International Corp.	2,996,205
8,636	Valmont Industries, Inc.	2,464,455
		35,705,000
	Health Care — 8.9%
45,340	Encompass Health Corp.	4,592,035
51,548	Envista Holdings Corp.*	889,718
25,723	Globus Medical, Inc. - Class A*	1,882,924
61,516	Integra LifeSciences Holdings Corp.*	1,352,737
60,921	Option Care Health, Inc.*	2,129,189
56,998	Prestige Consumer Healthcare, Inc.*	4,900,118
32,359	QuidelOrtho Corp.*	1,131,594
		16,878,315
	Consumer Discretionary — 8.6%
28,387	Cheesecake Factory, Inc. (The)	1,381,311
19,657	Dorman Products, Inc.*	2,369,455
64,930	Gentex Corp.	1,512,869
3,612	Group 1 Automotive, Inc.	1,379,603
14,536	Installed Building Products, Inc.	2,492,343
5,336	Murphy USA, Inc.	2,506,906
43,894	Steven Madden Ltd.	1,169,336
18,672	Urban Outfitters, Inc.*	978,413
50,936	Valvoline, Inc.*	1,773,082
17,509	YETI Holdings, Inc.*	579,548
		16,142,866
Shares		Market Value
	Common Stocks — 97.7% (Continued)
	Real Estate — 8.3%
46,350	Agree Realty Corp. REIT	$ 3,577,757
81,863	COPT Defense Properties REIT	2,232,404
62,655	CTO Realty Growth, Inc. REIT	1,209,868
68,206	National Storage Affiliates Trust REIT	2,687,316
267,631	Newmark Group, Inc. - Class A	3,257,069
75,990	STAG Industrial, Inc. REIT	2,744,759
		15,709,173
	Information Technology — 7.3%
12,543	Belden, Inc.	1,257,436
67,168	Cohu, Inc.*	988,041
277,345	Harmonic, Inc.*	2,659,739
54,697	Lumentum Holdings, Inc.*	3,409,811
16,170	Rogers Corp.*	1,091,960
15,271	Silicon Laboratories, Inc.*	1,719,057
240,175	Viavi Solutions, Inc.*	2,687,558
		13,813,602
	Energy — 5.0%
40,109	Cactus, Inc. - Class A	1,838,195
44,274	ChampionX Corp.	1,319,365
53,174	Civitas Resources, Inc.	1,855,241
137,940	Expro Group Holdings NV*	1,371,124
219,802	Permian Resources Corp.	3,044,258
		9,428,183
	Materials — 4.8%
44,919	Axalta Coating Systems Ltd.*	1,489,963
28,763	Cabot Corp.	2,391,356
28,673	Ingevity Corp.*	1,135,164
12,101	Innospec, Inc.	1,146,570
92,282	O-I Glass, Inc.*	1,058,474
35,564	Silgan Holdings, Inc.	1,818,032
		9,039,559
	Utilities — 4.7%
23,894	Black Hills Corp.	1,449,171
19,232	IDACORP, Inc.	2,235,143
87,425	Portland General Electric Co.	3,899,155
17,376	Spire, Inc.	1,359,672
		8,943,141
	Consumer Staples — 4.3%
58,287	Hain Celestial Group, Inc. (The)*	241,891
15,165	Ingredion, Inc.	2,050,460
7,305	Lancaster Colony Corp.	1,278,375
11,860	MGP Ingredients, Inc.	348,447
34,953	Performance Food Group Co.*	2,748,354
55,598	TreeHouse Foods, Inc.*	1,506,150
		8,173,677
	Total Common Stocks	$184,593,404
	Exchange-Traded Fund — 1.5%
18,681	iShares Russell 2000 Value ETF	2,820,457

Touchstone Small Cap Value Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 0.3%
484,547	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	$ 484,547
	Total Investment Securities—99.5% (Cost $172,383,322)	$187,898,408
	Other Assets in Excess of Liabilities — 0.5%	1,034,951
	Net Assets — 100.0%	$188,933,359
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$184,593,404	$—	$—	$184,593,404
Exchange-Traded Fund	2,820,457	—	—	2,820,457
Short-Term Investment Fund	484,547	—	—	484,547
Total	$187,898,408	$—	$—	$187,898,408
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund – March 31, 2025 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 46.3%
$ 3,003,000	Alinea CLO Ltd. (Cayman Islands), Ser 2018-1A, Class AR, 144a, (TSFR3M + 0.900%), 5.203%, 7/20/31(A)	$ 2,998,216
7,730,000	American Credit Acceptance Receivables Trust, Ser 2021-3, Class E, 144a, 2.560%, 11/15/27	7,703,699
4,103,769	American Credit Acceptance Receivables Trust, Ser 2022-3, Class D, 144a, 5.830%, 10/13/28	4,119,824
1,406,025	American Credit Acceptance Receivables Trust, Ser 2023-1, Class C, 144a, 5.590%, 4/12/29	1,408,577
2,000,000	American Credit Acceptance Receivables Trust, Ser 2023-3, Class C, 144a, 6.440%, 10/12/29	2,018,355
1,088,276	American Credit Acceptance Receivables Trust, Ser 2024-2, Class A, 144a, 5.900%, 2/12/27	1,090,235
6,555,000	American Credit Acceptance Receivables Trust, Ser 2024-2, Class C, 144a, 6.240%, 4/12/30	6,643,824
4,235,423	AmeriCredit Automobile Receivables Trust, Ser 2021-2, Class C, 1.010%, 1/19/27	4,174,878
4,000,000	AmeriCredit Automobile Receivables Trust, Ser 2022-1, Class B, 2.770%, 4/19/27	3,972,970
1,862,431	AmeriCredit Automobile Receivables Trust, Ser 2023-2, Class A2, 6.190%, 4/19/27	1,868,143
2,192,418	Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Ser 2006-HE3, Class A5, (TSFR1M + 0.654%), 2.925%, 3/25/36(A)	2,150,348
1,598,957	AUF Funding LLC, Ser 2022-1A, Class A1LN, 144a, (TSFR3M + 2.500%), 6.793%, 1/20/31(A)	1,600,115
5,230,000	Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Class A, 144a, 2.020%, 2/20/27	5,134,487
3,990,736	Bain Capital Credit CLO (Cayman Islands), Ser 2018-2A, Class A1R, 144a, (TSFR3M + 1.080%), 5.373%, 7/19/31(A)	3,987,452
9,845,000	Bridgecrest Lending Auto Securitization Trust, Ser 2025-1, Class C, 5.150%, 12/17/29	9,936,164
4,692,761	Carlyle Global Market Strategies CLO Ltd., Ser 2012-4A, Class A1R4, 144a, (TSFR3M + 1.120%), 5.410%, 4/22/32(A)	4,687,407
5,545,409	CarNow Auto Receivables Trust, Ser 2023-1A, Class C, 144a, 7.240%, 9/15/26	5,548,074
4,995,000	CIFC Funding Ltd. (Cayman Islands), Ser 2013-4A, Class A1R2, 144a, (TSFR3M + 0.750%), 5.071%, 4/27/31(A)	4,986,104
4,995,000	CIFC Funding Ltd. (Cayman Islands), Ser 2013-4A, Class A2R2, 144a, (TSFR3M + 0.900%), 5.221%, 4/27/31(A)	4,994,920
6,114,000	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class AR3, 144a, (TSFR3M + 1.000%), 5.293%, 10/21/31(A)	6,083,430
2,864,826	CIFC Funding Ltd. (Cayman Islands), Ser 2017-2A, Class AR, 144a, (TSFR3M + 1.212%), 5.505%, 4/20/30(A)	2,864,740
2,700,039	CPS Auto Receivables Trust, Ser 2020-C, Class E, 144a, 4.220%, 5/17/27	2,698,875
491,299	Credit Acceptance Auto Loan Trust, Ser 2022-3A, Class A, 144a, 6.570%, 10/15/32	492,081
5,000,000	Credit Acceptance Auto Loan Trust, Ser 2023-1A, Class A, 144a, 6.480%, 3/15/33	5,031,465
4,860,000	Credit Acceptance Auto Loan Trust, Ser 2023-2A, Class A, 144a, 5.920%, 5/16/33	4,886,239
7,750,890	DB Master Finance LLC, Ser 2019-1A, Class A2II, 144a, 4.021%, 5/20/49	7,672,248
2,220,492	Dewolf Park CLO Ltd., Ser 2017-1A, Class AR, 144a, (TSFR3M + 1.182%), 5.484%, 10/15/30(A)	2,221,602
8,254,750	Domino's Pizza Master Issuer LLC, Ser 2015-1A, Class A2II, 144a, 4.474%, 10/25/45	8,228,142
Principal Amount		Market Value
	Asset-Backed Securities — 46.3% (Continued)
$ 5,021,750	Domino's Pizza Master Issuer LLC, Ser 2018-1A, Class A2I, 144a, 4.116%, 7/25/48	$ 4,996,872
1,000,034	DT Auto Owner Trust, Ser 2021-4A, Class C, 144a, 1.500%, 9/15/27	997,727
7,700,000	Exeter Automobile Receivables Trust, Ser 2021-1A, Class E, 144a, 2.210%, 2/15/28	7,572,769
4,988,465	Exeter Automobile Receivables Trust, Ser 2021-3A, Class D, 1.550%, 6/15/27	4,878,602
1,321,445	Exeter Automobile Receivables Trust, Ser 2022-1A, Class D, 3.020%, 6/15/28	1,305,631
4,256,174	Exeter Automobile Receivables Trust, Ser 2022-4A, Class C, 4.920%, 12/15/28	4,256,715
6,440,000	Exeter Automobile Receivables Trust, Ser 2023-4A, Class C, 6.510%, 8/15/28	6,531,808
1,134,729	FNA VI LLC, Ser 2021-1A, Class A, 144a, 1.350%, 1/10/32	1,046,693
91,609	FNMA REMIC, Ser 2001-W4, Class AF5, 5.614%, 2/25/32(A)(B)	92,384
5,267,000	Fortress Credit Opportunities XXIX CLO Ltd. (Cayman Islands), Ser 2025-29A, Class A1, 144a, (TSFR3M + 1.250%), 5.574%, 4/20/33(A)	5,255,323
2,208,581	Foursight Capital Automobile Receivables Trust, Ser 2023-2, Class A2, 144a, 5.990%, 5/15/28	2,221,825
3,065,207	Galaxy XXVI CLO Ltd. (Cayman Islands), Ser 2018-26A, Class AR, 144a, (TSFR3M + 1.170%), 5.499%, 11/22/31(A)	3,064,078
4,541,381	GLS Auto Receivables Issuer Trust, Ser 2020-3A, Class E, 144a, 4.310%, 7/15/27	4,539,766
1,204,806	GLS Auto Receivables Issuer Trust, Ser 2020-4A, Class E, 144a, 3.510%, 10/15/27	1,199,418
1,300,874	GLS Auto Receivables Issuer Trust, Ser 2021-1A, Class D, 144a, 1.680%, 1/15/27	1,294,998
3,708,398	GLS Auto Receivables Issuer Trust, Ser 2022-3A, Class C, 144a, 5.340%, 6/15/28	3,712,111
5,000,000	GLS Auto Receivables Issuer Trust, Ser 2022-3A, Class D, 144a, 6.420%, 6/15/28	5,083,401
4,472,814	GLS Auto Select Receivables Trust, Ser 2024-3A, Class A2, 144a, 5.590%, 10/15/29	4,529,590
4,850,000	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2022-1, Class C, 144a, 5.980%, 7/15/30	4,944,762
973,903	Hilton Grand Vacations Trust, Ser 2018-AA, Class A, 144a, 3.540%, 2/25/32	971,633
826,074	Hilton Grand Vacations Trust, Ser 2020-AA, Class A, 144a, 2.740%, 2/25/39	803,553
1,032,592	Hilton Grand Vacations Trust, Ser 2020-AA, Class B, 144a, 4.220%, 2/25/39	1,020,115
3,000,000	Hpefs Equipment Trust, Ser 2022-2A, Class D, 144a, 4.940%, 3/20/30	3,001,267
5,100,000	Hpefs Equipment Trust, Ser 2022-3A, Class C, 144a, 6.130%, 8/20/29	5,115,777
8,090,000	HPEFS Equipment Trust, Ser 2023-2A, Class C, 144a, 6.480%, 1/21/31	8,191,288
5,725,000	HPEFS Equipment Trust, Ser 2023-2A, Class D, 144a, 6.970%, 7/21/31	5,853,613
5,150,000	M&T Equipment Notes, Ser 2024-1A, Class A2, 144a, 4.990%, 8/18/31	5,165,196
7,380,000	Madison Park Funding XIV Ltd. (Cayman Islands), Ser 2014-14A, Class AR4, 144a, (TSFR3M + 0.960%), 5.283%, 10/22/30(A)	7,376,708
1,622,649	Madison Park Funding XXIV Ltd. (Cayman Islands), Ser 2016-24A, Class AR2, 144a, (TSFR3M + 1.120%), 5.413%, 10/20/29(A)	1,622,626

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 46.3% (Continued)
$ 3,598,000	Madison Park Funding XXVIII Ltd. (Cayman Islands), Ser 2018-28A, Class X, 144a, (TSFR3M + 0.900%), 5.325%, 1/15/38(A)	$ 3,592,081
9,100,000	MCF CLO 10 Ltd., Ser 2023-1A, Class A, 144a, (TSFR3M + 2.400%), 6.702%, 4/15/35(A)	9,100,000
1,638,525	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class A, 144a, (TSFR1M + 1.814%), 6.134%, 12/15/35(A)	1,636,989
5,219,000	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class C, 144a, (TSFR1M + 3.714%), 8.034%, 12/15/35(A)	5,206,411
2,332,723	MVW LLC, Ser 2020-1A, Class A, 144a, 1.740%, 10/20/37	2,254,937
1,421,000	Neighborly Issuer, Ser 2023-1A, Class A2, 144a, 7.308%, 1/30/53	1,442,743
7,883,000	Octagon Investment Partners XXI Ltd. (Cayman Islands), Ser 2014-1A, Class AAR4, 144a, (TSFR3M + 0.810%), 5.110%, 2/14/31(A)	7,850,081
2,205,663	OneMain Direct Auto Receivables Trust, Ser 2019-1A, Class A, 144a, 3.630%, 9/14/27	2,197,277
3,640,000	OneMain Direct Auto Receivables Trust, Ser 2022-1A, Class B, 144a, 5.070%, 6/14/29	3,636,321
2,784,209	OneMain Financial Issuance Trust, Ser 2022-2A, Class A, 144a, 4.890%, 10/14/34	2,783,834
2,452,524	OneMain Financial Issuance Trust, Ser 2022-3A, Class A, 144a, 5.940%, 5/15/34	2,464,820
4,632,576	OZLM IX Ltd. (Cayman Islands), Ser 2014-9A, Class A1A4, 144a, (TSFR3M + 1.200%), 5.493%, 10/20/31(A)	4,629,861
1,583,431	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-4A, Class A1, 144a, (TSFR3M + 1.062%), 5.364%, 10/15/29(A)	1,582,278
5,210,000	Post Road Equipment Finance LLC, Ser 2025-1A, Class A2, 144a, 4.900%, 5/15/31	5,221,875
3,461,280	Regatta XIV Funding Ltd. (Cayman Islands), Ser 2018-3A, Class AR, 144a, (TSFR3M + 1.100%), 5.400%, 10/25/31(A)	3,457,860
4,004,000	Regatta XX Funding Ltd. (Cayman Islands), Ser 2021-2A, Class X, 144a, (TSFR3M + 0.970%), 5.279%, 1/15/38(A)	3,996,613
956,026	Romark WM-R Ltd. (Cayman Islands), Ser 2018-1A, Class A1, 144a, (TSFR3M +1.292%), 5.585%, 4/20/31(A)	956,136
12,500,000	Santander Drive Auto Receivables Trust, Ser 2022-4, Class C, 5.000%, 11/15/29	12,550,365
5,000,000	Santander Drive Auto Receivables Trust, Ser 2022-7, Class B, 5.950%, 1/17/28	5,018,116
3,370,843	SCF Equipment Leasing LLC, Ser 2024-1A, Class A2, 144a, 5.880%, 11/20/29	3,382,144
4,550,000	SCF Equipment Trust LLC, Ser 2025-1A, Class A2, 144a, 4.820%, 7/22/30	4,554,424
1,947,178	Sierra Timeshare Receivables Funding LLC, Ser 2024-3A, Class B, 144a, 4.980%, 8/20/41	1,952,045
120,901	TCI-Flatiron CLO Ltd. (Cayman Islands), Ser 2017-1A, Class AR, 144a, (TSFR3M + 1.222%), 5.545%, 11/18/30(A)	120,944
1,306,601	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (TSFR1M + 1.114%), 5.435%, 10/25/48(A)	1,309,937
1,736,770	Westgate Resorts LLC, Ser 2022-1A, Class A, 144a, 1.788%, 8/20/36	1,712,093
5,325,000	Westlake Automobile Receivables Trust, Ser 2021-1A, Class E, 144a, 2.330%, 8/17/26	5,318,937
4,775,000	Westlake Automobile Receivables Trust, Ser 2021-2A, Class E, 144a, 2.380%, 3/15/27	4,708,777
Principal Amount		Market Value
	Asset-Backed Securities — 46.3% (Continued)
$ 4,900,000	Westlake Automobile Receivables Trust, Ser 2022-3A, Class D, 144a, 6.680%, 4/17/28	$ 4,983,220
5,000,000	Westlake Automobile Receivables Trust, Ser 2023-1A, Class B, 144a, 5.410%, 1/18/28	5,011,631
	Total Asset-Backed Securities	$338,481,613
	Corporate Bonds — 19.9%
	Financials — 6.5%
4,180,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 4.450%, 10/1/25	4,173,640
5,739,000	Ares Capital Corp., 3.875%, 1/15/26	5,690,003
3,956,000	Bank of Nova Scotia (The) (Canada), 4.500%, 12/16/25	3,949,179
3,950,000	Citibank NA, (SOFR + 0.708%), 5.066%, 8/6/26(A)	3,965,444
5,139,000	Deutsche Bank AG (Germany), 4.500%, 4/1/25	5,139,000
6,730,000	Fifth Third Bank NA, (SOFR + 0.810%), 5.171%, 1/28/28(A)	6,754,827
1,750,000	Huntington National Bank (The), 4.871%, 4/12/28	1,756,114
2,982,000	JPMorgan Chase & Co., Ser B, (TSFR3M + 0.762%), 5.052%, 2/1/27(A)	2,933,146
3,000,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.150%, 6/1/28(A)	2,956,965
2,500,000	Synovus Financial Corp., 5.200%, 8/11/25	2,498,324
8,000,000	Toronto-Dominion Bank (The) (Canada), (SOFR + 0.480%), 4.833%, 10/10/25(A)	8,008,912
		47,825,554
	Consumer Discretionary — 4.5%
7,500,000	Daimler Truck Finance North America LLC (Germany), 144a, 5.600%, 8/8/25	7,519,574
2,500,000	Delta Air Lines, Inc., 144a, 7.000%, 5/1/25	2,503,365
3,825,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.500%, 10/20/25	3,811,566
5,350,000	Hyundai Capital America, 144a, 5.250%, 1/8/27	5,389,853
4,780,000	Mercedes-Benz Finance North America LLC (Germany), 144a, (SOFR + 0.630%), 4.991%, 7/31/26(A)	4,781,850
6,650,552	United Airlines, Inc. Pass-Through Trust, Ser 2013-1 A, 4.300%, 8/15/25	6,623,061
2,146,907	US Airways Pass-Through Trust, Ser 2013-1, Class A, 3.950%, 11/15/25	2,132,199
		32,761,468
	Energy — 1.8%
7,376,000	Florida Gas Transmission Co. LLC, 144a, 4.350%, 7/15/25	7,357,113
2,370,000	Gulfstream Natural Gas System LLC, 144a, 4.600%, 9/15/25	2,362,833
2,759,000	Gulfstream Natural Gas System LLC, 144a, 6.190%, 11/1/25	2,775,167
585,000	HF Sinclair Corp., 6.375%, 4/15/27	592,526
		13,087,639
	Real Estate — 1.5%
1,000,000	Healthcare Realty Holdings LP REIT, 3.875%, 5/1/25	998,895
5,500,000	Public Storage Operating Co. REIT, (SOFR + 0.700%), 5.056%, 4/16/27(A)	5,522,686
3,588,000	SBA Tower Trust REIT, 144a, 1.884%, 1/15/26	3,499,429
1,000,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 6/15/25	999,745
		11,020,755
	Health Care — 1.2%
4,000,000	Elevance Health, Inc., 4.500%, 10/30/26	4,000,185
5,045,000	UnitedHealth Group, Inc., (SOFR + 0.500%), 4.855%, 7/15/26(A)	5,057,108
		9,057,293

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 19.9% (Continued)
	Industrials — 1.2%
$ 2,298,000	Element Fleet Management Corp. (Canada), 144a, 3.850%, 6/15/25	$ 2,292,690
4,250,000	L3Harris Technologies, Inc., 5.400%, 1/15/27	4,309,483
1,936,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 4.000%, 7/15/25	1,931,389
		8,533,562
	Consumer Staples — 0.9%
2,331,000	Reynolds American, Inc. (United Kingdom), 4.450%, 6/12/25	2,327,991
4,500,000	Transurban Finance Co. Pty Ltd. (Australia), 144a, 4.125%, 2/2/26	4,477,436
		6,805,427
	Utilities — 0.9%
2,473,000	Electricite de France SA (France), 144a, 3.625%, 10/13/25	2,456,085
2,000,000	Vistra Operations Co. LLC, 144a, 5.050%, 12/30/26	2,004,144
2,000,000	Vistra Operations Co. LLC, 144a, 5.125%, 5/13/25	1,997,925
		6,458,154
	Communication Services — 0.8%
6,000,000	Crown Castle Towers LLC, 144a, 3.663%, 5/15/25	5,986,064
	Information Technology — 0.6%
4,000,000	Microchip Technology, Inc., 4.250%, 9/1/25	3,994,951
	Total Corporate Bonds	$145,530,867
	Commercial Mortgage-Backed Securities — 18.7%
6,775,933	1166 Avenue of the Americas Commercial Mortgage Trust II, Ser 2005-C6A, Class A2, 144a, 5.690%, 10/13/37	6,831,055
8,145,000	BHMS, Ser 2018-ATLS, Class A, 144a, (TSFR1M + 1.547%), 5.866%, 7/15/35(A)	8,138,386
4,395,000	BX Trust, Ser 2021-ARIA, Class A, 144a, (TSFR1M + 1.014%), 5.333%, 10/15/36(A)	4,384,013
1,181,081	BXMT Ltd. (Cayman Islands), Ser 2020-FL2, Class A, 144a, (TSFR1M + 1.014%), 5.584%, 2/15/38(A)	1,173,820
8,495,000	BXMT Ltd. (Cayman Islands), Ser 2020-FL2, Class AS, 144a, (TSFR1M + 1.264%), 5.834%, 2/15/38(A)	8,453,908
4,958,491	BXP Trust, Ser 2017-CQHP, Class A, 144a, (TSFR1M + 0.897%), 5.217%, 11/15/34(A)	4,830,406
4,190,000	CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Class A, 144a, (TSFR1M + 1.367%), 5.687%, 12/15/37(A)	4,182,144
2,700,000	CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Class C, 144a, (TSFR1M + 1.497%), 6.067%, 12/15/37(A)	2,694,938
2,667,163	CFCRE Commercial Mortgage Trust, Ser 2016-C4, Class A3, 3.014%, 5/10/58	2,632,324
248,000	CFCRE Commercial Mortgage Trust, Ser 2016-C4, Class A4, 3.283%, 5/10/58	244,216
7,300,000	CFCRE Commercial Mortgage Trust, Ser 2016-C4, Class B, 4.147%, 5/10/58	7,152,502
579,064	Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Class A2, 3.063%, 11/10/48	575,165
6,235,000	Citigroup Commercial Mortgage Trust, Ser 2015-P1, Class AS, 4.033%, 9/15/48(A)(B)	6,186,734
2,137,450	Citigroup Commercial Mortgage Trust, Ser 2016-C1, Class A4, 3.209%, 5/10/49	2,097,329
56,000,000	Citigroup Commercial Mortgage Trust, Ser 2021-PRM2, Class XCP, 144a, 10/15/22(A)(B)(C)(D)	0
1,586,764	COMM Mortgage Trust, Ser 2014-UBS3, Class XA, 0.486%, 6/10/47(A)(B)(C)	16
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 18.7% (Continued)
$ 726,483	COMM Mortgage Trust, Ser 2015-CR22, Class A5, 3.309%, 3/10/48	$ 724,682
8,374,000	COMM Mortgage Trust, Ser 2015-CR27, Class A4, 3.612%, 10/10/48	8,319,032
487,334	COMM Mortgage Trust, Ser 2015-PC1, Class A5, 3.902%, 7/10/50	486,613
5,784,629	CSAIL Commercial Mortgage Trust, Ser 2015-C3, Class A4, 3.718%, 8/15/48	5,759,324
4,450,000	CSAIL Commercial Mortgage Trust, Ser 2016-C5, Class A5, 3.757%, 11/15/48	4,409,668
3,500,572	CSMC, Ser 2020-NET, Class A, 144a, 2.257%, 8/15/37	3,441,093
638,069	CSMC Trust, Ser 2017-CHOP, Class A, 144a, (Prime Rate -2.306%), 5.194%, 7/15/32(A)	631,580
6,080,000	CSMC Trust, Ser 2017-PFHP, Class A, 144a, (TSFR1M + 0.997%), 5.317%, 12/15/30(A)	6,038,952
4,474,500	DBGS Mortgage Trust, Ser 2018-BIOD, Class B, 144a, (TSFR1M + 1.184%), 5.503%, 5/15/35(A)	4,424,162
2,814,989	Extended Stay America Trust, Ser 2021-ESH, Class B, 144a, (TSFR1M + 1.494%), 5.813%, 7/15/38(A)	2,811,470
598,221	GS Mortgage Securities Corp. Trust, Ser 2017-GPTX, Class A, 144a, 2.856%, 5/10/34	518,145
499,865	GS Mortgage Securities Trust, Ser 2015-GC34, Class AAB, 3.278%, 10/10/48	498,455
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Class A4, 3.648%, 12/15/49(A)(B)	979,232
1,300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	1,092,000
1,318,851	Lstar Commercial Mortgage Trust, Ser 2016-4, Class A2, 144a, 2.579%, 3/10/49	1,316,707
6,764,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Class A4, 3.753%, 12/15/47	6,711,625
6,124,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Class A4, 3.325%, 5/15/49	6,017,044
6,420,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C30, Class A5, 2.860%, 9/15/49	6,210,584
3,000,000	Morgan Stanley Capital I Trust, Ser 2015-UBS8, Class A4, 3.809%, 12/15/48	2,974,463
5,661,653	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class A, 144a, (TSFR1M + 0.897%), 5.217%, 8/15/33(A)	4,614,248
9,132	ReadyCap Commercial Mortgage Trust, Ser 2018-4, Class A, 144a, 3.390%, 2/27/51	9,114
3,924,021	Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Class A4, 3.540%, 5/15/48	3,915,272
3,995,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Class AS, 3.872%, 5/15/48(A)(B)	3,977,490
1,100,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Class AS, 3.972%, 9/15/57(A)(B)	1,089,383
	Total Commercial Mortgage-Backed Securities	$136,547,294
	Non-Agency Collateralized Mortgage Obligations — 7.1%
405,338	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 6.548%, 4/25/33(A)(B)††	407,846
93,124	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)(B)††	77,531
5,445,000	Cascade Funding Mortgage Trust, Ser 2025-HB16, Class A, 144a, 3.000%, 3/25/35(A)(B)	5,289,345
304,519	CIM Trust, Ser 2018-R3, Class A1, 144a, 5.000%, 12/25/57(A)(B)	303,038
712	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	711

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 7.1% (Continued)
$ 6,488,270	CSMC Trust, Ser 2018-RPL9, Class A1, 144a, 3.850%, 9/25/57(A)(B)	$ 6,351,279
1,025,431	GSR Mortgage Loan Trust, Ser 2003-13, Class 1A1, 6.323%, 10/25/33(A)(B)	1,027,000
43,075	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 6.142%, 6/25/36(A)(B)	29,870
1,652,820	JP Morgan Mortgage Trust, Ser 2019-HYB1, Class A5A, 144a, 3.000%, 10/25/49(A)(B)	1,605,557
17,365	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 6.395%, 12/25/34(A)(B)	16,900
10,173	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (TSFR12M + 2.340%), 6.475%, 12/25/32(A)	10,170
1,997,112	Mill City Mortgage Loan Trust, Ser 2017-2, Class M1, 144a, 3.250%, 7/25/59(A)(B)	1,972,831
42,751	Mill City Mortgage Loan Trust, Ser 2018-2, Class A1, 144a, 3.500%, 5/25/58(A)(B)	42,575
3,241,490	Mill City Mortgage Trust, Ser 2015-1, Class M3, 144a, 3.814%, 6/25/56(A)(B)	3,200,379
182,212	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.200%, 2/25/37(A)(B)	154,895
6,298,829	RMF Proprietary Issuance Trust, Ser 2019-1, Class A, 144a, 2.750%, 10/25/63(A)(B)	5,920,197
1,044,807	Sequoia Mortgage Trust, Ser 2013-7, Class B2, 3.503%, 6/25/43(A)(B)	1,008,066
973,309	Sequoia Mortgage Trust, Ser 2019-CH3, Class A13, 144a, 4.000%, 9/25/49(A)(B)	914,156
3,799,343	Starwood Mortgage Residential Trust, Ser 2020-3, Class A1, 144a, 1.486%, 4/25/65(A)(B)	3,614,117
2,398,010	Towd Point Mortgage Trust, Ser 2015-2, Class 1B1, 144a, 3.761%, 11/25/60(A)(B)	2,361,802
985,171	Towd Point Mortgage Trust, Ser 2015-6, Class M1, 144a, 3.750%, 4/25/55(A)(B)	980,087
4,561,844	Towd Point Mortgage Trust, Ser 2016-1, Class M2, 144a, 3.500%, 2/25/55(A)(B)	4,480,021
6,634,535	Towd Point Mortgage Trust, Ser 2016-3, Class M2, 144a, 4.000%, 4/25/56(A)(B)	6,569,813
1,293,422	Towd Point Mortgage Trust, Ser 2017-1, Class A2, 144a, 3.500%, 10/25/56(A)(B)	1,279,792
1,750,000	Towd Point Mortgage Trust, Ser 2017-2, Class M1, 144a, 3.750%, 4/25/57(A)(B)	1,712,058
3,031,905	Towd Point Mortgage Trust, Ser 2021-SJ2, Class A1A, 144a, 2.250%, 12/25/61(A)(B)	2,923,731
	Total Non-Agency Collateralized Mortgage Obligations	$52,253,767
	Commercial Paper — 6.6%
6,900,000	BKH Enterprises, 4.531%, 4/1/25(E)	6,899,135
11,500,000	DTE Electric Co., 4.451%, 4/1/25(E)	11,498,588
2,760,000	Liberty Utilities Co., 4.375%, 4/1/25#	2,759,652
5,950,000	Marriott International, Inc., 4.375%, 4/1/25#	5,949,241
2,800,000	South Jersey Gas Co., 4.511%, 4/1/25(E)	2,799,649
2,900,000	Southwestern Public Service Co., 4.963%, 4/4/25(E)	2,898,543
9,400,000	Tampa Electric Co., 4.374%, 4/1/25#	9,398,869
1,950,000	Tri-State Generation and Transmission Association, Inc., 4.872%, 4/8/25(E)	1,948,080
4,000,000	Western Union Co., 4.531%, 4/1/25(E)	3,999,497
	Total Commercial Paper	$48,151,254
	Municipal Bonds — 0.8%
	Other Territory — 0.7%
830,000	Taxable Municipal Funding Trust, Rev., 144a, 4.650%, 5/15/56(A)(B)	830,000
Principal Amount		Market Value
	Municipal Bonds — 0.8% (Continued)
	Other Territory — (Continued)
$ 1,845,000	Taxable Municipal Funding Trust, Rev., 144a, 4.650%, 12/15/25(A)(B)	$ 1,845,000
1,000,000	Taxable Municipal Funding Trust, Rev., 144a, 4.650%, 6/30/28(A)(B)	1,000,000
1,200,000	Taxable Municipal Funding Trust, Txbl Floaters Ser 2020 11, (LOC - Barclays Bank PLC), 144a, 4.650%, 9/1/30(A)(B)	1,200,000
		4,875,000
	Ohio — 0.1%
1,000,000	Franklin, OH, 5.875%, 12/9/25	1,007,107
	California — 0.0%
90,000	CA St Enterprise Dev Authority, Txbl Variable J Harris Indl Wt, (LOC - City National Bank), 144a, 4.730%, 9/1/41(A)(B)	90,000
	Total Municipal Bonds	$5,972,107
	U.S. Government Mortgage-Backed Obligations — 0.4%
68,137	FHLMC, Pool #1B7189, (RFUCCT1Y + 2.470%), 7.563%, 3/1/36(A)	70,620
60,724	FHLMC, Pool #1H1354, (1 Year CMT Rate +2.250%), 7.008%, 11/1/36(A)	62,739
24,641	FHLMC, Pool #1J1813, (RFUCCT1Y + 1.925%), 7.675%, 8/1/37(A)	25,357
72,905	FHLMC, Pool #1L0147, (1 Year CMT Rate +2.290%), 7.415%, 7/1/35(A)	74,627
26,592	FHLMC, Pool #1Q0080, (RFUCCT1Y + 1.661%), 7.074%, 1/1/36(A)	27,381
70,262	FHLMC, Pool #1Q0119, (RFUCCT1Y + 1.850%), 7.497%, 9/1/36(A)	72,254
56,690	FHLMC, Pool #1Q0187, (RFUCCT1Y + 1.789%), 7.076%, 12/1/36(A)	57,947
28,424	FHLMC, Pool #1Q0339, (RFUCCT1Y + 1.889%), 6.846%, 4/1/37(A)	29,048
45,340	FHLMC, Pool #1Q1303, (1 Year CMT Rate +2.250%), 7.016%, 11/1/36(A)	46,759
76,070	FHLMC, Pool #781515, (1 Year CMT Rate +2.250%), 6.701%, 4/1/34(A)	78,359
30,452	FHLMC, Pool #782760, (1 Year CMT Rate +2.250%), 7.263%, 11/1/36(A)	31,589
40,986	FHLMC, Pool #847795, (1 Year CMT Rate +2.275%), 6.948%, 4/1/35(A)	41,892
90,548	FHLMC, Pool #848539, (1 Year CMT Rate +2.288%), 6.904%, 4/1/37(A)	93,029
204,697	FHLMC, Pool #848583, (1 Year CMT Rate +2.303%), 6.790%, 1/1/36(A)	211,280
3,110	FHLMC, Pool #A92646, 5.500%, 6/1/40	3,173
4,313	FHLMC, Pool #C03505, 5.500%, 6/1/40	4,385
11,113	FHLMC, Pool #G01840, 5.000%, 7/1/35	11,185
32,075	FNMA, Pool #254868, 5.000%, 9/1/33	32,259
2,546	FNMA, Pool #256272, 5.500%, 6/1/26	2,541
11,400	FNMA, Pool #256852, 6.000%, 8/1/27	11,571
2,945	FNMA, Pool #323832, 7.500%, 7/1/29	3,010
9,876	FNMA, Pool #665773, 7.500%, 6/1/31	9,892
36,764	FNMA, Pool #679742, (1 Year CMT Rate +2.480%), 6.940%, 1/1/40(A)	37,112
40,088	FNMA, Pool #725424, 5.500%, 4/1/34	40,837
144,600	FNMA, Pool #725490, (RFUCCT1Y + 1.597%), 6.879%, 4/1/34(A)	146,589
6,343	FNMA, Pool #735484, 5.000%, 5/1/35	6,375
35,214	FNMA, Pool #813170, (RFUCCT1Y + 1.575%), 6.540%, 1/1/35(A)	35,771

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.4% (Continued)
$ 114,575	FNMA, Pool #815323, (RFUCCT6M + 1.529%), 6.384%, 1/1/35(A)	$ 117,470
46,654	FNMA, Pool #820364, (RFUCCT1Y + 0.827%), 6.202%, 4/1/35(A)	46,312
50,593	FNMA, Pool #827787, (RFUCCT6M + 1.55%), 6.303%, 5/1/35(A)	51,903
25,493	FNMA, Pool #889060, 6.000%, 1/1/38	27,109
25,658	FNMA, Pool #889061, 6.000%, 1/1/38	26,738
1,640	FNMA, Pool #889382, 5.500%, 4/1/38	1,671
45,493	FNMA, Pool #922674, (RFUCCT1Y + 1.905%), 6.874%, 4/1/36(A)	46,975
16,326	FNMA, Pool #960376, 5.500%, 12/1/37	16,596
2,601	FNMA, Pool #AD0941, 5.500%, 4/1/40	2,659
17,663	FNMA, Pool #AE0363, 5.000%, 7/1/37	17,757
23,952	FNMA, Pool #AE5441, 5.000%, 10/1/40	24,132
5,362	FNMA, Pool #AI6588, 4.000%, 7/1/26	5,327
12,796	FNMA, Pool #AI8506, 4.000%, 8/1/26	12,708
36,659	FNMA, Pool #AL0211, 5.000%, 4/1/41	36,935
151,588	FNMA, Pool #AL0478, (RFUCCT1Y + 1.777%), 7.028%, 4/1/36(A)	156,618
76,719	FNMA, Pool #AL0543, 5.000%, 7/1/41	77,297
32,351	FNMA, Pool #AL1105, 4.500%, 12/1/40	31,873
7,390	FNMA, Pool #AL2591, 5.500%, 5/1/38	7,420
167,760	FNMA, Pool #AL5275, (RFUCCT6M + 1.505%), 6.378%, 9/1/37(A)	172,179
400,145	FNMA, Pool #AL7396, (RFUCCT6M + 1.532%), 6.533%, 2/1/37(A)	410,218
111,807	GNMA, Pool #80826, (1 Year CMT Rate +1.500%), 4.625%, 2/20/34(A)	113,171
50,170	GNMA, Pool #80889, (1 Year CMT Rate +1.500%), 4.875%, 4/20/34(A)	50,669
108,269	GNMA, Pool #81016, (1 Year CMT Rate +1.500%), 4.625%, 8/20/34(A)	109,217
117,456	GNMA, Pool #82760, (1 Year CMT Rate +1.500%), 4.625%, 3/20/41(A)	119,253
10,644	GNMA, Pool #MA2392, (1 Year CMT Rate +1.500%), 4.750%, 11/20/44(A)	10,618
162,953	GNMA, Pool #MA2466, (1 Year CMT Rate +1.500%), 4.750%, 12/20/44(A)	166,099
	Total U.S. Government Mortgage-Backed Obligations	$3,126,505
	Agency Collateralized Mortgage Obligations — 0.1%
81,319	FHLMC REMIC, Ser 2770, Class FH, (SOFR30A + 0.514%), 4.863%, 3/15/34(A)	80,854
137,635	FHLMC REMIC, Ser 4238, Class TL, 1.250%, 8/15/27	133,880
16,211	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	15,815
5,281	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	5,217
59,686	FNMA REMIC, Ser 2003-81, Class FE, (SOFR30A + 0.614%), 4.954%, 9/25/33(A)	59,528
140,557	FNMA REMIC, Ser 2009-32, Class BH, 5.250%, 5/25/39	143,808
7,863	FNMA REMIC, Ser 2012-102, Class NA, 1.500%, 9/25/27	7,681
2,557	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	2,543
	Total Agency Collateralized Mortgage Obligations	$449,326
	U.S. Government Agency Obligations — 0.0%
22,730	Small Business Administration Pools, Pool #508374, (Prime Rate -2.500%), 5.000%, 4/25/28(A)	22,551
Shares		MarketValue
	Short-Term Investment Fund — 0.0%
36,123	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	$ 36,123
	Total Investment Securities—99.9% (Cost $731,941,875)	$730,571,407
	Other Assets in Excess of Liabilities — 0.1%	756,786
	Net Assets — 100.0%	$731,328,193
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2025.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
(E)	Rate reflects yield at the time of purchase.
††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
ARM – Adjustable Rate Mortgage
CLO – Collateralized Loan Obligation
CMT – Constant Maturity Treasury
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Company
LOC – Letter of Credit
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – FTSE USD IBOR Consumer Cash Fallbacks Term One year
RFUCCT6M – FTSE USD IBOR Consumer Cash Fallbacks Term Six months
SOFR – Secured Overnight Financing Rate
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR12M – Twelve Month Term Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities were valued at $463,963,636 or 63.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$338,481,613	$—	$338,481,613
Corporate Bonds	—	145,530,867	—	145,530,867
Commercial Mortgage-Backed Securities	—	136,547,294	—	136,547,294
Non-Agency Collateralized Mortgage Obligations	—	52,253,767	—	52,253,767
Commercial Paper	—	48,151,254	—	48,151,254
Municipal Bonds	—	5,972,107	—	5,972,107
U.S. Government Mortgage-Backed Obligations	—	3,126,505	—	3,126,505
Agency Collateralized Mortgage Obligations	—	449,326	—	449,326
U.S. Government Agency Obligations	—	22,551	—	22,551
Short-Term Investment Fund	36,123	—	—	36,123
Total	$36,123	$730,535,284	$—	$730,571,407
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone US Quality Bond Fund – March 31, 2025 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 29.7%
	Financials — 9.8%
$ 4,000,000	AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 144a, 6.088%, 12/15/44	$ 4,065,679
4,000,000	Bank of America Corp., 6.204%, 11/10/28	4,155,558
2,000,000	Fifth Third Bancorp, 5.631%, 1/29/32	2,044,687
1,000,000	Fifth Third Bancorp, 6.339%, 7/27/29	1,044,452
982,986	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	917,414
940,000	Fishers Lane Associates LLC, 144a, 5.477%, 8/5/40	968,552
2,599,000	Globe Life, Inc., 4.550%, 9/15/28	2,592,343
5,000,000	JPMorgan Chase & Co., 2.580%, 4/22/32	4,386,228
2,400,000	KeyBank NA, 4.150%, 8/8/25	2,393,614
1,500,000	KeyCorp, MTN, 2.550%, 10/1/29	1,354,972
1,500,000	Metropolitan Life Global Funding I, 144a, 3.050%, 6/17/29	1,410,663
2,000,000	Metropolitan Life Global Funding I, 144a, 4.300%, 8/25/29	1,963,897
1,500,000	Nationwide Mutual Insurance Co., 144a, 4.350%, 4/30/50	1,143,213
2,419,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	3,167,961
2,350,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.625%, 9/30/59	1,586,868
3,605,000	Pacific Life Global Funding II, 144a, 1.375%, 4/14/26	3,497,210
3,500,000	PNC Bank NA, 2.700%, 10/22/29	3,206,236
1,335,000	Progressive Corp. (The), 4.200%, 3/15/48	1,101,225
1,274,000	Protective Life Corp., 8.450%, 10/15/39	1,590,240
3,500,000	Protective Life Global Funding, 144a, 1.170%, 7/15/25	3,464,824
1,525,000	Reliance Standard Life Global Funding II, 144a, 5.243%, 2/2/26	1,528,682
2,610,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	2,502,847
2,802,000	Teachers Insurance & Annuity Association of America, 144a, 4.900%, 9/15/44	2,504,809
2,292,000	Unum Group, 7.250%, 3/15/28	2,443,636
1,100,000	Unum Group, MTN, 7.190%, 2/1/28	1,157,763
1,405,000	US Bancorp, 5.727%, 10/21/26	1,413,087
1,500,000	US Bancorp, 5.850%, 10/21/33	1,551,528
		59,158,188
	Utilities — 8.5%
3,600,000	American Water Capital Corp., 2.950%, 9/1/27	3,476,978
2,558,742	Atmos Energy Kansas Securitization I LLC, 5.155%, 3/1/33	2,579,364
3,250,000	Avista Corp., 4.350%, 6/1/48	2,697,459
1,500,000	Brazos Securitization LLC, 144a, 5.243%, 9/1/40	1,511,723
1,623,000	California Water Service Co., 5.500%, 12/1/40	1,562,984
3,270,000	Cleco Securitization I LLC, Ser A-2, 4.646%, 9/1/42	3,086,205
2,008,000	Commonwealth Edison Co., 5.900%, 3/15/36	2,113,240
2,163,000	Dominion Energy South Carolina, Inc., 4.600%, 6/15/43	1,911,021
2,530,000	Dominion Energy, Inc., 5.450%, 3/15/35	2,523,015
1,900,000	Duke Energy Florida Project Finance LLC, Ser 2032, 2.858%, 3/1/33	1,693,710
2,328,000	Duke Energy Progress LLC, 6.300%, 4/1/38	2,508,032
2,279,222	Empire District Bondco LLC, Ser A-1, 4.943%, 1/1/33	2,288,237
2,532,000	Entergy Louisiana LLC, 4.440%, 1/15/26	2,531,481
3,000,000	Essential Utilities, Inc., 4.276%, 5/1/49	2,358,453
1,642,000	Georgia Power Co., 4.750%, 9/1/40	1,511,096
3,828,000	Idaho Power Co., MTN, 5.500%, 3/15/53	3,670,771
3,415,000	Kentucky Utilities Co., 5.125%, 11/1/40	3,285,797
1,000,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 1/15/33	1,044,780
3,000,000	Nevada Power Co., 5.450%, 5/15/41	2,964,154
Principal Amount		Market Value
	Corporate Bonds — 29.7% (Continued)
	Utilities — 8.5% (Continued)
$ 2,080,000	PG&E Wildfire Recovery Funding LLC, Ser A-5, 5.099%, 6/1/52	$ 1,939,541
1,110,000	Sierra Pacific Power Co., 2.600%, 5/1/26	1,088,299
1,585,460	Southaven Combined Cycle Generation LLC, 3.846%, 8/15/33	1,504,657
1,500,000	Southern Co. Gas Capital Corp., 4.950%, 9/15/34	1,456,574
		51,307,571
	Industrials — 3.0%
623,394	BNSF Railway Co. Pass-Through Trust, 144a, 3.442%, 6/16/28	599,576
2,355,000	Burlington Northern Santa Fe LLC, 6.700%, 8/1/28	2,497,985
1,625,000	Canadian Pacific Railway Co. (Canada), 3.125%, 6/1/26	1,596,021
1,500,000	CSX Corp., 6.150%, 5/1/37	1,615,608
1,849,074	FedEx Corp. Pass-Through Trust, 1.875%, 2/20/34	1,561,304
1,075,000	GATX Corp., 1.900%, 6/1/31	894,522
3,000,000	GATX Corp., 5.500%, 6/15/35	2,992,474
250,000	Republic Services, Inc., 2.300%, 3/1/30	224,685
421,000	TOTE Maritime Alaska LLC, 6.365%, 4/15/28	431,035
2,064,000	Tote Shipholdings LLC, 3.400%, 10/16/40	1,811,462
1,000,000	Union Pacific Corp., 4.850%, 6/15/44	911,104
1,094,869	Union Pacific Railroad Co. Pass-Through Trust, 3.227%, 5/14/26	1,079,721
277,951	Union Pacific Railroad Co. Pass-Through Trust, 5.866%, 7/2/30	283,553
1,892,000	Waste Management, Inc., 3.900%, 3/1/35	1,735,848
		18,234,898
	Health Care — 2.0%
3,500,000	Banner Health, 2.480%, 1/1/32	2,976,613
1,024,502	CVS Pass Through Trust, Ser 2013, 144a, 4.704%, 1/10/36	988,692
1,438,955	CVS Pass-Through Trust, 6.036%, 12/10/28	1,449,021
3,405,000	HCA, Inc., 5.250%, 4/15/25	3,405,202
3,955,000	Piedmont Healthcare, Inc., 2.044%, 1/1/32	3,289,135
		12,108,663
	Real Estate — 1.9%
2,500,000	American Tower Corp. REIT, 3.125%, 1/15/27	2,434,681
2,000,000	American Tower Corp. REIT, 4.900%, 3/15/30	2,007,792
3,000,000	Crown Castle International Corp. REIT, 4.300%, 2/15/29	2,928,454
2,050,000	SBA Tower Trust REIT, 144a, 1.631%, 11/15/26	1,946,375
1,885,000	SBA Tower Trust REIT, 144a, 1.884%, 1/15/26	1,838,468
		11,155,770
	Consumer Discretionary — 1.7%
3,115,092	American Airlines Group, Inc. Pass-Through Trust, Ser 2016-3, AA, 3.000%, 10/15/28	2,939,030
1,785,000	PulteGroup, Inc., 7.875%, 6/15/32	2,041,350
2,570,000	Smithsonian Institution, 2.645%, 9/1/39	1,995,885
518,606	United Airlines, Inc. Pass-Through Trust, 2.875%, 10/7/28	486,941
2,865,942	United Airlines, Inc. Pass-Through Trust, Ser 2023-1, A, 5.800%, 1/15/36	2,899,123
		10,362,329
	Communication Services — 1.4%
1,500,000	AT&T, Inc., 4.850%, 7/15/45	1,318,739
1,250,000	AT&T, Inc., 6.250%, 3/29/41	1,284,048
1,075,000	AT&T, Inc., 6.800%, 5/15/36	1,164,140
1,445,000	Crown Castle Towers LLC, 144a, 4.241%, 7/15/28	1,409,726
4,000,000	T-Mobile USA, Inc., 4.375%, 4/15/40	3,508,050
		8,684,703

Touchstone US Quality Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 29.7% (Continued)
	Consumer Staples — 1.1%
$ 3,345,000	Kroger Co. (The), Ser B, 7.700%, 6/1/29	$ 3,699,590
1,600,000	United Rentals North America, Inc., 4.875%, 1/15/28	1,568,361
1,300,000	United Rentals North America, Inc., 144a, 6.000%, 12/15/29	1,319,831
		6,587,782
	Energy — 0.3%
1,405,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	1,544,332
	Total Corporate Bonds	$179,144,236
	U.S. Government Agency Obligations — 22.3%
1,701,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,667,673
500,737	Reliance Industries Ltd. (India), 1.870%, 1/15/26	493,329
3,967	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	3,965
54,552	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	54,588
28,720	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	28,809
49,940	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	49,933
47,051	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	47,259
97,185	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	96,774
196,181	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	197,639
180,260	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	180,312
72,898	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	73,184
97,118	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	100,233
208,020	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	208,821
108,404	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	107,232
251,187	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	250,520
106,362	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	106,513
268,756	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	264,705
473,987	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	466,780
1,018,865	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	983,173
2,549,877	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	2,360,992
2,955,058	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	2,727,366
1,123,353	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	1,076,001
1,298,930	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	1,219,650
1,898,551	Small Business Administration Participation Certificates, Ser 2014-20I, Class 1, 2.920%, 9/1/34	1,783,675
Principal Amount		Market Value
	U.S. Government Agency Obligations — 22.3% (Continued)
$ 2,305,719	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	$ 2,165,255
1,221,558	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	1,139,451
2,227,296	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	2,078,181
2,013,717	Small Business Administration Participation Certificates, Ser 2016-20B, Class 1, 2.270%, 2/1/36	1,841,020
2,180,627	Small Business Administration Participation Certificates, Ser 2016-20E, Class 1, 2.270%, 5/1/36	2,001,249
2,303,467	Small Business Administration Participation Certificates, Ser 2016-20F, Class 1, 2.180%, 6/1/36	2,094,227
3,577,478	Small Business Administration Participation Certificates, Ser 2016-20L, Class 1, 2.810%, 12/1/36	3,319,285
594,931	Small Business Administration Participation Certificates, Ser 2017-10A, Class 1, 2.845%, 3/10/27	581,414
804,059	Small Business Administration Participation Certificates, Ser 2017-10B, Class 1, 2.518%, 9/10/27	776,917
2,736,214	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	2,537,268
2,715,527	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	2,462,610
3,238,565	Small Business Administration Participation Certificates, Ser 2017-20K, Class 1, 2.790%, 11/1/37	2,982,831
1,468,948	Small Business Administration Participation Certificates, Ser 2017-20L, Class 1, 2.780%, 12/1/37	1,355,564
3,247,545	Small Business Administration Participation Certificates, Ser 2018-20A, Class 1, 2.920%, 1/1/38	3,044,548
3,751,566	Small Business Administration Participation Certificates, Ser 2018-20C, Class 1, 3.200%, 3/1/38	3,534,127
2,769,692	Small Business Administration Participation Certificates, Ser 2018-20K, Class 1, 3.870%, 11/1/38	2,700,383
1,519,475	Small Business Administration Participation Certificates, Ser 2018-25D, Class 1, 3.890%, 10/1/43	1,433,954
1,651,419	Small Business Administration Participation Certificates, Ser 2019-20A, Class 1, 3.370%, 1/1/39	1,554,337
2,378,460	Small Business Administration Participation Certificates, Ser 2019-25B, Class 1, 3.450%, 2/1/44	2,217,472
2,027,452	Small Business Administration Participation Certificates, Ser 2019-25E, Class 1, 3.070%, 5/1/44	1,848,984
3,055,390	Small Business Administration Participation Certificates, Ser 2020-25I, Class 1, 1.150%, 9/1/45	2,434,799
4,883,438	Small Business Administration Participation Certificates, Ser 2021-25L, Class 1, 1.850%, 12/1/46	4,147,504
2,979,257	Small Business Administration Participation Certificates, Ser 2022-25C, Class 1, 2.750%, 3/1/47	2,577,241
2,158,501	Small Business Administration Participation Certificates, Ser 2022-25D, Class 1, 3.500%, 4/1/47	1,992,352
2,895,335	Small Business Administration Participation Certificates, Ser 2022-25G, Class 1, 3.930%, 7/1/47	2,771,665
3,602,055	Small Business Administration Participation Certificates, Ser 2022-25H, Class 1, 3.800%, 8/1/47	3,380,729
8,913,438	Small Business Administration Participation Certificates, Ser 2022-25I, Class 1, 4.260%, 9/1/47	8,631,277

Touchstone US Quality Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Agency Obligations — 22.3% (Continued)
$ 4,523,228	Small Business Administration Participation Certificates, Ser 2023-10A, Class 1, 5.168%, 3/10/33	$ 4,589,219
2,393,004	Small Business Administration Participation Certificates, Ser 2023-20E, Class 1, 4.600%, 5/1/43	2,382,802
2,168,530	Small Business Administration Participation Certificates, Ser 2023-25C, Class 1, 4.930%, 3/1/48	2,199,139
5,609,188	Small Business Administration Participation Certificates, Ser 2023-25F, Class 1, 4.930%, 6/1/48	5,655,487
2,551,058	Small Business Administration Participation Certificates, Ser 2024-10A, Class 1, 5.035%, 3/10/34	2,575,852
5,186,629	Small Business Administration Participation Certificates, Ser 2024-10B, Class 1, 4.380%, 9/10/34	5,141,430
5,693,975	Small Business Administration Participation Certificates, Ser 2024-25A, Class 1, 5.050%, 1/1/49	5,808,254
5,205,354	Small Business Administration Participation Certificates, Ser 2024-25B, Class 1, 5.070%, 2/1/49	5,343,664
4,938,537	Small Business Administration Participation Certificates, Ser 2024-25I, Class 1, 4.450%, 9/1/49	4,826,005
5,500,000	Small Business Administration Participation Certificates, Ser 2024-25K, Class 1, 5.010%, 11/1/49	5,528,947
1,500,000	Small Business Administration Participation Certificates, Ser 2024-25L, Class 1, 4.820%, 12/1/49	1,489,448
5,000,000	Small Business Administration Participation Certificates, Ser 2025-25C, Class 1, 4.970%, 3/1/50	5,030,207
2,085,323	United States International Development Finance Corp., 1.870%, 11/20/37	1,727,702
	Total U.S. Government Agency Obligations	$134,451,926
	U.S. Government Mortgage-Backed Obligations — 15.2%
952,877	FHLMC, Pool #SD8186, 3.500%, 11/1/51	864,806
3,358,000	FHLMC, Pool #WN2314, 4.650%, 1/1/33	3,306,197
5,295,141	FHLMC REMIC, Pool #RA8086, 5.000%, 10/1/52	5,222,129
5,763,416	FHLMC REMIC, Pool #SD7152, 6.000%, 11/1/54	5,897,417
2,000,000	FHLMC REMIC, Pool #WN2381, 4.450%, 4/1/30	1,978,499
3,000,000	FHLMC REMIC, Pool #WN2615, 4.150%, 6/1/31	2,892,807
497,145	FNMA, Pool #888829, 5.888%, 6/1/37(A)(B)	495,581
388,238	FNMA, Pool #AH8854, 4.500%, 4/1/41	382,373
4,000,000	FNMA, Pool #AM9682, 3.810%, 8/1/45	3,449,178
2,754,747	FNMA, Pool #AN0897, 3.440%, 2/1/32	2,591,903
3,000,000	FNMA, Pool #AN2418, 2.120%, 9/1/26	2,906,119
1,327,898	FNMA, Pool #AN6828, 3.060%, 9/1/32	1,267,256
3,000,000	FNMA, Pool #AN8089, 3.330%, 1/1/38	2,522,727
111,894	FNMA, Pool #AT0924, 2.000%, 3/1/28	107,887
3,860,363	FNMA, Pool #BL3622, 2.600%, 8/1/26	3,761,854
3,389,100	FNMA, Pool #BS5630, 3.790%, 11/1/32	3,217,047
2,973,349	FNMA, Pool #BZ0544, 5.380%, 12/1/31	3,081,230
2,785,562	FNMA, Pool #CB0455, 2.500%, 5/1/51	2,332,956
1,289,509	FNMA, Pool #FM3442, 3.000%, 6/1/50	1,129,134
6,973,167	FNMA, Pool #FS1887, 3.000%, 5/1/47	6,082,671
2,814,927	FNMA, Pool #FS7798, 6.000%, 6/1/54	2,882,639
3,379,199	FNMA, Pool #MA4269, 2.500%, 2/1/41	2,981,981
1,187,484	FNMA, Pool #MA4416, 3.500%, 9/1/51	1,076,762
5,091,155	FNMA, Pool #MA4654, 3.500%, 7/1/52	4,590,035
4,315,641	FNMA, Pool #MA4709, 5.000%, 7/1/52	4,240,111
3,317,849	FNMA, Pool #MA4784, 4.500%, 10/1/52	3,176,229
4,499,969	FNMA, Pool #MA5073, 6.000%, 7/1/53	4,572,376
5,900,818	GNMA, Pool #MA8795, 2.500%, 4/20/53	5,027,308
2,589,751	GNMA, Pool #MA9012, 3.000%, 7/20/53	2,295,639
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 15.2% (Continued)
$ 5,074,690	GNMA, Pool #MA9171, 5.500%, 9/20/53	$ 5,096,873
2,621,151	GNMA, Pool #MA9418, 3.000%, 1/20/54	2,325,759
	Total U.S. Government Mortgage-Backed Obligations	$91,755,483
	Agency Collateralized Mortgage Obligations — 7.7%
2,237,408	Fannie Mae-Aces, Ser 2017-M15, Class ATS2, 3.158%, 11/25/27(A)(B)	2,181,600
3,325,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1511, Class A3, 3.542%, 3/25/34	3,062,000
1,650,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KSG2, Class A2, 2.091%, 11/25/31(A)(B)	1,423,463
359,108	FHLMC Multifamily Structured Pass Through Certificates, Ser KW03, Class A1, 2.617%, 12/25/26	353,793
3,060,000	FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1513, Class A3, 2.797%, 8/25/34	2,629,192
6,067,837	Freddie Mac Multiclass Certificates Series, Ser 2024-P015, Class A, 4.018%, 1/25/33(A)(B)	5,910,106
2,600,000	FREMF Mortgage Trust, Ser 2015-K49, Class B, 144a, 3.723%, 10/25/48(A)(B)	2,585,520
2,450,000	FREMF Mortgage Trust, Ser 2017-K61, Class B, 144a, 3.695%, 12/25/49(A)(B)	2,397,938
1,200,000	FREMF Mortgage Trust, Ser 2018-K74, Class B, 144a, 4.094%, 2/25/51(A)(B)	1,172,804
555,221	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, (SOFR30A + 0.814%), 5.167%, 11/25/35(A)	552,830
91,016	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, (SOFR30A + 0.814%), 5.167%, 5/25/36(A)	90,660
253,003	FRESB Mortgage Trust, Ser 2017-SB27, Class A10F, 3.090%, 1/25/27(A)(B)	249,480
2,051,600	FRESB Mortgage Trust, Ser 2018-SB46, Class A10F, 3.300%, 12/25/27(A)(B)	1,999,000
2,241,169	FRESB Mortgage Trust, Ser 2018-SB54, Class A10F, 3.520%, 5/25/28(A)(B)	2,188,216
2,436,127	FRESB Mortgage Trust, Ser 2018-SB55, Class A10F, 3.757%, 9/25/28(A)(B)	2,390,313
370,096	GNMA, Pool #785631, 4.619%, 5/20/67(A)(B)	367,401
323,475	GNMA, Ser 2012-46, Class C, 3.176%, 5/16/50(A)(B)	318,446
510,625	GNMA, Ser 2013-121, Class AB, 3.020%, 8/16/44(A)(B)	482,146
90,619	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	88,212
16,720	GNMA, Ser 2013-59, Class A, 1.750%, 7/16/45	15,666
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(A)(B)	2,083,244
360,717	GNMA, Ser 2015-37, Class AD, 2.600%, 11/16/55	338,995
1,130,851	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(A)(B)	1,033,838
789,082	GNMA, Ser 2017-46, Class AB, 2.600%, 1/16/52	675,292
623,508	GNMA, Ser 2017-H11, Class FV, (TSFR1M + 0.614%), 4.923%, 5/20/67(A)	622,835
557,999	GNMA, Ser 2019-H15, Class GA, 2.250%, 8/20/69	541,100
3,682,288	GNMA, Ser 2020-113, Class AF, 2.000%, 10/16/62	2,513,498
4,900,390	GNMA, Ser 2020-118, Class AB, 2.250%, 4/16/62	3,963,809
2,157,814	GNMA, Ser 2021-21, Class AF, 1.750%, 6/16/63	1,509,849
3,720,209	GNMA, Ser 2021-22, Class AD, 1.350%, 10/16/62	2,763,340
	Total Agency Collateralized Mortgage Obligations	$46,504,586
	U.S. Treasury Obligations — 7.2%
9,000,000	U.S. Treasury Bond, 1.875%, 2/15/51	5,189,063
18,140,000	U.S. Treasury Bond, 2.875%, 5/15/52	13,099,773
21,540,000	U.S. Treasury Strip, Principal, 5/15/43(C)	9,284,831
19,894,000	U.S. Treasury Strip, Principal, 5/15/45(C)	7,732,067
26,500,000	U.S. Treasury Strip, Principal, 2/15/51(C)	7,841,981
	Total U.S. Treasury Obligations	$43,147,715

Touchstone US Quality Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 6.2%
$ 1,667,176	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	$ 1,590,725
860,469	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	797,686
2,596,301	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	2,376,265
2,301,457	CF Hippolyta Issuer LLC, Ser 2021-1A, Class A1, 144a, 1.530%, 3/15/61	2,199,702
2,916,230	JG Wentworth XLII LLC, Ser 2018-2A, Class A, 144a, 3.960%, 10/15/75	2,695,890
1,295,070	JGWPT XXVII LLC, Ser 2012-3A, Class A, 144a, 3.220%, 9/15/65	1,165,756
1,420,290	JGWPT XXXI LLC, Ser 2014-1A, Class A, 144a, 3.960%, 3/15/63	1,322,825
994,236	JGWPT XXXIV LLC, Ser 2015-1A, Class A, 144a, 3.260%, 9/15/72	872,080
4,445,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Revenue, Ser 2022-ELL, Class A2, 4.145%, 2/1/33	4,357,366
962,291	Oklahoma Development Finance Auth., Ser 2022-ONG, Class A1, 3.877%, 5/1/37	930,130
3,883,442	Small Business Administration Participation Certificates, Ser 2021-10B, Class 1, 1.304%, 9/10/31	3,386,784
4,474,251	Small Business Administration Participation Certificates, Ser 2021-25I, Class 1, 1.560%, 9/1/46	3,671,873
2,420,341	Small Business Administration Participation Certificates, Ser 2023-10B, Class 1, 5.688%, 9/10/33	2,502,809
3,517,553	Small Business Administration Participation Certificates, Ser 2023-25G, Class 1, 5.180%, 7/1/48	3,587,008
2,895,082	Small Business Administration Participation Certificates, Ser 2023-25H, Class 1, 5.150%, 8/1/48	2,945,650
451,089	Sunnova Hestia I Issuer LLC, Ser 2023-GRID1, Class 1A, 144a, 5.750%, 12/20/50	455,467
2,670,197	Sunnova Hestia II Issuer LLC, Ser 2024-GRID1, Class 1A, 144a, 5.630%, 7/20/51	2,679,427
	Total Asset-Backed Securities	$37,537,443
	Municipal Bonds — 5.9%
	California — 2.4%
1,000,000	California Health Facilities Financing Authority, 2.704%, 6/1/30	922,340
2,000,000	California Health Facilities Financing Authority, 2.229%, 6/1/32	1,710,636
875,000	California Health Facilities Financing Authority, 4.140%, 6/1/34	831,987
1,535,000	California Municipal Finance Authority, Revenue, 2.519%, 10/1/35	1,023,935
1,465,000	City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	1,654,006
2,345,000	East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	2,467,237
2,675,000	State of California, Build America Bonds, UTGO, 7.300%, 10/1/39	3,106,919
2,540,000	Tuolumne Wind Project Auth., Build America Bonds, Revenue, 6.918%, 1/1/34	2,759,308
		14,476,368
	Texas — 0.9%
1,770,000	Dallas Area Rapid Transit, Revenue, Build America Bonds, 5.999%, 12/1/44	1,845,582
Principal Amount		Market Value
	Municipal Bonds — 5.9% (Continued)
	Texas — (Continued)
$ 2,640,000	Texas Department of Transportation State Highway Fund, Build America Bonds, Revenue, 5.178%, 4/1/30	$ 2,681,671
1,281,000	Travis County Housing Finance Corp, Revenue, 2.550%, 7/1/42	857,239
		5,384,492
	Oklahoma — 0.5%
3,000,000	Oklahoma Development Finance Auth., Revenue, 5.087%, 2/1/52	2,896,490
	Indiana — 0.5%
2,750,000	Indianapolis Local Public Improvement Bond Bank, Build America Bonds, 6.116%, 1/15/40	2,887,046
	Virginia — 0.4%
899,795	Virginia Housing Development Authority, 2.950%, 10/25/49	761,480
2,335,096	Virginia Housing Development Authority, 2.125%, 7/25/51	1,864,285
		2,625,765
	New York — 0.4%
1,135,000	Port Authority of New York & New Jersey, 4.960%, 8/1/46	1,081,165
1,400,000	Port Authority of New York and New Jersey, Cons One Hundred Sixty-Eight, 4.926%, 10/1/51	1,320,083
		2,401,248
	Minnesota — 0.4%
3,137,766	Minnesota Housing Finance Agency, Revenue, 1.580%, 2/1/51	2,303,923
	Nevada — 0.2%
1,540,871	Nevada Housing Division, Revenue, 1.900%, 11/1/44	1,325,881
	Ohio — 0.2%
1,263,000	Ohio State HFA, Revenue, 2.650%, 11/1/41	1,079,196
	Louisiana — 0.0%
407,907	Louisiana Housing Corp., 2.875%, 11/1/38	373,288
	Total Municipal Bonds	$35,753,697
	Commercial Mortgage-Backed Securities — 4.6%
3,000,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class A2, 5.550%, 7/15/57	3,062,687
3,000,000	BMO Mortgage Trust, Ser 2024-5C7, Class A2, 5.092%, 11/15/57	3,027,061
16,090	CD Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	14,973
935,000	CHI Commercial Mortgage Trust, Ser 2025-SFT, Class A, 144a, 5.665%, 4/15/42(A)(B)	938,514
2,979,161	Citigroup Commercial Mortgage Trust, Ser 2020-555, Class A, 144a, 2.647%, 12/10/41	2,608,389
2,300,000	COMM Mortgage Trust, Ser 2020-SBX, Class A, 144a, 1.670%, 1/10/38	2,157,728
2,440,000	DOLP Trust, Ser 2021-NYC, Class A, 144a, 2.956%, 5/10/41	2,140,663
500,000	FREMF Mortgage Trust, Ser 2015-K48, Class B, 144a, 3.640%, 8/25/48(A)(B)	497,299
3,000,000	FREMF Mortgage Trust, Ser 2015-K50, Class B, 144a, 3.792%, 10/25/48(A)(B)	2,976,474
370,000	FREMF Mortgage Trust, Ser 2015-K51, Class B, 144a, 3.960%, 10/25/48(A)(B)	367,134
2,075,000	FREMF Mortgage Trust, Ser 2016-K52, Class B, 144a, 3.936%, 1/25/49(A)(B)	2,055,621
1,450,000	FREMF Mortgage Trust, Ser 2017-K65, Class B, 144a, 4.082%, 7/25/50(A)(B)	1,423,533

Touchstone US Quality Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 4.6% (Continued)
$ 525,000	FREMF Mortgage Trust, Ser 2017-K69, Class B, 144a, 3.727%, 10/25/49(A)(B)	$ 511,603
2,417,589	Logistics 1 MI TN VA Senior Notes CTL Pass-Through Trust, 144a, 2.654%, 10/10/42	1,953,209
2,550,000	MKT Mortgage Trust, Ser 2020-525M, Class A, 144a, 2.694%, 2/12/40	2,216,789
2,185,000	SLG Office Trust, Ser 2021-OVA, Class A, 144a, 2.585%, 7/15/41	1,873,709
	Total Commercial Mortgage-Backed Securities	$27,825,386
	Non-Agency Collateralized Mortgage Obligations — 0.1%
361,817	Virginia Housing Development Auth., Ser 2013-B, Class A, 2.750%, 4/25/42	304,810
Shares
	Short-Term Investment Fund — 0.5%
2,930,970	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	2,930,970
	Total Investment Securities—99.4% (Cost $640,895,515)	$599,356,252
	Other Assets in Excess of Liabilities — 0.6%	3,809,604
	Net Assets — 100.0%	$603,165,856
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2025.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Strip Security- Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
HFA – Housing Finance Authority/Agency
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR1M – One Month Term Secured Overnight Financing Rate
UTGO – Unlimited Tax General Obligation
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities were valued at $82,369,760 or 13.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$179,144,236	$—	$179,144,236
U.S. Government Agency Obligations	—	134,451,926	—	134,451,926
U.S. Government Mortgage-Backed Obligations	—	91,755,483	—	91,755,483
Agency Collateralized Mortgage Obligations	—	46,504,586	—	46,504,586
U.S. Treasury Obligations	—	43,147,715	—	43,147,715
Asset-Backed Securities	—	37,537,443	—	37,537,443
Municipal Bonds	—	35,753,697	—	35,753,697
Commercial Mortgage-Backed Securities	—	27,825,386	—	27,825,386
Non-Agency Collateralized Mortgage Obligations	—	304,810	—	304,810
Short-Term Investment Fund	2,930,970	—	—	2,930,970
Total	$2,930,970	$596,425,282	$—	$599,356,252
See accompanying Notes to Financial Statements.

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Statements of Assets and Liabilities
March 31, 2025 (Unaudited)
	Touchstone Active Bond Fund	Touchstone Ares Credit Opportunities Fund	Touchstone Dividend Equity Fund	Touchstone High Yield Fund	Touchstone Mid Cap Fund	Touchstone Mid Cap Value Fund
Assets
Investments, at cost	$271,043,301	$797,644,246	$2,032,398,352	$106,504,347	$4,191,677,704	$430,949,071
Investments, at market value *	$259,168,982	$785,937,679	$2,298,753,442	$103,296,675	$5,429,695,016	$552,278,161
Cash	398	1,612,010	—	357	—	11
Cash deposits held at prime broker (A)	148,749	71,103	—	—	—	—
Foreign currency †	—	3,065,175	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	107,582	—	—	—	—
Dividends and interest receivable	1,932,858	9,493,936	2,138,588	1,726,627	2,721,399	801,195
Receivable for capital shares sold	379,433	1,374,703	140,070	132	6,774,467	203,667
Receivable for investments sold	185	8,454,502	—	—	—	—
Receivable for securities lending income	27	11,253	—	270	—	—
Tax reclaim receivable	12,973	—	107,039	7,014	—	—
Other assets	—	10,071	—	—	—	—
Total Assets	261,643,605	810,138,014	2,301,139,139	105,031,075	5,439,190,882	553,283,034

Liabilities
Due to prime broker	—	728,415	—	—	—	—
Written options, at market value ‡	—	12,000	—	—	—	—
Dividends payable	—	290	—	550	—	—
Payable for return of collateral for securities on loan	—	5,319,739	—	324,545	—	—
Deferred foreign capital gains tax	—	—	—	—	—	—
Payable for capital shares redeemed	325,758	952,429	1,298,215	14,142	11,528,388	1,181,798
Payable for investments purchased	—	14,253,521	—	—	—	—
Payable to Investment Adviser	65,176	325,368	1,033,233	35,466	3,028,471	314,794
Payable to other affiliates	42,816	128,956	675,852	14,153	750,210	66,148
Payable to Trustees	15,992	15,992	15,992	15,992	15,992	15,992
Payable for professional services	18,767	28,955	34,227	15,522	69,486	15,230
Payable for reports to shareholders	17,571	18,030	98,813	9,748	152,931	77,656
Payable for transfer agent services	56,277	130,965	429,199	10,311	826,707	114,500
Payable for variation margin on futures contracts	3,720	—	—	—	—	—
Payable for variation margin on swap agreements	—	33,345	—	—	—	—
Other accrued expenses and liabilities	18,644	26,852	38,910	10,793	164,936	30,773
Total Liabilities	564,721	21,974,857	3,624,441	451,222	16,537,121	1,816,891
Net Assets	$261,078,884	$788,163,157	$2,297,514,698	$104,579,853	$5,422,653,761	$551,466,143
Net assets consist of:
Par value	278,022	868,779	1,265,445	137,462	1,029,812	245,635
Paid-in capital	399,931,455	888,342,188	2,012,308,143	129,451,485	4,082,853,466	407,446,058
Distributable earnings (deficit)	(139,130,593)	(101,047,810)	283,941,110	(25,009,094)	1,338,770,483	143,774,450
Net Assets	$261,078,884	$788,163,157	$2,297,514,698	$104,579,853	$5,422,653,761	$551,466,143
*Includes market value of securities on loan of:	$—	$5,056,208	$—	$315,755	$—	$—
†Cost of foreign currency:	$—	$3,077,571	$—	$—	$—	$—
‡Premiums received from written options:	$—	$8,800	$—	$—	$—	$—
(A)	Represents segregated cash for futures contracts, swap agreement, and/or securities sold short.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
Touchstone Sands Capital International Growth Equity Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Small Cap Fund	Touchstone Small Cap Value Fund	Touchstone Ultra Short Duration Fixed Income Fund	Touchstone US Quality Bond Fund

$80,936,976	$1,536,401,415	$227,175,903	$172,383,322	$731,941,875	$640,895,515
$96,534,108	$2,084,869,614	$259,654,995	$187,898,408	$730,571,407	$599,356,252
30	6	—	300	1,011	832
—	—	—	—	—	—
48,128	—	—	—	—	—
—	—	—	—	—	—
60,282	140,041	234,721	305,719	3,446,983	4,525,340
2,932	1,231,867	248,215	60,616	4,464,006	1,077,662
—	—	—	1,326,706	20,562	—
3	6,525	—	—	—	—
69,325	—	—	—	—	—
19	—	39	900	52,875	—
96,714,827	2,086,248,053	260,137,970	189,592,649	738,556,844	604,960,086

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	144,729	160
—	15,276,585	—	—	—	—
111,203	—	—	—	—	—
22,970	1,942,840	1,023,179	437,979	6,742,103	1,448,909
—	—	—	—	—	—
37,155	1,089,110	149,090	122,497	84,691	146,260
13,583	462,469	31,807	27,238	127,593	73,522
15,992	15,992	15,992	15,992	15,992	15,992
6,040	33,239	12,892	12,966	21,833	18,796
10,182	43,203	1,666	14,316	22,181	12,274
6,967	336,299	41,169	22,733	61,059	58,522
—	—	—	—	—	—
—	—	—	—	—	—
38,675	86,535	13,458	5,569	8,470	19,795
262,767	19,286,272	1,289,253	659,290	7,228,651	1,794,230
$96,452,060	$2,066,961,781	$258,848,717	$188,933,359	$731,328,193	$603,165,856

119,587	1,320,236	180,220	51,998	791,875	665,393
91,353,442	1,478,140,578	224,240,334	171,870,965	844,047,196	663,073,205
4,979,031	587,500,967	34,428,163	17,010,396	(113,510,878)	(60,572,742)
$96,452,060	$2,066,961,781	$258,848,717	$188,933,359	$731,328,193	$603,165,856
$—	$15,482,600	$—	$—	$—	$—
$48,325	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—

Statements of Assets and Liabilities  (Unaudited) (Continued)
	Touchstone Active Bond Fund	Touchstone Ares Credit Opportunities Fund	Touchstone Dividend Equity Fund	Touchstone High Yield Fund	Touchstone Mid Cap Fund	Touchstone Mid Cap Value Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$112,162,510	$120,072,102	$1,471,295,633	$11,149,481	$155,808,501	$14,764,041
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	11,926,808	13,420,619	80,943,950	1,512,037	3,015,359	668,345
Net asset value price per share*	$9.40	$8.95	$18.18	$7.37	$51.67	$22.09
Maximum sales charge - Class A shares	3.25%	3.25%	5.00%	3.25%	5.00%	5.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$9.72	$9.25	$19.14	$7.62	$54.39	$23.25

Pricing of Class C Shares
Net assets applicable to Class C shares	$2,141,194	$30,325,548	$153,571,559	$387,542	$72,180,517	$1,229,211
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	251,849	3,537,927	8,517,597	52,793	1,550,193	58,873
Net asset value and offering price per share**	$8.50	$8.57	$18.03	$7.34	$46.56	$20.88

Pricing of Class S Shares
Net assets applicable to Class S shares	$—	$—	$—	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	—	—	—	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—	$—	$—

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$42,793,785	$551,897,745	$660,697,119	$18,862,864	$3,766,502,215	$156,168,062
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	4,554,430	60,573,930	36,423,893	2,468,872	71,438,127	6,994,533
Net asset value, offering price and redemption price per share	$9.40	$9.11	$18.14	$7.64	$52.72	$22.33

Pricing of Class Z Shares
Net assets applicable to Class Z shares	$—	$—	$—	$—	$38,511,293	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	—	—	751,167	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—	$51.27	$—

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$103,981,395	$85,867,762	$2,850,193	$74,179,966	$712,543,537	$379,304,829
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	11,069,137	9,345,442	157,256	9,712,513	13,456,496	16,841,722
Net asset value, offering price and redemption price per share	$9.39	$9.19	$18.12	$7.64	$52.95	$22.52

Pricing of Class R6 Shares
Net assets applicable to Class R6 shares	$—	$—	$9,100,194	$—	$677,107,698	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	501,776	—	12,769,864	—
Net asset value, offering price and redemption price per share	$—	$—	$18.14	$—	$53.02	$—
*	There is no sales load on subscriptions of $1 million or more for all funds except for Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund, Ultra Short Duration Fixed Income Fund and US Quality Bond Fund. There is no sales load on subscriptions of $500,000 or more for Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund, Ultra Short Duration Fixed Income Fund and US Quality Bond Fund. Redemptions that were part of a $500,000 or $1million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.
**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
Touchstone Sands Capital International Growth Equity Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Small Cap Fund	Touchstone Small Cap Value Fund	Touchstone Ultra Short Duration Fixed Income Fund	Touchstone US Quality Bond Fund

$8,117,705	$355,372,686	$34,998,012	$23,425,045	$83,723,704	$14,706,603
1,011,287	24,851,715	2,484,230	650,334	9,068,243	1,624,632
$8.03	$14.30	$14.09	$36.02	$9.23	$9.05
5.00%	5.00%	5.00%	5.00%	2.00%	3.25%
$8.45	$15.05	$14.83	$37.92	$9.42	$9.35

$778,104	$14,250,426	$1,567,319	$411,433	$5,471,373	$1,229,477
95,272	1,012,488	128,943	12,180	592,163	135,904
$8.17	$14.07	$12.16	$33.78	$9.24	$9.05

$—	$—	$—	$—	$27,099,063	$—
—	—	—	—	2,933,609	—
$—	$—	$—	$—	$9.24	$—

$71,507,457	$552,308,964	$186,350,404	$40,441,887	$467,259,325	$279,352,840
8,866,362	34,072,758	12,909,770	1,114,451	50,584,569	30,814,534
$8.07	$16.21	$14.43	$36.29	$9.24	$9.07

$—	$208,846,511	$—	$—	$38,617,309	$—
—	14,591,706	—	—	4,181,355	—
$—	$14.31	$—	$—	$9.24	$—

$2,105,003	$659,468,204	$35,932,982	$124,654,994	$109,157,419	$278,641,138
260,457	40,527,662	2,499,037	3,422,786	11,827,537	30,738,424
$8.08	$16.27	$14.38	$36.42	$9.23	$9.06

$13,943,791	$276,714,990	$—	$—	$—	$29,235,798
1,725,318	16,967,224	—	—	—	3,225,782
$8.08	$16.31	$—	$—	$—	$9.06

Statements of Operations For the Six Months Ended March 31, 2025 (Unaudited)
	Touchstone Active Bond Fund	Touchstone Ares Credit Opportunities Fund	Touchstone Dividend Equity Fund	Touchstone High Yield Fund
Investment Income
Dividends*	$105,864	$833,962	$30,666,700	$28,063
Interest	5,837,173	28,198,656	—	3,659,514
Income from securities loaned	436	68,365	—	1,552
Total Investment Income	5,943,473	29,100,983	30,666,700	3,689,129
Expenses
Investment advisory fees	463,641	2,115,609	6,319,049	289,630
Administration fees	171,013	477,304	1,622,323	70,753
Compliance fees and expenses	2,090	2,090	2,090	2,090
Custody fees	22,103	23,591	7,910	22,343
Professional fees	21,270	37,042	46,162	17,347
Transfer Agent fees, Class A	60,256	51,968	634,328	7,578
Transfer Agent fees, Class C	1,235	13,443	95,235	238
Transfer Agent fees, Class S	—	—	—	—
Transfer Agent fees, Class Y	17,213	184,741	269,936	11,379
Transfer Agent fees, Class Z	—	—	—	—
Transfer Agent fees, Institutional Class	8,554	18,950	289	128
Transfer Agent fees, Class R6	—	—	459	—
Registration fees, Class A	9,287	8,824	14,651	6,261
Registration fees, Class C	6,421	8,685	9,022	3,966
Registration fees, Class S	—	—	—	—
Registration fees, Class Y	7,142	35,222	10,385	6,684
Registration fees, Class Z	—	—	—	—
Registration fees, Institutional Class	7,047	7,278	1,800	6,798
Registration fees, Class R6	—	—	3,003	—
Interest expense on securities sold short	—	6,320	—	—
Reports to Shareholders, Class A	7,257	6,136	44,068	2,249
Reports to Shareholders, Class C	1,756	2,143	13,079	1,637
Reports to Shareholders, Class S	—	—	—	—
Reports to Shareholders, Class Y	3,087	11,277	18,120	1,896
Reports to Shareholders, Class Z	—	—	—	—
Reports to Shareholders, Institutional Class	1,978	1,914	1,434	1,731
Reports to Shareholders, Class R6	—	—	1,482	—
Shareholder servicing fees, Class Z	—	—	—	—
Distribution and shareholder servicing expenses, Class A	141,901	149,569	1,924,972	14,269
Distribution and shareholder servicing expenses, Class C	11,616	149,693	932,793	1,992
Distribution expenses, Class S	—	—	—	—
Trustee fees	16,285	16,285	16,285	16,285
Other expenses	55,651	61,113	132,858	21,671
Total Expenses	1,036,803	3,389,197	12,121,733	506,925
Fees waived and/or reimbursed by the Adviser and/or Affiliates(A)	(180,768)	(277,371)	(270,100)	(97,446)
Fees eligible for recoupment by the Adviser(A)	—	—	—	—
Net Expenses	856,035	3,111,826	11,851,633	409,479
Net Investment Income (Loss)	5,087,438	25,989,157	18,815,067	3,279,650
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(B)(C)	(1,876,391)	(3,970,380)	27,975,252	(59,533)
Net realized gains on written options	—	14,200	—	—
Net realized losses on futures contracts	(167,626)	—	—	—
Net realized gains (losses) on swap agreements	(178,406)	273	—	—
Net realized gains on forward foreign currency contracts	—	39,110	—	—
Net realized gains (losses) on foreign currency transactions	(16)	36,660	—	—
Net change in unrealized appreciation (depreciation) on investments†	(4,315,219)	(15,498,395)	(70,866,357)	(2,318,627)
Net change in unrealized appreciation (depreciation) on written options	—	(3,200)	—	—
Net change in unrealized appreciation (depreciation) on futures contracts	42,447	—	—	—
Net change in unrealized appreciation (depreciation) on swap agreements	(151)	7,115	—	—
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	211,497	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	5	(4,052)	—	—
Net Realized and Unrealized Gains (Losses) on Investments	(6,495,357)	(19,167,172)	(42,891,105)	(2,378,160)
Change in Net Assets Resulting from Operations	$(1,407,919)	$6,821,985	$(24,076,038)	$901,490
*Net of foreign tax withholding of:	$—	$—	$—	$—
†Includes decrease in deferred foreign capital gain tax of:	$—	$—	$—	$—
(A)	See Note 4 in Notes to Financial Statements.
(B)	Includes foreign capital gains taxes paid of $3,108 for the Sands Capital International Growth Equity Fund.
(C)	Net realized gains on investments includes the realized gains of $84,785,334, $13,741,961, $165,389,580, $5,419,593 and $4,484,584 for the Mid Cap Fund, the Mid Cap Value Fund, the Sand Capital Select Growth Fund, the Small Cap Fund and the Small Cap Value Fund, respectively, for redemption-in-kind activity, which will not be recognized by the Fund for tax purposes.
See accompanying Notes to Financial Statements.

Statements of Operations (Unaudited) (Continued)
Touchstone Mid Cap Fund	Touchstone Mid Cap Value Fund	Touchstone Sands Capital International Growth Equity Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Small Cap Fund	Touchstone Small Cap Value Fund	Touchstone Ultra Short Duration Fixed Income Fund	Touchstone US Quality Bond Fund

$30,407,043	$5,462,629	$256,214	$3,552,866	$1,453,343	$1,926,573	$25,313	$116,705
23,388	—	—	—	—	—	16,805,898	12,495,362
—	—	550	46,536	—	560	—	—
30,430,431	5,462,629	256,764	3,599,402	1,453,343	1,927,133	16,831,211	12,612,067

19,109,204	2,238,182	334,839	7,672,416	1,191,756	885,746	558,767	751,326
3,978,365	398,793	68,844	1,652,045	188,658	139,251	425,199	401,872
2,090	2,090	2,090	2,090	2,090	2,090	2,090	2,090
20,175	7,164	10,508	9,919	2,750	5,832	32,643	4,902
95,233	20,102	18,248	46,399	15,315	15,162	25,264	22,755
91,010	11,864	4,919	182,104	19,255	10,945	30,905	9,956
36,670	851	597	10,073	1,048	275	1,104	697
—	—	—	—	—	—	8,361	—
2,160,000	134,855	33,996	262,894	111,469	16,573	89,238	102,046
32,664	—	—	169,680	—	—	18,012	—
194,053	58,996	826	185,023	5,489	21,385	15,468	71,600
1,700	—	14	140	—	—	—	36
9,540	7,195	7,873	11,060	11,643	7,934	9,253	9,445
8,352	5,907	4,601	7,696	4,362	3,642	5,128	5,387
—	—	—	—	—	—	6,974	—
58,469	12,517	12,541	16,369	22,638	9,227	63,155	20,550
8,800	—	—	11,171	—	—	8,752	—
14,666	12,659	1,998	14,256	7,981	11,205	8,130	10,947
14,900	—	3,825	12,611	—	—	—	4,936
—	—	—	—	—	—	—	—
4,815	2,866	1,745	16,661	4,815	2,376	3,338	1,933
3,775	1,729	1,458	2,140	1,714	1,648	1,301	1,512
—	—	—	—	—	—	2,101	—
144,263	32,136	2,125	19,743	17,512	2,684	6,045	5,392
2,639	—	—	7,699	—	—	2,671	—
7,411	17,806	1,430	10,158	1,836	5,250	1,648	2,638
9,811	—	1,633	2,902	—	—	—	1,504
54,086	—	—	296,222	—	—	48,383	—
209,901	19,595	10,904	515,531	42,467	31,797	101,533	19,250
395,380	7,663	4,591	90,036	8,099	2,244	17,778	6,271
—	—	—	—	—	—	69,236	—
16,285	16,285	16,285	16,285	16,285	16,285	16,285	16,285
532,339	104,427	26,834	614,707	41,244	39,960	42,731	31,566
27,216,596	3,113,682	572,724	11,858,030	1,718,426	1,231,511	1,621,493	1,504,896
(6,875)	(382,510)	(103,110)	(607,070)	(259,042)	(106,059)	(140,843)	(115,593)
—	—	—	—	—	—	—	8,300
27,209,721	2,731,172	469,614	11,250,960	1,459,384	1,125,452	1,480,650	1,397,603
3,220,710	2,731,457	(212,850)	(7,651,558)	(6,041)	801,681	15,350,561	11,214,464

116,080,782	25,017,074	(765,448)	285,635,408	2,813,459	5,865,204	59,195	(678,467)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	9,460	—	—	—	—	—
(495,794,996)	(42,409,712)	(2,049,806)	(274,013,406)	(16,433,602)	(16,669,713)	587,308	(11,749,035)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	(3,707)	—	—	—	—	—
(379,714,214)	(17,392,638)	(2,809,501)	11,622,002	(13,620,143)	(10,804,509)	646,503	(12,427,502)
$(376,493,504)	$(14,661,181)	$(3,022,351)	$3,970,444	$(13,626,184)	$(10,002,828)	$15,997,064	$(1,213,038)
$97,353	$4,160	$26,473	$55,234	$—	$—	$—	$—
$—	$—	$21,082	$—	$—	$—	$—	$—

Statements of Changes in Net Assets
	Touchstone Active Bond Fund		Touchstone Ares Credit Opportunities Fund		Touchstone Dividend Equity Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
From Operations
Net investment income	$5,087,438	$10,068,887	$25,989,157	$37,802,794	$18,815,067	$44,439,487
Net realized gains (losses) on investments, securities sold short, written options, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	(2,222,439)	(5,868,919)	(3,880,137)	(7,523,581)	27,975,252	130,992,842
Net change in unrealized appreciation (depreciation) on investments, securities sold short, written options, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	(4,272,918)	25,934,255	(15,287,035)	30,023,868	(70,866,357)	448,769,236
Change in Net Assets from Operations	(1,407,919)	30,134,223	6,821,985	60,303,081	(24,076,038)	624,201,565

Distributions to Shareholders:
Distributed earnings, Class A	(2,182,264)	(4,459,357)	(4,505,274)	(9,246,400)	(89,398,582)	(68,723,644)
Distributed earnings, Class C	(41,277)	(97,190)	(1,109,150)	(1,782,625)	(10,299,647)	(12,360,172)
Distributed earnings, Class Y	(870,828)	(1,895,734)	(18,822,074)	(23,953,726)	(40,626,097)	(34,119,389)
Distributed earnings, Class Z	—	—	—	—	—	—
Distributed earnings, Institutional Class	(2,081,978)	(3,431,408)	(3,093,477)	(2,983,154)	(177,320)	(105,264)
Distributed earnings, Class R6	—	—	—	—	(595,839)	(134,254)
Total Distributions	(5,176,347)	(9,883,689)	(27,529,975)	(37,965,905)	(141,097,485)	(115,442,723)
Change in Net Assets from Share Transactions(A)	4,107,516	(8,295,198)	185,514,194	255,423,069	(63,355,425)	(388,991,315)

Total Increase (Decrease) in Net Assets	(2,476,750)	11,955,336	164,806,204	277,760,245	(228,528,948)	119,767,527

Net Assets
Beginning of period	263,555,634	251,600,298	623,356,953	345,596,708	2,526,043,646	2,406,276,119
End of period	$261,078,884	$263,555,634	$788,163,157	$623,356,953	$2,297,514,698	$2,526,043,646
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone High Yield Fund		Touchstone Mid Cap Fund		Touchstone Mid Cap Value Fund
For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024

$3,279,650	$6,273,419	$3,220,710	$14,915,806	$2,731,457	$6,240,286
(59,533)	(65,630)	116,080,782	184,440,434	25,017,074	84,218,718
(2,318,627)	7,099,725	(495,794,996)	954,801,639	(42,409,712)	43,415,431
901,490	13,307,514	(376,493,504)	1,154,157,879	(14,661,181)	133,874,435

(348,734)	(707,448)	(3,796,542)	(1,041,503)	(791,011)	(265,672)
(11,029)	(23,596)	(1,936,283)	(488,588)	(82,626)	(44,228)
(582,120)	(1,168,613)	(103,709,789)	(33,202,497)	(8,631,283)	(6,087,273)
—	—	(982,189)	(304,095)	—	—
(2,348,955)	(4,417,000)	(18,401,276)	(5,518,854)	(21,546,637)	(6,531,520)
—	—	(18,722,741)	(7,734,788)	—	—
(3,290,838)	(6,316,657)	(147,548,820)	(48,290,325)	(31,051,557)	(12,928,693)
343,547	(1,039,081)	(138,441,040)	435,390,499	(15,765,343)	(205,369,656)

(2,045,801)	5,951,776	(662,483,364)	1,541,258,053	(61,478,081)	(84,423,914)

106,625,654	100,673,878	6,085,137,125	4,543,879,072	612,944,224	697,368,138
$104,579,853	$106,625,654	$5,422,653,761	$6,085,137,125	$551,466,143	$612,944,224

Statements of Changes in Net Assets (Continued)
	Touchstone Sands Capital International Growth Equity Fund		Touchstone Sands Capital Select Growth Fund		Touchstone Small Cap Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
From Operations
Net investment income (loss)	$(212,850)	$(113,424)	$(7,651,558)	$(16,990,003)	$(6,041)	$561,470
Net realized gains (losses) on investments and foreign currency transactions	(755,988)	13,027,097	285,635,408	495,208,316	2,813,459	5,832,294
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(2,053,513)	4,266,254	(274,013,406)	369,768,902	(16,433,602)	29,610,226
Change in Net Assets from Operations	(3,022,351)	17,179,927	3,970,444	847,987,215	(13,626,184)	36,003,990

Distributions to Shareholders:
Distributed earnings, Class A	(806,209)	(303,567)	—	—	(388,246)	(336,428)
Distributed earnings, Class C	(84,381)	(11,058)	—	—	(20,748)	(9,828)
Distributed earnings, Class S	—	—	—	—	—	—
Distributed earnings, Class Y	(6,720,733)	(670,405)	—	—	(2,801,356)	(3,207,156)
Distributed earnings, Class Z	—	—	—	—	—	—
Distributed earnings, Institutional Class	(225,618)	(142)	—	—	(557,524)	(1,293,778)
Distributed earnings, Class R6	(1,736,626)	(688,890)	—	—	—	—
Total Distributions	(9,573,567)	(1,674,062)	—	—	(3,767,874)	(4,847,190)
Change in Net Assets from Share Transactions(A)	(3,640)	57,608,911	(395,138,377)	(688,966,686)	(54,986)	114,871,848

Total Increase (Decrease) in Net Assets	(12,599,558)	73,114,776	(391,167,933)	159,020,529	(17,449,044)	146,028,648

Net Assets
Beginning of period	109,051,618	35,936,842	2,458,129,714	2,299,109,185	276,297,761	130,269,113
End of period	$96,452,060	$109,051,618	$2,066,961,781	$2,458,129,714	$258,848,717	$276,297,761
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Small Cap Value Fund		Touchstone Ultra Short Duration Fixed Income Fund		Touchstone US Quality Bond Fund
For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024

$801,681	$1,116,790	$15,350,561	$25,875,705	$11,214,464	$19,866,168
5,865,204	5,901,416	59,195	35,796	(678,467)	(6,212,149)
(16,669,713)	24,985,942	587,308	8,513,230	(11,749,035)	49,507,098
(10,002,828)	32,004,148	15,997,064	34,424,731	(1,213,038)	63,161,117

(79,046)	(127,358)	(2,039,242)	(3,949,251)	(276,023)	(535,441)
—	(1,388)	(105,351)	(160,379)	(18,117)	(37,638)
—	—	(663,043)	(1,550,310)	—	—
(251,007)	(222,106)	(9,534,678)	(11,746,112)	(5,276,090)	(9,267,380)
—	—	(972,940)	(2,009,557)	—	—
(925,649)	(354,784)	(3,028,872)	(5,905,532)	(5,657,569)	(9,610,376)
—	—	—	—	(543,003)	(968,242)
(1,255,702)	(705,636)	(16,344,126)	(25,321,141)	(11,770,802)	(20,419,077)
(16,680,403)	73,261,045	213,562,309	22,269,748	15,044,738	38,090,671

(27,938,933)	104,559,557	213,215,247	31,373,338	2,060,898	80,832,711

216,872,292	112,312,735	518,112,946	486,739,608	601,104,958	520,272,247
$188,933,359	$216,872,292	$731,328,193	$518,112,946	$603,165,856	$601,104,958

Statements of Changes in Net Assets - Capital Stock Activity
	Touchstone Active Bond Fund				Touchstone Ares Credit Opportunities Fund
	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024		For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	300,441	$2,820,177	678,984	$6,303,026	1,265,174	$11,539,882	1,846,354	$16,633,390
Reinvestment of distributions	212,111	1,986,870	437,608	4,048,880	446,446	4,053,461	919,894	8,247,638
Cost of Shares redeemed	(949,241)	(8,900,115)	(2,284,827)	(21,057,071)	(1,347,865)	(12,294,708)	(2,450,577)	(21,945,240)
Change from Class A Share Transactions	(436,689)	(4,093,068)	(1,168,235)	(10,705,165)	363,755	3,298,635	315,671	2,935,788
Class C
Proceeds from Shares issued	13,193	112,350	61,954	523,807	654,886	5,737,262	1,536,650	13,266,615
Reinvestment of distributions	4,862	41,206	11,541	96,807	124,148	1,080,748	200,217	1,727,300
Cost of Shares redeemed	(63,155)	(535,387)	(182,890)	(1,520,689)	(422,158)	(3,679,761)	(641,468)	(5,509,999)
Change from Class C Share Transactions	(45,100)	(381,831)	(109,395)	(900,075)	356,876	3,138,249	1,095,399	9,483,916
Class Y
Proceeds from Shares issued	588,204	5,519,469	959,038	8,828,524	24,461,697	227,358,101	30,205,410	276,673,694
Reinvestment of distributions	92,899	869,394	199,704	1,845,784	2,032,597	18,787,432	2,615,812	23,894,780
Cost of Shares redeemed	(681,464)	(6,382,837)	(2,105,874)	(19,389,099)	(9,312,861)	(86,328,457)	(13,131,818)	(119,197,235)
Change from Class Y Share Transactions	(361)	6,026	(947,132)	(8,714,791)	17,181,433	159,817,076	19,689,404	181,371,239
Institutional Class
Proceeds from Shares issued	1,357,953	12,701,383	3,901,465	35,954,776	2,158,566	20,248,321	6,747,572	62,470,117
Reinvestment of distributions	198,023	1,852,706	338,451	3,131,114	331,855	3,093,425	323,065	2,983,042
Cost of Shares redeemed	(637,185)	(5,977,700)	(2,967,031)	(27,061,057)	(435,506)	(4,081,512)	(409,826)	(3,821,033)
Change from Institutional Class Share Transactions	918,791	8,576,389	1,272,885	12,024,833	2,054,915	19,260,234	6,660,811	61,632,126
Class R6
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class R6 Share Transactions	—	—	—	—	—	—	—	—
Change from Share Transactions	436,641	$4,107,516	(951,877)	$(8,295,198)	19,956,979	$185,514,194	27,761,285	$255,423,069
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Dividend Equity Fund				Touchstone High Yield Fund
For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024		For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

3,712,420	$70,178,141	8,925,262	$155,570,756	54,931	$412,125	649,688	$4,770,576
4,089,789	75,864,809	3,301,241	57,549,923	42,414	316,605	87,356	641,411
(7,917,923)	(149,379,377)	(18,898,577)	(329,539,414)	(161,016)	(1,206,408)	(762,483)	(5,606,590)
(115,714)	(3,336,427)	(6,672,074)	(116,418,735)	(63,671)	(477,678)	(25,439)	(194,603)

119,991	2,251,993	245,772	4,282,780	10,724	80,528	3,790	27,487
541,426	9,965,836	697,120	11,897,105	1,194	8,880	2,533	18,519
(3,621,278)	(67,993,738)	(11,067,075)	(190,895,162)	(12,157)	(90,872)	(37,539)	(270,822)
(2,959,861)	(55,775,909)	(10,124,183)	(174,715,277)	(239)	(1,464)	(31,216)	(224,816)

1,958,870	36,661,575	3,001,739	52,088,617	139,483	1,084,011	759,211	5,783,556
1,745,090	32,297,704	1,557,419	27,125,354	74,745	577,755	152,884	1,160,546
(3,855,670)	(72,690,732)	(10,718,919)	(185,956,940)	(210,560)	(1,638,021)	(1,065,064)	(8,119,251)
(151,710)	(3,731,453)	(6,159,761)	(106,742,969)	3,668	23,745	(152,969)	(1,175,149)

2,313	45,672	49,079	909,302	15,404	120,000	303,250	2,305,316
4,884	90,304	3,910	68,175	303,952	2,348,955	581,429	4,412,663
(3,730)	(70,659)	(26,679)	(460,354)	(216,807)	(1,670,011)	(810,773)	(6,162,492)
3,467	65,317	26,310	517,123	102,549	798,944	73,906	555,487

13,074	245,330	514,750	9,149,376	—	—	—	—
25,051	463,851	5,772	104,697	—	—	—	—
(67,959)	(1,286,134)	(50,557)	(885,530)	—	—	—	—
(29,834)	(576,953)	469,965	8,368,543	—	—	—	—
(3,253,652)	$(63,355,425)	(22,459,743)	$(388,991,315)	42,307	$343,547	(135,718)	$(1,039,081)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Mid Cap Fund				Touchstone Mid Cap Value Fund
	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024		For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	249,028	$13,823,870	760,684	$39,113,589	58,878	$1,379,225	105,472	$2,310,648
Proceeds from Shares issued in connection with merger	—	—	—	—	—	—	—	—
Reinvestment of distributions	58,080	3,324,759	17,917	900,468	28,838	675,667	10,515	228,631
Cost of Shares redeemed	(320,488)	(17,678,427)	(609,166)	(31,546,483)	(91,015)	(2,147,738)	(165,024)	(3,612,114)
Change from Class A Share Transactions	(13,380)	(529,798)	169,435	8,467,574	(3,299)	(92,846)	(49,037)	(1,072,835)
Class C
Proceeds from Shares issued	102,923	5,149,104	322,608	15,232,706	2,877	63,462	7,026	143,254
Proceeds from Shares issued in connection with merger	—	—	—	—	—	—	—	—
Reinvestment of distributions	35,926	1,858,453	10,095	460,113	3,637	80,783	2,086	43,134
Cost of Shares redeemed	(196,426)	(9,810,289)	(402,970)	(18,605,831)	(26,687)	(580,523)	(83,597)	(1,735,108)
Change from Class C Share Transactions	(57,577)	(2,802,732)	(70,267)	(2,913,012)	(20,173)	(436,278)	(74,485)	(1,548,720)
Class Y
Proceeds from Shares issued	8,288,372	466,640,125	21,155,459	1,110,332,388	183,140	4,295,603	1,531,310	33,772,314
Proceeds from Shares issued in connection with merger	—	—	—	—	—	—	—	—
Reinvestment of distributions	1,671,971	97,234,748	597,357	30,830,297	359,518	8,505,999	275,686	6,045,932
Cost of Shares redeemed	(12,886,429)	(719,913,635)	(15,439,210)	(809,672,304)	(705,806)	(16,588,908)	(10,636,684)	(244,840,863)
Change from Class Y Share Transactions	(2,926,086)	(156,038,762)	6,313,606	331,490,381	(163,148)	(3,787,306)	(8,829,688)	(205,022,617)
Class Z
Proceeds from Shares issued	27,907	1,526,767	152,557	7,753,135	—	—	—	—
Reinvestment of distributions	17,101	972,047	6,046	301,347	—	—	—	—
Cost of Shares redeemed	(111,788)	(6,111,981)	(227,043)	(11,698,050)	—	—	—	—
Change from Class Z Share Transactions	(66,780)	(3,613,167)	(68,440)	(3,643,568)	—	—	—	—
Institutional Class
Proceeds from Shares issued	6,347,319	355,262,537	7,625,494	407,961,351	3,325,735	78,090,000	9,671,326	214,763,056
Proceeds from Shares issued in connection with merger	—	—	—	—	—	—	—	—
Reinvestment of distributions	291,713	17,022,757	96,043	4,982,269	634,176	15,129,535	250,359	5,531,892
Cost of Shares redeemed	(5,856,731)	(326,304,264)	(4,991,936)	(264,305,385)	(4,463,339)	(104,668,448)	(9,759,836)	(218,020,432)
Change from Institutional Class Share Transactions	782,301	45,981,030	2,729,601	148,638,235	(503,428)	(11,448,913)	161,849	2,274,516
Class R6
Proceeds from Shares issued	1,155,338	64,597,472	3,214,864	168,633,597	—	—	—	—
Reinvestment of distributions	86,486	5,052,259	28,590	1,486,549	—	—	—	—
Cost of Shares redeemed	(1,625,235)	(91,087,342)	(4,089,648)	(216,769,257)	—	—	—	—
Change from Class R6 Share Transactions	(383,411)	(21,437,611)	(846,194)	(46,649,111)	—	—	—	—
Change from Share Transactions	(2,664,933)	$(138,441,040)	8,227,741	$435,390,499	(690,048)	$(15,765,343)	(8,791,361)	$(205,369,656)
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Sands Capital International Growth Equity Fund				Touchstone Sands Capital Select Growth Fund
For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024		For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

48,381	$415,674	166,173	$1,377,317	422,077	$6,735,414	1,377,788	$18,567,086
—	—	148,255	1,228,773	—	—	—	—
90,055	755,562	35,641	284,067	—	—	—	—
(146,674)	(1,239,833)	(351,006)	(2,780,595)	(2,638,956)	(41,938,672)	(7,439,907)	(97,929,768)
(8,238)	(68,597)	(937)	109,562	(2,216,879)	(35,203,258)	(6,062,119)	(79,362,682)

5,202	45,040	2,572	22,340	22,200	345,886	75,841	966,190
—	—	76,681	649,218	—	—	—	—
9,813	83,898	1,386	11,058	—	—	—	—
(31,244)	(269,560)	(25,078)	(211,960)	(266,826)	(4,237,030)	(588,184)	(7,807,387)
(16,229)	(140,622)	55,561	470,656	(244,626)	(3,891,144)	(512,343)	(6,841,197)

388,840	3,340,201	1,370,815	11,328,244	1,874,133	34,569,163	3,951,462	58,999,137
—	—	6,283,683	52,177,854	—	—	—	—
775,263	6,527,717	82,239	657,103	—	—	—	—
(680,460)	(5,810,423)	(1,321,512)	(10,539,535)	(5,723,173)	(103,754,161)	(17,212,486)	(262,260,275)
483,643	4,057,495	6,415,225	53,623,666	(3,849,040)	(69,184,998)	(13,261,024)	(203,261,138)

—	—	—	—	105,269	1,690,858	956,907	12,075,378
—	—	—	—	—	—	—	—
—	—	—	—	(1,492,305)	(23,616,090)	(4,267,290)	(57,306,038)
—	—	—	—	(1,387,036)	(21,925,232)	(3,310,383)	(45,230,660)

2,082	18,252	48,385	409,551	20,382,862	366,747,598	43,854,917	669,537,156
—	—	288,369	2,398,020	—	—	—	—
25,072	211,611	18	142	—	—	—	—
(92,950)	(818,405)	(10,945)	(91,587)	(31,372,645)	(567,889,943)	(58,948,228)	(871,875,849)
(65,796)	(588,542)	325,827	2,716,126	(10,989,783)	(201,142,345)	(15,093,311)	(202,338,693)

—	—	—	11	839,622	15,151,199	3,094,371	45,982,684
206,005	1,736,626	86,314	688,890	—	—	—	—
(625,782)	(5,000,000)	—	—	(4,323,194)	(78,942,599)	(12,488,536)	(197,915,000)
(419,777)	(3,263,374)	86,314	688,901	(3,483,572)	(63,791,400)	(9,394,165)	(151,932,316)
(26,397)	$(3,640)	6,881,990	$57,608,911	(22,170,936)	$(395,138,377)	(47,633,345)	$(688,966,686)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Small Cap Fund				Touchstone Small Cap Value Fund
	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024		For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	794,268	$12,044,487	1,654,399	$23,564,732	3,058	$118,352	7,142	$250,074
Reinvestment of distributions	23,662	382,029	23,746	322,069	2,045	77,303	3,544	124,284
Cost of Shares redeemed	(189,062)	(2,870,008)	(385,389)	(5,639,071)	(25,248)	(975,580)	(45,553)	(1,568,701)
Change from Class A Share Transactions	628,868	9,556,508	1,292,756	18,247,730	(20,145)	(779,925)	(34,867)	(1,194,343)
Class C
Proceeds from Shares issued	20,765	273,005	91,933	1,155,623	—	—	2,529	83,541
Reinvestment of distributions	1,461	20,467	832	9,829	—	—	42	1,388
Cost of Shares redeemed	(3,471)	(44,947)	(6,878)	(84,916)	(785)	(28,936)	(452)	(15,102)
Change from Class C Share Transactions	18,755	248,525	85,887	1,080,536	(785)	(28,936)	2,119	69,827
Class S
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class S Share Transactions	—	—	—	—	—	—	—	—
Class Y
Proceeds from Shares issued	1,262,479	19,616,090	8,687,498	125,057,195	140,260	5,701,324	85,279	2,948,781
Reinvestment of distributions	165,776	2,722,662	227,584	3,165,014	6,557	249,622	6,245	220,390
Cost of Shares redeemed	(2,041,376)	(31,812,688)	(2,149,788)	(31,219,510)	(124,355)	(4,814,031)	(113,798)	(3,863,532)
Change from Class Y Share Transactions	(613,121)	(9,473,936)	6,765,294	97,002,699	22,462	1,136,915	(22,274)	(694,361)
Class Z
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class Z Share Transactions	—	—	—	—	—	—	—	—
Institutional Class
Proceeds from Shares issued	1,218,074	18,733,791	918,596	13,055,275	543,973	21,490,774	3,036,182	106,960,171
Reinvestment of distributions	34,135	556,313	93,132	1,292,343	23,791	908,594	9,443	334,285
Cost of Shares redeemed	(1,270,079)	(19,676,187)	(1,094,412)	(15,806,735)	(982,615)	(39,407,825)	(920,272)	(32,214,534)
Change from Institutional Class Share Transactions	(17,870)	(386,083)	(82,684)	(1,459,117)	(414,851)	(17,008,457)	2,125,353	75,079,922
Class R6
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class R6 Share Transactions	—	—	—	—	—	—	—	—
Change from Share Transactions	16,632	$(54,986)	8,061,253	$114,871,848	(413,319)	$(16,680,403)	2,070,331	$73,261,045
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Ultra Short Duration Fixed Income Fund				Touchstone US Quality Bond Fund
For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024		For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

1,045,826	$9,654,513	2,309,160	$21,138,198	112,053	$1,007,893	1,029,938	$9,185,312
209,439	1,933,242	407,619	3,738,183	24,912	224,131	46,873	419,243
(1,034,103)	(9,546,866)	(2,197,810)	(20,142,896)	(565,106)	(5,115,409)	(301,361)	(2,677,661)
221,162	2,040,889	518,969	4,733,485	(428,141)	(3,883,385)	775,450	6,926,894

310,920	2,871,645	285,039	2,613,314	979	8,775	9,419	83,570
9,886	91,340	13,789	126,625	2,015	18,117	3,999	35,633
(189,906)	(1,754,592)	(200,165)	(1,833,623)	(21,341)	(193,335)	(31,843)	(282,048)
130,900	1,208,393	98,663	906,316	(18,347)	(166,443)	(18,425)	(162,845)

632	5,835	7,240	65,925	—	—	—	—
69,349	640,391	164,548	1,509,024	—	—	—	—
(444,287)	(4,101,764)	(786,731)	(7,203,412)	—	—	—	—
(374,306)	(3,455,538)	(614,943)	(5,628,463)	—	—	—	—

33,346,911	307,921,637	24,872,688	228,242,074	4,527,199	40,753,325	8,983,839	80,096,075
1,001,126	9,245,301	1,196,254	10,979,703	557,638	5,024,067	1,002,835	8,954,764
(11,057,010)	(102,113,694)	(20,116,043)	(184,668,395)	(4,436,756)	(39,966,515)	(7,061,017)	(63,128,519)
23,291,027	215,053,244	5,952,899	54,553,382	648,081	5,810,877	2,925,657	25,922,320

168,258	1,554,003	294,479	2,697,107	—	—	—	—
105,084	970,135	218,947	2,007,883	—	—	—	—
(298,208)	(2,753,486)	(914,159)	(8,375,950)	—	—	—	—
(24,866)	(229,348)	(400,733)	(3,670,960)	—	—	—	—

2,241,285	20,675,352	2,912,044	26,704,684	5,618,851	50,826,986	6,657,723	59,126,666
264,073	2,435,916	506,003	4,635,835	519,993	4,684,461	867,782	7,746,984
(2,618,473)	(24,166,599)	(6,569,651)	(59,964,531)	(5,069,758)	(45,788,698)	(7,051,293)	(62,357,972)
(113,115)	(1,055,331)	(3,151,604)	(28,624,012)	1,069,086	9,722,749	474,212	4,515,678

—	—	—	—	685,172	6,171,812	1,038,539	9,233,952
—	—	—	—	16,606	149,613	23,859	213,574
—	—	—	—	(306,654)	(2,760,485)	(958,545)	(8,558,902)
—	—	—	—	395,124	3,560,940	103,853	888,624
23,130,802	$213,562,309	2,403,251	$22,269,748	1,665,803	$15,044,738	4,260,747	$38,090,671

Financial Highlights
Touchstone Active Bond Fund
Period ended	Net asset value at beginning of period	Net investment income(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/20	$10.68	$0.28	$0.55	$0.83	$(0.28)	$ —	$(0.28)	$11.23	7.91%	$128,086	0.90%	0.95%	2.54%	261%
09/30/21	11.23	0.22	(0.10)	0.12	(0.23)	—	(0.23)	11.12	1.10	186,813	0.90	0.93	1.99	144(3)
09/30/22	11.12	0.23	(2.04)	(1.81)	(0.25)	(0.03)	(0.28)	9.03	(16.52)	135,000	0.85	0.93	2.20	159
09/30/23	9.03	0.34	(0.13)	0.21	(0.34)	—	(0.34)	8.90	2.29	120,437	0.83	0.97	3.66	146
09/30/24	8.90	0.36	0.74	1.10	(0.35)	—	(0.35)	9.65	12.60	119,251	0.83	0.98	3.86	172
03/31/25(4)	9.65	0.18	(0.25)	(0.07)	(0.18)	—	(0.18)	9.40	(0.70)(5)	112,163	0.83(6)	0.97(6)	3.82(6)	87(5)
Class C
09/30/20	$9.82	$0.18	$0.51	$0.69	$(0.21)	$ —	$(0.21)	$10.30	7.11%	$5,618	1.65%	1.93%	1.79%	261%
09/30/21	10.30	0.13	(0.09)	0.04	(0.16)	—	(0.16)	10.18	0.39	9,229	1.64	1.93	1.25	144(3)
09/30/22	10.18	0.14	(1.87)	(1.73)	(0.18)	(0.03)	(0.21)	8.24	(17.17)	4,667	1.58	1.89	1.46	159
09/30/23	8.24	0.25	(0.11)	0.14	(0.28)	—	(0.28)	8.10	1.65	3,290	1.56	2.15	2.93	146
09/30/24	8.10	0.26	0.67	0.93	(0.29)	—	(0.29)	8.74	11.69	2,595	1.56	2.46	3.13	172
03/31/25(4)	8.74	0.13	(0.22)	(0.09)	(0.15)	—	(0.15)	8.50	(1.00)(5)	2,141	1.54(6)	2.40(6)	3.10(6)	87(5)
Class Y
09/30/20	$10.67	$0.30	$0.56	$0.86	$(0.31)	$ —	$(0.31)	$11.22	8.18%	$90,235	0.65%	0.73%	2.79%	261%
09/30/21	11.22	0.25	(0.10)	0.15	(0.26)	—	(0.26)	11.11	1.35	92,882	0.65	0.70	2.24	144(3)
09/30/22	11.11	0.25	(2.03)	(1.78)	(0.28)	(0.03)	(0.31)	9.02	(16.32)	56,003	0.60	0.68	2.44	159
09/30/23	9.02	0.36	(0.13)	0.23	(0.36)	—	(0.36)	8.89	2.55	48,931	0.58	0.72	3.91	146
09/30/24	8.89	0.38	0.74	1.12	(0.37)	—	(0.37)	9.64	12.89	43,896	0.58	0.74	4.11	172
03/31/25(4)	9.64	0.19	(0.24)	(0.05)	(0.19)	—	(0.19)	9.40	(0.47)(5)	42,794	0.58(6)	0.72(6)	4.07(6)	87(5)
Institutional Class
09/30/20	$10.67	$0.31	$0.56	$0.87	$(0.32)	$ —	$(0.32)	$11.22	8.23%	$134,659	0.57%	0.63%	2.87%	261%
09/30/21	11.22	0.26	(0.10)	0.16	(0.27)	—	(0.27)	11.11	1.43	99,607	0.57	0.61	2.32	144(3)
09/30/22	11.11	0.26	(2.04)	(1.78)	(0.28)	(0.03)	(0.31)	9.02	(16.26)	68,399	0.52	0.59	2.53	159
09/30/23	9.02	0.37	(0.13)	0.24	(0.37)	—	(0.37)	8.89	2.63	78,943	0.50	0.63	3.99	146
09/30/24	8.89	0.39	0.74	1.13	(0.38)	—	(0.38)	9.64	12.98	97,813	0.50	0.64	4.19	172
03/31/25(4)	9.64	0.19	(0.24)	(0.05)	(0.20)	—	(0.20)	9.39	(0.52)(5)	103,981	0.50(6)	0.62(6)	4.15(6)	87(5)
(1)	The net investment income per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	Portfolio turnover excludes the purchases and sales of securities of the AIG U.S. Government Securities Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(4)	Unaudited.
(5)	Not annualized.
(6)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Ares Credit Opportunities Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Return of capital	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/20	$10.03	$0.57	$(0.61)	$(0.04)	$(0.54)	$ —	$—	$(0.54)	$9.45	(0.29)%	$5,597	1.18%	1.61%	5.90%	115%
09/30/21	9.45	0.47(3)	1.07	1.54	(0.53)	—	—	(0.53)	10.46	16.67	141,422	1.09	1.32	4.45	135(4)
09/30/22	10.46	0.47(3)	(1.53)	(1.06)	(0.43)	(0.32)	(0.01)	(0.76)	8.64	(10.60)	115,483	1.07	1.26	4.87	72
09/30/23	8.64	0.67(3)	0.12	0.79	(0.68)	—	—	(0.68)	8.75	9.31	111,502	1.07	1.26	7.59	54
09/30/24	8.75	0.72(3)	0.46	1.18	(0.73)	—	—	(0.73)	9.20	14.07	120,101	1.04	1.19	8.06	49
03/31/25(5)	9.20	0.32(3)	(0.23)	0.09	(0.34)	—	—	(0.34)	8.95	1.01(6)	120,072	1.02(7)	1.13(7)	7.12(7)	24(6)
Class C
09/30/20	$9.75	$0.52	$(0.62)	$(0.10)	$(0.47)	$ —	$—	$(0.47)	$9.18	(0.98)%	$2,246	1.93%	2.61%	5.15%	115%
09/30/21	9.18	0.40(3)	1.02	1.42	(0.47)	—	—	(0.47)	10.13	15.79	31,605	1.56	2.17	3.98	135(4)
09/30/22	10.13	0.42(3)	(1.47)	(1.05)	(0.40)	(0.32)	(0.01)	(0.73)	8.35	(11.01)	17,575	1.47	2.05	4.47	72
09/30/23	8.35	0.61(3)	0.11	0.72	(0.64)	—	—	(0.64)	8.43	8.91	17,580	1.47	2.07	7.19	54
09/30/24	8.43	0.66(3)	0.44	1.10	(0.70)	—	—	(0.70)	8.83	13.57	28,086	1.44	2.00	7.66	49
03/31/25(5)	8.83	0.29(3)	(0.23)	0.06	(0.32)	—	—	(0.32)	8.57	0.69(6)	30,326	1.53(7)	1.93(7)	6.62(7)	24(6)
Class Y
09/30/20	$10.16	$0.59	$(0.62)	$(0.03)	$(0.56)	$ —	$—	$(0.56)	$9.57	(0.13)%	$36,558	0.93%	1.20%	6.15%	115%
09/30/21	9.57	0.48(3)	1.11	1.59	(0.55)	—	—	(0.55)	10.61	16.98	101,613	0.88	1.07	4.66	135(4)
09/30/22	10.61	0.49(3)	(1.54)	(1.05)	(0.45)	(0.32)	(0.01)	(0.78)	8.78	(10.47)	135,892	0.87	1.02	5.07	72
09/30/23	8.78	0.70(3)	0.12	0.82	(0.70)	—	—	(0.70)	8.90	9.55	210,871	0.87	1.00	7.79	54
09/30/24	8.90	0.75(3)	0.46	1.21	(0.75)	—	—	(0.75)	9.36	14.16	406,336	0.84	0.92	8.26	49
03/31/25(5)	9.36	0.34(3)	(0.24)	0.10	(0.35)	—	—	(0.35)	9.11	1.10(6)	551,898	0.82(7)	0.86(7)	7.33(7)	24(6)
Institutional Class
09/30/20	$10.22	$0.61	$(0.63)	$(0.02)	$(0.57)	$ —	$—	$(0.57)	$9.63	(0.02)%	$42,982	0.83%	1.06%	6.25%	115%
09/30/21	9.63	0.49(3)	1.12	1.61	(0.56)	—	—	(0.56)	10.68	17.07	2,627	0.78	0.97	4.76	135(4)
09/30/22	10.68	0.51(3)	(1.56)	(1.05)	(0.46)	(0.32)	(0.01)	(0.79)	8.84	(10.39)	2,139	0.77	1.15	5.17	72
09/30/23	8.84	0.71(3)	0.11	0.82	(0.70)	—	—	(0.70)	8.96	9.59	5,644	0.77	1.21	7.89	54
09/30/24	8.96	0.77(3)	0.47	1.24	(0.76)	—	—	(0.76)	9.44	14.40	68,834	0.74	0.92	8.36	49
03/31/25(5)	9.44	0.35(3)	(0.24)	0.11	(0.36)	—	—	(0.36)	9.19	1.13(6)	85,868	0.72(7)	0.84(7)	7.43(7)	24(6)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding dividend and interest expense on securities sold short would have been lower by 0.01%, 0.04%, 0.04%, 0.05% and 0.10% for the years ended September 30, 2024, 2023, 2022, 2021 and 2020, respectively.
(3)	The net investment income per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Dynamic Diversified Income Fund and the AIG Senior Floating Rate Fund acquired on June 25, 2021 and July 16, 2021, respectively. If these transactions were included, portfolio turnover would have been higher.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Dividend Equity Fund
Period ended	Net asset value at beginning of period	Net investment income(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
10/31/19	$17.55	$0.50	$0.39	$0.89	$(0.49)	$ (0.78)	$(1.27)	$17.17	5.42%	$2,381,987	1.05%	1.05%	2.90%	37%
10/31/20	17.17	0.55	(2.42)	(1.87)	(0.60)	(0.58)	(1.18)	14.12	(11.33)	1,666,379	1.09	1.09	3.60	68
09/30/21(3)	14.12	0.29	2.83	3.12	(0.36)	—	(0.36)	16.88	22.13(4)	1,737,804	1.09(5)	1.09(5)	1.91(5)	83(4)(6)
09/30/22	16.88	0.28	(1.87)	(1.59)	(0.30)	(0.31)	(0.61)	14.68	(9.90)	1,398,059	0.99	1.00	1.64	12
09/30/23	14.68	0.31	1.70	2.01	(0.27)	(0.59)	(0.86)	15.83	13.59	1,388,830	0.99	1.02	1.87	13(7)
09/30/24	15.83	0.32	4.15	4.47	(0.38)	(0.43)	(0.81)	19.49	28.97	1,579,521	0.99	1.01	1.82	10
03/31/25(8)	19.49	0.14	(0.33)	(0.19)	(0.15)	(0.97)	(1.12)	18.18	(1.08)(4)	1,471,296	0.99(5)	1.01(5)	1.54(5)	6(4)
Class C
10/31/19	$17.38	$0.38	$0.39	$0.77	$(0.37)	$ (0.78)	$(1.15)	$17.00	4.78%	$2,421,728	1.70%	1.70%	2.27%	37%
10/31/20	17.00	0.47	(2.40)	(1.93)	(0.50)	(0.58)	(1.08)	13.99	(11.89)	1,117,141	1.74	1.74	2.99	68
09/30/21(3)	13.99	0.19	2.80	2.99	(0.24)	—	(0.24)	16.74	21.38(4)	806,336	1.75(5)	1.77(5)	1.27(5)	83(4)(6)
09/30/22	16.74	0.16	(1.86)	(1.70)	(0.17)	(0.31)	(0.48)	14.56	(10.54)	471,273	1.69	1.76	0.94	12
09/30/23	14.56	0.19	1.69	1.88	(0.15)	(0.59)	(0.74)	15.70	12.79	339,231	1.69	1.78	1.17	13(7)
09/30/24	15.70	0.19	4.12	4.31	(0.25)	(0.43)	(0.68)	19.33	28.08	221,858	1.69	1.78	1.12	10
03/31/25(8)	19.33	0.08	(0.33)	(0.25)	(0.08)	(0.97)	(1.05)	18.03	(1.42)(4)	153,572	1.69(5)	1.80(5)	0.84(5)	6(4)
Class Y
10/31/19	$17.52	$0.53	$0.39	$0.92	$(0.52)	$ (0.78)	$(1.30)	$17.14	5.66%	$4,094,116	0.85%	0.85%	3.13%	37%
10/31/20	17.14	0.61	(2.44)	(1.83)	(0.63)	(0.58)	(1.21)	14.10	(11.11)	1,691,794	0.88	0.88	3.83	68
09/30/21(3)(9)	14.10	0.33	2.81	3.14	(0.39)	—	(0.39)	16.85	22.33(4)	1,161,841	0.88(5)	0.88(5)	2.14(5)	83(4)(6)
09/30/22	16.85	0.32	(1.86)	(1.54)	(0.34)	(0.31)	(0.65)	14.66	(9.69)	772,987	0.74	0.74	1.89	12
09/30/23	14.66	0.34	1.70	2.04	(0.31)	(0.59)	(0.90)	15.80	13.89	675,229	0.76	0.76	2.10	13(7)
09/30/24	15.80	0.36	4.14	4.50	(0.42)	(0.43)	(0.85)	19.45	29.25	711,339	0.76	0.76	2.05	10
03/31/25(8)	19.45	0.17	(0.34)	(0.17)	(0.17)	(0.97)	(1.14)	18.14	(0.97)(4)	660,697	0.76(5)	0.76(5)	1.77(5)	6(4)
Institutional Class
09/30/21(3)(10)	$17.02	$0.07	$(0.17)	$(0.10)	$(0.08)	$ —	$(0.08)	$16.84	(0.61)%(4)	$313	0.67%(5)	3.37%(5)	2.01%(5)	83%(4)(6)
09/30/22	16.84	0.33	(1.85)	(1.52)	(0.36)	(0.31)	(0.67)	14.65	(9.62)	885	0.67	1.80	1.97	12
09/30/23	14.65	0.35	1.70	2.05	(0.32)	(0.59)	(0.91)	15.79	13.91	2,013	0.67	0.96	2.19	13(7)
09/30/24	15.79	0.37	4.14	4.51	(0.44)	(0.43)	(0.87)	19.43	29.31	2,989	0.67	1.12	2.14	10
03/31/25(8)	19.43	0.18	(0.34)	(0.16)	(0.18)	(0.97)	(1.15)	18.12	(0.92)(4)	2,850	0.66(5)	0.91(5)	1.86(5)	6(4)
Class R6
09/30/21(3)(11)	$17.34	$0.06	$(0.48)	$(0.42)	$(0.08)	$ —	$(0.08)	$16.84	(2.44)%(4)	$2	0.65%(5)	359.78%(5)	2.26%(5)	83%(4)(6)
09/30/22	16.84	0.32	(1.84)	(1.52)	(0.36)	(0.31)	(0.67)	14.65	(9.56)	1,510	0.65	1.76	1.99	12
09/30/23	14.65	0.36	1.70	2.06	(0.33)	(0.59)	(0.92)	15.79	13.94	974	0.65	1.39	2.20	13(7)
09/30/24	15.79	0.39	4.14	4.53	(0.44)	(0.43)	(0.87)	19.45	29.47	10,337	0.65	0.92	2.16	10
03/31/25(8)	19.45	0.18	(0.34)	(0.16)	(0.18)	(0.97)	(1.15)	18.14	(0.91)(4)	9,100	0.65(5)	0.77(5)	1.88(5)	6(4)
(1)	The net investment income per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The Fund changed its fiscal year end from October 31 to September 30.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover excludes the purchases and sales of securities by the AIG Select Dividend Growth Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(7)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(8)	Unaudited.
(9)	Effective July 16, 2021, Class W shares of the AIG Focused Dividend Strategy Fund were reorganized into Class Y shares of the Fund.
(10)	Represents the period from commencement of operations (July 19, 2021) through September 30, 2021.
(11)	Represents the period from commencement of operations (August 2, 2021) through September 30, 2021.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone High Yield Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/20	$8.27	$0.39	$(0.41)	$(0.02)	$(0.39)	$(0.39)	$7.86	(0.13)%	$14,578	1.05%	1.25%	4.84%	89%
09/30/21	7.86	0.36	0.48	0.84	(0.37)	(0.37)	8.33	10.84	15,081	1.05	1.21	4.35	96
09/30/22	8.33	0.33	(1.54)	(1.21)	(0.35)	(0.35)	6.77	(14.88)	11,824	1.05	1.26	4.33	57
09/30/23	6.77	0.40(2)	0.31	0.71	(0.41)	(0.41)	7.07	10.69	11,322	1.05	1.35	5.60	70
09/30/24	7.07	0.42(2)	0.50	0.92	(0.44)	(0.44)	7.55	13.34	11,896	1.05	1.38	5.73	49
03/31/25(3)	7.55	0.22(2)	(0.17)	0.05	(0.23)	(0.23)	7.37	0.66(4)	11,149	1.05(5)	1.36(5)	5.92(5)	22(4)
Class C
09/30/20	$8.25	$0.29	$(0.37)	$(0.08)	$(0.33)	$(0.33)	$7.84	(0.89)%	$1,250	1.80%	2.35%	4.09%	89%
09/30/21	7.84	0.26	0.52	0.78	(0.31)	(0.31)	8.31	10.07	835	1.80	2.83	3.60	96
09/30/22	8.31	0.28	(1.54)	(1.26)	(0.30)	(0.30)	6.75	(15.55)	700	1.80	2.82	3.58	57
09/30/23	6.75	0.34(2)	0.31	0.65	(0.36)	(0.36)	7.04	9.74	593	1.80	3.26	4.85	70
09/30/24	7.04	0.36(2)	0.50	0.86	(0.38)	(0.38)	7.52	12.55	399	1.80	4.68	4.98	49
03/31/25(3)	7.52	0.19(2)	(0.17)	0.02	(0.20)	(0.20)	7.34	0.31(4)	388	1.78(5)	4.76(5)	5.19(5)	22(4)
Class Y
09/30/20	$8.52	$0.44	$(0.45)	$(0.01)	$(0.42)	$(0.42)	$8.09	0.02%	$33,694	0.80%	0.89%	5.09%	89%
09/30/21	8.09	0.39	0.50	0.89	(0.40)	(0.40)	8.58	11.18	36,447	0.80	0.89	4.60	96
09/30/22	8.58	0.39	(1.62)	(1.23)	(0.37)	(0.37)	6.98	(14.70)	22,994	0.80	0.96	4.58	57
09/30/23	6.98	0.43(2)	0.32	0.75	(0.43)	(0.43)	7.30	10.92	19,125	0.80	0.99	5.85	70
09/30/24	7.30	0.45(2)	0.52	0.97	(0.46)	(0.46)	7.81	13.60	19,263	0.80	1.06	5.98	49
03/31/25(3)	7.81	0.24(2)	(0.17)	0.07	(0.24)	(0.24)	7.64	0.89(4)	18,863	0.80(5)	1.04(5)	6.17(5)	22(4)
Institutional Class
09/30/20	$8.51	$0.43	$(0.42)	$0.01	$(0.43)	$(0.43)	$8.09	0.21%	$135,974	0.72%	0.75%	5.17%	89%
09/30/21	8.09	0.40	0.50	0.90	(0.41)	(0.41)	8.58	11.27	87,056	0.72	0.75	4.68	96
09/30/22	8.58	0.37	(1.59)	(1.22)	(0.38)	(0.38)	6.98	(14.63)	67,076	0.72	0.82	4.66	57
09/30/23	6.98	0.43(2)	0.33	0.76	(0.44)	(0.44)	7.30	11.01	69,633	0.72	0.85	5.93	70
09/30/24	7.30	0.46(2)	0.51	0.97	(0.46)	(0.46)	7.81	13.70	75,067	0.72	0.86	6.06	49
03/31/25(3)	7.81	0.24(2)	(0.17)	0.07	(0.24)	(0.24)	7.64	0.93(4)	74,180	0.72(5)	0.85(5)	6.25(5)	22(4)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The net investment income per share was based on average shares outstanding for the period.
(3)	Unaudited.
(4)	Not annualized.
(5)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/20	$38.87	$0.03	$1.27	$1.30	$(0.24)	$ (0.89)	$(1.13)	$39.04	3.32%	$103,964	1.21%	1.29%	0.08%	18%
09/30/21	39.04	(0.07)	8.33	8.26	(0.13)	(0.70)	(0.83)	46.47	21.34	137,477	1.22	1.23	(0.15)	21(4)
09/30/22	46.47	(0.05)	(6.26)	(6.31)	(0.15)	(1.21)	(1.36)	38.80	(14.13)	109,653	1.23	1.23	(0.11)	15(4)
09/30/23	38.80	0.02	7.50	7.52	(0.12)	(0.44)	(0.56)	45.76	19.55	130,846	1.22	1.23	0.04	18(4)
09/30/24	45.76	0.01	11.06	11.07	(0.05)	(0.31)	(0.36)	56.47	24.28	171,046	1.17	1.17	0.01	13(4)
03/31/25(5)	56.47	(0.04)	(3.51)	(3.55)	(0.02)	(1.23)	(1.25)	51.67	(6.49)(6)	155,809	1.17(7)	1.17(7)	(0.15)(7)	6(4)(6)
Class C
09/30/20	$36.34	$(0.23)	$1.16	$0.93	$—	$ (0.89)	$(0.89)	$36.38	2.54%	$78,959	1.96%	2.00%	(0.67)%	18%
09/30/21	36.38	(0.36)	7.74	7.38	(0.06)	(0.70)	(0.76)	43.00	20.47	90,388	1.93	1.93	(0.86)	21(4)
09/30/22	43.00	(0.34)	(5.74)	(6.08)	(0.07)	(1.21)	(1.28)	35.64	(14.71)	65,812	1.93	1.93	(0.81)	15(4)
09/30/23	35.64	(0.27)	6.88	6.61	(0.05)	(0.44)	(0.49)	41.76	18.70	70,076	1.94	1.94	(0.67)	18(4)
09/30/24	41.76	(0.34)	10.07	9.73	—	(0.31)	(0.31)	51.18	23.38	82,284	1.91	1.91	(0.73)	13(4)
03/31/25(5)	51.18	(0.22)	(3.17)	(3.39)	—	(1.23)	(1.23)	46.56	(6.86)(6)	72,181	1.92(7)	1.92(7)	(0.90)(7)	6(4)(6)
Class Y
09/30/20	$39.33	$0.12	$1.28	$1.40	$(0.29)	$ (0.89)	$(1.18)	$39.55	3.57%	$2,443,232	0.96%	1.00%	0.33%	18%
09/30/21	39.55	0.05	8.44	8.49	(0.16)	(0.70)	(0.86)	47.18	21.64	3,258,367	0.97(8)	0.93	0.10	21(4)
09/30/22	47.18	0.08	(6.36)	(6.28)	(0.18)	(1.21)	(1.39)	39.51	(13.87)	2,789,008	0.94(8)	0.95	0.17	15(4)
09/30/23	39.51	0.15	7.64	7.79	(0.15)	(0.44)	(0.59)	46.71	19.90	3,178,397	0.94	0.94	0.33	18(4)
09/30/24	46.71	0.15	11.29	11.44	(0.17)	(0.31)	(0.48)	57.67	24.61	4,288,654	0.90	0.90	0.28	13(4)
03/31/25(5)	57.67	0.03	(3.59)	(3.56)	(0.16)	(1.23)	(1.39)	52.72	(6.39)(6)	3,766,502	0.91(7)	0.91(7)	0.11(7)	6(4)(6)
Class Z
09/30/20	$38.62	$0.03	$1.25	$1.28	$(0.26)	$ (0.89)	$(1.15)	$38.75	3.30%	$77,184	1.21%	1.30%	0.08%	18%
09/30/21	38.75	(—)(9)	8.20	8.20	(0.13)	(0.70)	(0.83)	46.12	21.33	54,368	1.22	1.25	(0.15)	21(4)
09/30/22	46.12	(0.05)	(6.21)	(6.26)	(0.14)	(1.21)	(1.35)	38.51	(14.12)	37,449	1.23	1.26	(0.11)	15(4)
09/30/23	38.51	0.02	7.45	7.47	(0.12)	(0.44)	(0.56)	45.42	19.56	40,257	1.22	1.26	0.04	18(4)
09/30/24	45.42	(0.01)	10.98	10.97	(0.04)	(0.31)	(0.35)	56.04	24.24	45,835	1.21	1.24	(0.03)	13(4)
03/31/25(5)	56.04	(0.06)	(3.48)	(3.54)	—	(1.23)	(1.23)	51.27	(6.53)(6)	38,511	1.22(7)	1.25(7)	(0.20)(7)	6(4)(6)
Institutional Class
09/30/20	$39.41	$0.15	$1.29	$1.44	$(0.32)	$ (0.89)	$(1.21)	$39.64	3.64%	$1,142,677	0.89%(8)	0.89%	0.40%	18%
09/30/21	39.64	0.10	8.46	8.56	(0.16)	(0.70)	(0.86)	47.34	21.80	676,846	0.85(8)	0.84	0.22	21(4)
09/30/22	47.34	0.11	(6.39)	(6.28)	(0.19)	(1.21)	(1.40)	39.66	(13.82)	407,132	0.87	0.87	0.25	15(4)
09/30/23	39.66	0.17	7.67	7.84	(0.15)	(0.44)	(0.59)	46.91	19.96	466,528	0.88	0.88	0.38	18(4)
09/30/24	46.91	0.18	11.35	11.53	(0.20)	(0.31)	(0.51)	57.93	24.70	734,206	0.85	0.85	0.34	13(4)
03/31/25(5)	57.93	0.05	(3.61)	(3.56)	(0.19)	(1.23)	(1.42)	52.95	(6.36)(6)	712,544	0.85(7)	0.85(7)	0.17(7)	6(4)(6)
Class R6
09/30/21(10)	$45.92	$0.07	$1.36	$1.43	$—	$ —	$—	$47.35	3.11%(6)	$612,500	0.80%(7)	0.82%(7)	0.27%(7)	21%(4)
09/30/22	47.35	0.14	(6.39)	(6.25)	(0.19)	(1.21)	(1.40)	39.70	(13.76)	598,238	0.81	0.82	0.31	15(4)
09/30/23	39.70	0.21	7.68	7.89	(0.16)	(0.44)	(0.60)	46.99	20.07	657,775	0.80	0.83	0.46	18(4)
09/30/24	46.99	0.21	11.37	11.58	(0.24)	(0.31)	(0.55)	58.02	24.76	763,113	0.79	0.80	0.39	13(4)
03/31/25(5)	58.02	0.06	(3.61)	(3.55)	(0.22)	(1.23)	(1.45)	53.02	(6.35)(6)	677,108	0.80(7)	0.80(7)	0.22(7)	6(4)(6)
(1)	The net investment income per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01%, 0.01%, 0.02% and 0.01% for the six months ended March 31, 2025 and for the years ended September 30, 2023, 2022 and 2021, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.
(8)	Net expenses include amounts recouped by the Adviser.
(9)	Less than $0.005 per share.
(10)	Represents the period from commencement of operations (February 22, 2021) through September 30, 2021.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Value Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/20	$17.91	$0.09	$(1.20)	$(1.11)	$(0.09)	$ —	$(0.09)	$16.71	(6.20)%	$9,864	1.22%	1.59%	0.50%	37%
09/30/21	16.71	0.01(3)	6.93	6.94	(0.03)	—	(0.03)	23.62	41.59	13,605	1.23	1.55	0.06	33(4)
09/30/22	23.62	0.14(3)	(2.05)	(1.91)	(0.19)	(1.49)	(1.68)	20.03	(9.04)	12,950	1.22	1.44	0.59	27
09/30/23	20.03	0.14(3)	1.26	1.40	(0.06)	(1.12)	(1.18)	20.25	6.86	14,596	1.24	1.51	0.66	21(4)
09/30/24	20.25	0.12(3)	3.91	4.03	(0.20)	(0.18)	(0.38)	23.90	20.08	16,053	1.24	1.50	0.54	29(4)
03/31/25(5)	23.90	0.07(3)	(0.67)	(0.60)	(0.13)	(1.08)	(1.21)	22.09	(2.81)(6)	14,764	1.25(7)	1.47(7)	0.58(7)	13(4)(6)
Class C
09/30/20	$17.37	$(0.24)	$(0.96)	$(1.20)	$—	$ —	$—	$16.17	(6.91)%	$3,296	1.97%	2.57%	(0.25)%	37%
09/30/21	16.17	(0.15)(3)	6.71	6.56	—	—	—	22.73	40.57	4,167	1.98	2.36	(0.69)	33(4)
09/30/22	22.73	(0.03)(3)	(1.97)	(2.00)	—	(1.49)	(1.49)	19.24	(9.73)	4,013	1.97	2.26	(0.16)	27
09/30/23	19.24	(0.02)(3)	1.22	1.20	(0.02)	(1.12)	(1.14)	19.30	6.08	2,963	1.99	2.38	(0.09)	21(4)
09/30/24	19.30	(0.04)(3)	3.71	3.67	(0.16)	(0.18)	(0.34)	22.63	19.16	1,789	1.99	2.80	(0.21)	29(4)
03/31/25(5)	22.63	(0.02)(3)	(0.62)	(0.64)	(0.03)	(1.08)	(1.11)	20.88	(3.15)(6)	1,229	1.98(7)	3.05(7)	(0.15)(7)	13(4)(6)
Class Y
09/30/20	$17.99	$0.12	$(1.20)	$(1.08)	$(0.13)	$ —	$(0.13)	$16.78	(5.97)%	$299,596	0.97%	1.22%	0.75%	37%
09/30/21	16.78	0.07(3)	6.96	7.03	(0.06)	—	(0.06)	23.75	41.97	400,865	0.98	1.16	0.31	33(4)
09/30/22	23.75	0.20(3)	(2.06)	(1.86)	(0.25)	(1.49)	(1.74)	20.15	(8.81)	349,756	0.97	1.16	0.84	27
09/30/23	20.15	0.19(3)	1.27	1.46	(0.07)	(1.12)	(1.19)	20.42	7.14	326,424	0.99	1.20	0.91	21(4)
09/30/24	20.42	0.18(3)	3.93	4.11	(0.21)	(0.18)	(0.39)	24.14	20.33	172,791	0.99	1.21	0.79	29(4)
03/31/25(5)	24.14	0.10(3)	(0.68)	(0.58)	(0.15)	(1.08)	(1.23)	22.33	(2.67)(6)	156,168	1.00(7)	1.15(7)	0.83(7)	13(4)(6)
Institutional Class
09/30/20	$18.09	$0.15	$(1.22)	$(1.07)	$(0.15)	$ —	$(0.15)	$16.87	(5.86)%	$370,247	0.84%	0.98%	0.88%	37%
09/30/21	16.87	0.10(3)	7.00	7.10	(0.09)	—	(0.09)	23.88	42.16	456,557	0.85	0.97	0.44	33(4)
09/30/22	23.88	0.23(3)	(2.07)	(1.84)	(0.28)	(1.49)	(1.77)	20.27	(8.68)	395,187	0.84	0.95	0.97	27
09/30/23	20.27	0.22(3)	1.28	1.50	(0.08)	(1.12)	(1.20)	20.57	7.29	353,386	0.86	0.97	1.04	21(4)
09/30/24	20.57	0.21(3)	3.97	4.18	(0.22)	(0.18)	(0.40)	24.35	20.51	422,311	0.86	0.98	0.92	29(4)
03/31/25(5)	24.35	0.11(3)	(0.69)	(0.58)	(0.17)	(1.08)	(1.25)	22.52	(2.64)(6)	379,305	0.87(7)	0.98(7)	0.96(7)	13(4)(6)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.03%, 0.02%, 0.02% and 0.01% for the six months ended March 31, 2025 and for the years ended September 30, 2024, 2023 and 2021, respectively.
(3)	The net investment income per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital International Growth Equity Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/20	$8.50	$0.03	$0.62	$0.65	$(0.02)	$ (1.69)	$(1.71)	$7.44	7.93%	$11,719	1.17%	1.81%	0.68%	80%
09/30/21	7.44	0.12	1.57	1.69	(0.03)	—	(0.03)	9.10	22.73	10,218	1.17	1.64	1.06	52
09/30/22	9.10	0.15	(2.66)	(2.51)	(0.12)	(0.50)	(0.62)	5.97	(29.67)	6,595	1.17	1.59	1.94	32
09/30/23	5.97	0.14(3)	1.08	1.22	(0.16)	—	(0.16)	7.03	20.50	7,177	1.17	1.79	1.93	171
09/30/24	7.03	(0.04)(3)	2.41	2.37	(0.12)	(0.21)	(0.33)	9.07	34.43	9,247	1.18	1.76	(0.45)	117
03/31/25(4)	9.07	(0.03)(3)	(0.20)	(0.23)	—	(0.81)	(0.81)	8.03	(2.92)(5)	8,118	1.17(6)	1.51(6)	(0.67)(6)	6(5)
Class C
09/30/20	$8.48	$(0.03)	$0.64	$0.61	$(—)(7)	$ (1.69)	$(1.69)	$7.40	7.35%	$4,066	1.95%	2.56%	(0.10)%	80%
09/30/21	7.40	—	1.61	1.61	—	—	—	9.01	21.76	2,727	1.95	2.56	0.28	52
09/30/22	9.01	0.08	(2.64)	(2.56)	—	(0.50)	(0.50)	5.95	(30.16)	1,086	1.95	2.72	1.16	32
09/30/23	5.95	0.08(3)	1.08	1.16	—	—	—	7.11	19.50	398	1.95	3.62	1.15	171
09/30/24	7.11	(0.10)(3)	2.45	2.35	—	(0.21)	(0.21)	9.25	33.48	1,031	1.96	4.87	(1.23)	117
03/31/25(4)	9.25	(0.06)(3)	(0.21)	(0.27)	—	(0.81)	(0.81)	8.17	(3.31)(5)	778	1.94(6)	3.38(6)	(1.45)(6)	6(5)
Class Y
09/30/20	$8.47	$0.07	$0.61	$0.68	$(0.03)	$ (1.69)	$(1.72)	$7.43	8.32%	$11,550	0.90%	1.49%	0.95%	80%
09/30/21	7.43	0.10	1.61	1.71	(0.05)	—	(0.05)	9.09	23.07	20,434	0.90	1.34	1.33	52
09/30/22	9.09	0.18	(2.66)	(2.48)	(0.12)	(0.50)	(0.62)	5.99	(29.43)	14,560	0.90	1.30	2.21	32
09/30/23	5.99	0.16(3)	1.08	1.24	(0.18)	—	(0.18)	7.05	20.86	13,870	0.90	1.46	2.20	171
09/30/24	7.05	(0.01)(3)	2.41	2.40	(0.14)	(0.21)	(0.35)	9.10	34.82	76,260	0.91	1.36	(0.18)	117
03/31/25(4)	9.10	(0.02)(3)	(0.20)	(0.22)	—	(0.81)	(0.81)	8.07	(2.79)(5)	71,507	0.90(6)	1.06(6)	(0.40)(6)	6(5)
Institutional Class
09/30/20	$8.48	$0.07	$0.60	$0.67	$(0.03)	$ (1.69)	$(1.72)	$7.43	8.30%	$3	0.89%	314.41%	0.96%	80%
09/30/21	7.43	0.12	1.60	1.72	(0.05)	—	(0.05)	9.10	23.21	4	0.89	255.65	1.34	52
09/30/22	9.10	0.22	(2.70)	(2.48)	(0.14)	(0.50)	(0.64)	5.98	(29.41)	5,913	0.89	1.18	2.22	32
09/30/23	5.98	0.16(3)	1.08	1.24	(0.18)	—	(0.18)	7.04	20.79	3	0.89	1.27	2.17	171
09/30/24	7.04	(0.01)(3)	2.41	2.40	(0.12)	(0.21)	(0.33)	9.11	34.81	2,973	0.87	2.28	(0.14)	117
03/31/25(4)	9.11	(0.02)(3)	(0.20)	(0.22)	—	(0.81)	(0.81)	8.08	(2.80)(5)	2,105	0.86(6)	1.26(6)	(0.36)(6)	6(5)
Class R6
09/30/23(8)	$7.66(9)	$0.01(3)	$(0.63)	$(0.62)	$—	$ —	$—	$7.04	(8.09)%(5)	$14,490	0.82%(6)	1.56%(6)	2.27%(6)	171%
09/30/24	7.04	(0.01)(3)	2.41	2.40	(0.12)	(0.21)	(0.33)	9.11	34.83	19,540	0.82	1.16	(0.08)	117
03/31/25(4)	9.11	(0.01)(3)	(0.21)	(0.22)	—	(0.81)	(0.81)	8.08	(2.79)(5)	13,944	0.78(6)	0.99(6)	(0.28)(6)	6(5)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01% for the year ended September 30, 2024.
(3)	The net investment income per share was based on average shares outstanding for the period.
(4)	Unaudited.
(5)	Not annualized.
(6)	Annualized.
(7)	Less than $0.005 per share.
(8)	Represents the period from commencement of operations (August 31, 2023) through September 30, 2023.
(9)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 31, 2023.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital Select Growth Fund
Period ended	Net asset value at beginning of period	Net investment loss(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/20	$13.12	$(0.11)	$6.58	$6.47	$ (2.37)	$(2.37)	$17.22	58.43%	$163,697	1.25%(5)	1.24%	(0.85)%	41%(4)
09/30/21	17.22	(0.19)	5.43	5.24	(1.85)	(1.85)	20.61	32.30	841,243	1.06(5)	1.06	(0.96)	35(4)(6)
09/30/22	20.61	(0.13)	(10.02)	(10.15)	(2.16)	(2.16)	8.30	(54.73)	319,960	1.13	1.13	(0.98)	45(4)
09/30/23	8.30	(0.08)	2.17	2.09	—	—	10.39	25.18	344,359	1.16	1.20	(0.83)	27(4)
09/30/24	10.39	(0.12)	4.27	4.15	—	—	14.54	39.94	393,679	1.16	1.19	(0.90)	37(4)
03/31/25(7)	14.54	(0.07)	(0.17)	(0.24)	—	—	14.30	(1.65)(8)	355,373	1.16(9)	1.16(9)	(0.87)(9)	26(4)(8)
Class C
09/30/20^	$14.47	$(0.23)	$7.03	$6.80	$ (2.98)	$(2.98)	$18.29	57.27%	$36,065	2.01%	2.04%	(1.56)%	41%(4)
09/30/21^	18.29	(0.35)	5.67	5.32	(2.32)	(2.32)	21.29	31.14	75,082	1.86	1.87	(1.75)	35(4)(6)
09/30/22^	21.29	(0.23)	(10.05)	(10.28)	(2.71)	(2.71)	8.30	(55.02)	20,623	1.78	1.94	(1.63)	45(4)
09/30/23^	8.30	(0.14)	2.16	2.02	—	—	10.32	24.48	18,269	1.77	2.05	(1.44)	27(4)
09/30/24	10.32	(0.20)	4.24	4.04	—	—	14.36	39.15	18,051	1.77	2.04	(1.51)	37(4)
03/31/25(7)	14.36	(0.12)	(0.17)	(0.29)	—	—	14.07	(2.02)(8)	14,250	1.78(9)	2.03(9)	(1.49)(9)	26(4)(8)
Class Y
09/30/20	$14.14	$(0.09)	$7.21	$7.12	$ (2.37)	$(2.37)	$18.89	58.86%	$1,565,333	1.00%(5)	0.99%	(0.58)%	41%(4)
09/30/21	18.89	(0.16)	5.98	5.82	(1.85)	(1.85)	22.86	32.53	1,784,643	0.85	0.85	(0.74)	35(4)(6)
09/30/22	22.86	(0.11)	(11.24)	(11.35)	(2.16)	(2.16)	9.35	(54.59)	613,010	0.88	0.88	(0.72)	45(4)
09/30/23	9.35	(0.06)	2.44	2.38	—	—	11.73	25.46	600,614	0.92	0.92	(0.58)	27(4)
09/30/24	11.73	(0.10)	4.83	4.73	—	—	16.46	40.32	624,311	0.90	0.90	(0.64)	37(4)
03/31/25(7)	16.46	(0.05)	(0.20)	(0.25)	—	—	16.21	(1.52)(8)	552,309	0.88(9)	0.90(9)	(0.59)(9)	26(4)(8)
Class Z
09/30/20	$13.14	$(0.11)	$6.59	$6.48	$ (2.37)	$(2.37)	$17.25	58.42%	$491,741	1.24%	1.31%	(0.82)%	41%(4)
09/30/21	17.25	(0.20)	5.43	5.23	(1.85)	(1.85)	20.63	32.17	570,206	1.16(5)	1.16	(1.05)	35(4)(6)
09/30/22	20.63	(0.14)	(10.02)	(10.16)	(2.16)	(2.16)	8.31	(54.73)	203,620	1.18	1.19	(1.03)	45(4)
09/30/23	8.31	(0.08)	2.17	2.09	—	—	10.40	25.15	200,700	1.17	1.25	(0.84)	27(4)
09/30/24	10.40	(0.12)	4.28	4.16	—	—	14.56	40.00	232,611	1.17	1.21	(0.91)	37(4)
03/31/25(7)	14.56	(0.07)	(0.18)	(0.25)	—	—	14.31	(1.72)(8)	208,847	1.17(9)	1.21(9)	(0.88)(9)	26(4)(8)
Institutional Class
09/30/20(10)	$19.81(11)	$(0.01)	$(0.91)	$(0.92)	$ —	$—	$18.89	(4.64)%(8)	$2	0.81%(9)	1,344.66%(9)	(0.81)%(9)	41%(4)
09/30/21	18.89	(0.15)	5.99	5.84	(1.85)	(1.85)	22.88	32.65	2,582,030	0.79(5)	0.79	(0.69)	35(4)(6)
09/30/22	22.88	(0.10)	(11.26)	(11.36)	(2.16)	(2.16)	9.36	(54.58)	839,599	0.82	0.83	(0.67)	45(4)
09/30/23	9.36	(0.05)	2.45	2.40	—	—	11.76	25.64	783,666	0.81	0.88	(0.48)	27(4)
09/30/24	11.76	(0.08)	4.84	4.76	—	—	16.52	40.48	851,056	0.81	0.86	(0.55)	37(4)
03/31/25(7)	16.52	(0.05)	(0.20)	(0.25)	—	—	16.27	(1.51)(8)	659,468	0.80(9)	0.86(9)	(0.51)(9)	26(4)(8)
Class R6
09/30/20(10)	$19.81(11)	$(0.01)	$(0.91)	$(0.92)	$ —	$—	$18.89	(4.64)%(8)	$2	0.75%(9)	3.55%(9)	(0.73)%(9)	41%(4)
09/30/21	18.89	(0.14)	5.98	5.84	(1.85)	(1.85)	22.88	32.65	498,994	0.74	0.75	(0.65)	35(4)(6)
09/30/22	22.88	(0.09)	(11.26)	(11.35)	(2.16)	(2.16)	9.37	(54.58)	270,361	0.76	0.79	(0.61)	45(4)
09/30/23	9.37	(0.05)	2.46	2.41	—	—	11.78	25.76	351,501	0.75	0.84	(0.42)	27(4)
09/30/24	11.78	(0.07)	4.84	4.77	—	—	16.55	40.49	338,421	0.75	0.83	(0.49)	37(4)
03/31/25(7)	16.55	(0.04)	(0.20)	(0.24)	—	—	16.31	(1.45)(8)	276,715	0.69(9)	0.82(9)	(0.40)(9)	26(4)(8)
^	Updated to reflect the effect of a 1 for 0.796098 reverse stock split for Class C shares on October 14, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	The net investment income per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.04%, 0.03%, 0.03%, 0.04%, 0.02% and 0.03% for the six months ended March 31, 2025 and for the years ended September 30, 2024, 2023, 2022, 2021 and 2020, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Net expenses include amounts recouped by the Adviser.
(6)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Sands Capital Institutional Growth Fund and the AIG Focused Growth Fund acquired on December 11, 2020 and July 16, 2021, respectively. If these transactions were included, portfolio turnover would have been higher.
(7)	Unaudited.
(8)	Not annualized.
(9)	Annualized.
(10)	Represents the period from commencement of operations (September 1, 2020) through September 30, 2020.
(11)	Net asset value at the beginning of period is based on the net asset value of Class Y shares on September 1, 2020.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Cap Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/20	$12.35	$0.01	$(0.98)	$(0.97)	$—	$ (1.09)	$(1.09)	$10.29	(8.92)%	$4,313	1.27%	2.09%	0.08%	22%(4)
09/30/21	10.29	0.05	3.91	3.96	—	(0.20)	(0.20)	14.05	38.68	5,266	1.27	1.78	0.39	33(4)
09/30/22	14.05	(0.01)	(1.21)	(1.22)	(0.03)	(1.78)	(1.81)	11.02	(10.75)	4,022	1.25	1.77	(0.05)	18(4)
09/30/23	11.02	0.01	2.03	2.04	(0.01)	(0.21)	(0.22)	12.84	18.65	7,223	1.24	1.82	0.08	14(4)
09/30/24	12.84	—(5)	2.63	2.63	(0.01)	(0.43)	(0.44)	15.03	20.91	27,890	1.25	1.66	0.02	16(4)
03/31/25(6)	15.03	(0.02)	(0.74)	(0.76)	(0.01)	(0.17)	(0.18)	14.09	(5.21)(7)	34,998	1.26(8)	1.49(8)	(0.23)(8)	6(4)(7)
Class C
09/30/20	$11.41	$(0.07)	$(0.87)	$(0.94)	$—	$ (1.09)	$(1.09)	$9.38	(9.43)%	$295	2.02%	3.10%	(0.68)%	22%(4)
09/30/21	9.38	(0.04)	3.55	3.51	—	(0.20)	(0.20)	12.69	37.62	197	2.02	4.51	(0.36)	33(4)
09/30/22	12.69	(0.09)	(1.07)	(1.16)	(0.01)	(1.78)	(1.79)	9.74	(11.45)	162	2.00	6.81	(0.80)	18(4)
09/30/23	9.74	(0.07)	1.79	1.72	—	(0.21)	(0.21)	11.25	17.78	273	1.99	6.48	(0.67)	14(4)
09/30/24	11.25	(0.09)	2.30	2.21	—	(0.43)	(0.43)	13.03	20.08	1,436	2.00	3.67	(0.73)	16(4)
03/31/25(6)	13.03	(0.06)	(0.64)	(0.70)	—	(0.17)	(0.17)	12.16	(5.54)(7)	1,567	1.99(8)	2.91(8)	(0.96)(8)	6(4)(7)
Class Y
09/30/20	$12.59	$0.04	$(1.00)	$(0.96)	$(0.02)	$ (1.09)	$(1.11)	$10.52	(8.65)%	$35,573	1.02%	1.32%	0.33%	22%(4)
09/30/21	10.52	0.09	3.98	4.07	(0.11)	(0.20)	(0.31)	14.28	39.02	49,842	1.02	1.25	0.64	33(4)
09/30/22	14.28	0.02	(1.24)	(1.22)	(0.04)	(1.78)	(1.82)	11.24	(10.58)	53,485	1.00	1.23	0.20	18(4)
09/30/23	11.24	0.04	2.08	2.12	(0.02)	(0.21)	(0.23)	13.13	18.99	88,745	0.99	1.21	0.33	14(4)
09/30/24	13.13	0.04	2.70	2.74	(0.03)	(0.43)	(0.46)	15.41	21.28	208,329	1.00	1.19	0.27	16(4)
03/31/25(6)	15.41	—	(0.77)	(0.77)	(0.04)	(0.17)	(0.21)	14.43	(5.17)(7)	186,350	1.01(8)	1.18(8)	0.02(8)	6(4)(7)
Institutional Class
09/30/20	$12.55	$0.04	$(0.97)	$(0.93)	$(0.04)	$ (1.09)	$(1.13)	$10.49	(8.57)%	$33,201	0.94%	1.21%	0.41%	22%(4)
09/30/21	10.49	0.10	3.97	4.07	(0.13)	(0.20)	(0.33)	14.23	39.13	39,656	0.94	1.16	0.72	33(4)
09/30/22	14.23	0.04	(1.25)	(1.21)	(0.04)	(1.78)	(1.82)	11.20	(10.52)	32,834	0.92	1.14	0.28	18(4)
09/30/23	11.20	0.05	2.07	2.12	(0.02)	(0.21)	(0.23)	13.09	19.08	34,027	0.91	1.13	0.41	14(4)
09/30/24	13.09	0.05	2.68	2.73	(0.04)	(0.43)	(0.47)	15.35	21.29	38,644	0.92	1.12	0.35	16(4)
03/31/25(6)	15.35	0.01	(0.76)	(0.75)	(0.05)	(0.17)	(0.22)	14.38	(5.05)(7)	35,933	0.93(8)	1.11(8)	0.10(8)	6(4)(7)
(1)	The net investment income per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.02%, 0.01%, 0.01%, 0.03% and 0.03% for the six months ended March 31, 2025 and for the years ended September 30, 2024, 2022, 2021 and 2020, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Less than $0.005 per share.
(6)	Unaudited.
(7)	Not annualized.
(8)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Cap Value Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Return of capital	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/20	$24.00	$0.03	$(3.34)	$(3.31)	$(0.04)	$(0.02)	$(0.06)	$20.63	(13.83)%	$16,552	1.38%	1.58%	0.12%	41%
09/30/21	20.63	(—)	11.98	11.98	(0.08)	(0.04)	(0.12)	32.49	57.95	24,620	1.38	1.55	(0.02)	29
09/30/22	32.49	(0.01)	(3.55)	(3.56)	(0.06)	(0.07)	(0.13)	28.80	(11.04)	21,034	1.38	1.57	(0.02)	35
09/30/23	28.80	0.09	2.61	2.70	(0.01)	—	(0.01)	31.49	9.36	22,214	1.40	1.53	0.29	31(4)
09/30/24	31.49	0.15	6.78	6.93	(0.18)	—	(0.18)	38.24	22.07	25,639	1.39	1.51	0.42	17(4)
03/31/25(5)	38.24	0.09	(2.19)	(2.10)	(0.12)	—	(0.12)	36.02	(5.51)(6)	23,425	1.40(7)	1.48(7)	0.45(7)	10(4)(6)
Class C
09/30/20	$23.21	$(0.13)	$(3.22)	$(3.35)	$(0.02)	$—(8)	$(0.02)	$19.84	(14.46)%	$453	2.13%	4.50%	(0.63)%	41%
09/30/21	19.84	(0.22)	11.50	11.28	(0.04)	(0.02)	(0.06)	31.06	56.81	562	2.13	3.71	(0.77)	29
09/30/22	31.06	(0.24)	(3.38)	(3.62)	(0.03)	(0.03)	(0.06)	27.38	(11.73)	272	2.13	4.21	(0.77)	35
09/30/23	27.38	(0.14)	2.49	2.35	—	—	—	29.73	8.58	322	2.15	5.19	(0.46)	31(4)
09/30/24	29.73	(0.11)	6.38	6.27	(0.13)	—	(0.13)	35.87	21.12	465	2.14	5.30	(0.33)	17(4)
03/31/25(5)	35.87	(0.05)	(2.04)	(2.09)	—	—	—	33.78	(5.83)(6)	411	2.11(7)	4.54(7)	(0.26)(7)	10(4)(6)
Class Y
09/30/20	$24.05	$0.08	$(3.34)	$(3.26)	$(0.09)	$(0.03)	$(0.12)	$20.67	(13.60)%	$28,435	1.13%	1.31%	0.37%	41%
09/30/21	20.67	0.07	12.01	12.08	(0.09)	(0.05)	(0.14)	32.61	58.32	41,793	1.13	1.26	0.23	29
09/30/22	32.61	0.08	(3.58)	(3.50)	(0.07)	(0.10)	(0.17)	28.94	(10.81)	34,156	1.13	1.27	0.23	35
09/30/23	28.94	0.17	2.63	2.80	(0.03)	—	(0.03)	31.71	9.66	35,328	1.15	1.26	0.54	31(4)
09/30/24	31.71	0.23	6.83	7.06	(0.20)	—	(0.20)	38.57	22.33	42,121	1.14	1.23	0.67	17(4)
03/31/25(5)	38.57	0.14	(2.20)	(2.06)	(0.22)	—	(0.22)	36.29	(5.38)(6)	40,442	1.15(7)	1.19(7)	0.70(7)	10(4)(6)
Institutional Class
09/30/20	$24.04	$0.12	$(3.33)	$(3.21)	$(0.11)	$(0.04)	$(0.15)	$20.68	(13.42)%	$7,825	0.98%	1.19%	0.52%	41%
09/30/21	20.68	0.11	12.03	12.14	(0.10)	(0.05)	(0.15)	32.67	58.59	9,176	0.98	1.25	0.38	29
09/30/22	32.67	0.13	(3.59)	(3.46)	(0.10)	(0.12)	(0.22)	28.99	(10.67)	7,389	0.98	1.26	0.38	35
09/30/23	28.99	0.22	2.62	2.84	(0.03)	—	(0.03)	31.80	9.81	54,449	1.00	1.20	0.69	31(4)
09/30/24	31.80	0.29	6.86	7.15	(0.22)	—	(0.22)	38.73	22.53	148,646	0.99	1.15	0.82	17(4)
03/31/25(5)	38.73	0.17	(2.21)	(2.04)	(0.27)	—	(0.27)	36.42	(5.31)(6)	124,655	1.00(7)	1.12(7)	0.85(7)	10(4)(6)
(1)	The net investment income per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.02%, 0.01% and 0.02% for the six months ended March 31, 2025 and for the years ended September 30, 2024 and 2023, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.
(8)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Ultra Short Duration Fixed Income Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/20	$9.29	$0.18	$(0.06)	$0.12	$(0.18)	$(0.18)	$9.23	1.32%	$124,233	0.69%	0.80%	1.84%	72%
09/30/21	9.23	0.04	0.02	0.06	(0.08)	(0.08)	9.21	0.67	144,172	0.69	0.74	0.40	113
09/30/22	9.21	0.08	(0.15)	(0.07)	(0.13)	(0.13)	9.01	(0.80)	125,115	0.69	0.74	0.81	52
09/30/23	9.01	0.33	0.07	0.40	(0.34)	(0.34)	9.07	4.51	75,540	0.69	0.76	3.57	29
09/30/24	9.07	0.47(2)	0.16	0.63	(0.46)	(0.46)	9.24	7.09	81,751	0.65	0.74	5.11	78
03/31/25(3)	9.24	0.21(2)	0.01	0.22	(0.23)	(0.23)	9.23	2.42(4)	83,724	0.65(5)	0.70(5)	4.64(5)	28(4)
Class C
09/30/20	$9.29	$0.12	$(0.04)	$0.08	$(0.13)	$(0.13)	$9.24	0.93%	$5,276	1.19%	1.60%	1.33%	72%
09/30/21	9.24	(0.01)	0.02	0.01	(0.04)	(0.04)	9.21	0.07	4,249	1.19	1.47	(0.10)	113
09/30/22	9.21	0.03	(0.14)	(0.11)	(0.08)	(0.08)	9.02	(1.18)	5,013	1.19	1.48	0.31	52
09/30/23	9.02	0.28	0.07	0.35	(0.29)	(0.29)	9.08	3.99	3,292	1.19	1.61	3.07	29
09/30/24	9.08	0.42(2)	0.16	0.58	(0.41)	(0.41)	9.25	6.55	4,266	1.15	1.61	4.61	78
03/31/25(3)	9.25	0.19(2)	0.01	0.20	(0.21)	(0.21)	9.24	2.17(4)	5,471	1.15(5)	1.41(5)	4.15(5)	28(4)
Class S
09/30/20	$9.28	$0.12	$(0.01)	$0.11	$(0.16)	$(0.16)	$9.23	1.18%	$61,464	0.94%	0.99%	1.58%	72%
09/30/21	9.23	0.01	0.03	0.04	(0.06)	(0.06)	9.21	0.42	52,456	0.94	0.99	0.15	113
09/30/22	9.21	0.05	(0.15)	(0.10)	(0.10)	(0.10)	9.01	(1.05)	42,709	0.94	0.99	0.56	52
09/30/23	9.01	0.30	0.08	0.38	(0.32)	(0.32)	9.07	4.28	35,599	0.94	1.04	3.32	29
09/30/24	9.07	0.45(2)	0.16	0.61	(0.44)	(0.44)	9.24	6.81	30,581	0.90	1.00	4.86	78
03/31/25(3)	9.24	0.20(2)	0.02	0.22	(0.22)	(0.22)	9.24	2.41(4)	27,099	0.90(5)	0.97(5)	4.39(5)	28(4)
Class Y
09/30/20	$9.29	$0.19	$(0.05)	$0.14	$(0.20)	$(0.20)	$9.23	1.57%	$292,708	0.44%	0.51%	2.09%	72%
09/30/21	9.23	0.06	0.03	0.09	(0.11)	(0.11)	9.21	0.92	296,363	0.44	0.50	0.65	113
09/30/22	9.21	0.10	(0.15)	(0.05)	(0.15)	(0.15)	9.01	(0.55)	250,473	0.44	0.50	1.06	52
09/30/23	9.01	0.35	0.08	0.43	(0.36)	(0.36)	9.08	4.88	193,680	0.44	0.52	3.82	29
09/30/24	9.08	0.49(2)	0.16	0.65	(0.48)	(0.48)	9.25	7.35	252,342	0.40	0.46	5.36	78
03/31/25(3)	9.25	0.23(2)	—(6)	0.23	(0.24)	(0.24)	9.24	2.55(4)	467,259	0.40(5)	0.43(5)	4.89(5)	28(4)
Class Z
09/30/20	$9.29	$0.17	$(0.05)	$0.12	$(0.18)	$(0.18)	$9.23	1.32%	$86,018	0.69%	0.79%	1.83%	72%
09/30/21	9.23	0.03	0.03	0.06	(0.08)	(0.08)	9.21	0.68	75,058	0.69	0.78	0.40	113
09/30/22	9.21	0.10	(0.17)	(0.07)	(0.13)	(0.13)	9.01	(0.80)	50,209	0.69	0.79	0.81	52
09/30/23	9.01	0.32	0.08	0.40	(0.34)	(0.34)	9.07	4.51	41,800	0.69	0.81	3.57	29
09/30/24	9.07	0.47(2)	0.16	0.63	(0.46)	(0.46)	9.24	7.09	38,879	0.65	0.78	5.11	78
03/31/25(3)	9.24	0.21(2)	0.02	0.23	(0.23)	(0.23)	9.24	2.53(4)	38,617	0.65(5)	0.75(5)	4.64(5)	28(4)
Institutional Class
09/30/20	$9.28	$0.20	$(0.05)	$0.15	$(0.21)	$(0.21)	$9.22	1.63%	$417,011	0.39%	0.46%	2.13%	72%
09/30/21	9.22	0.07	0.02	0.09	(0.11)	(0.11)	9.20	0.98	500,705	0.39	0.45	0.70	113
09/30/22	9.20	0.13	(0.18)	(0.05)	(0.15)	(0.15)	9.00	(0.50)	230,153	0.39	0.46	1.11	52
09/30/23	9.00	0.36	0.08	0.44	(0.37)	(0.37)	9.07	4.94	136,828	0.39	0.47	3.87	29
09/30/24	9.07	0.50(2)	0.16	0.66	(0.49)	(0.49)	9.24	7.41	110,294	0.35	0.43	5.41	78
03/31/25(3)	9.24	0.23(2)	0.01	0.24	(0.25)	(0.25)	9.23	2.58(4)	109,157	0.35(5)	0.39(5)	4.94(5)	28(4)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The net investment income per share was based on average shares outstanding for the period.
(3)	Unaudited.
(4)	Not annualized.
(5)	Annualized.
(6)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone US Quality Bond Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/20	$10.44	$0.19	$0.37	$0.56	$(0.20)	$(0.20)	$10.80	5.46%	$16,509	0.85%	1.03%	1.83%	21%
09/30/21	10.80	0.15	(0.21)	(0.06)	(0.17)	(0.17)	10.57	(0.57)	17,997	0.84	0.93	1.43	24
09/30/22	10.57	0.18	(1.70)	(1.52)	(0.20)	(0.20)	8.85	(14.52)	11,777	0.76	0.93	1.79	19
09/30/23	8.85	0.26	(0.27)	(0.01)	(0.27)	(0.27)	8.57	(0.20)	10,949	0.76	0.96	2.82	15
09/30/24	8.57	0.29(2)	0.69	0.98	(0.30)	(0.30)	9.25	11.61	18,995	0.76	0.94	3.26	20
03/31/25(3)	9.25	0.15(2)	(0.19)	(0.04)	(0.16)	(0.16)	9.05	(0.38)(4)	14,707	0.76(5)	0.94(5)	3.43(5)	12(4)
Class C
09/30/20	$10.43	$0.12	$0.37	$0.49	$(0.13)	$(0.13)	$10.79	4.69%	$1,737	1.60%	2.55%	1.08%	21%
09/30/21	10.79	0.07	(0.21)	(0.14)	(0.09)	(0.09)	10.56	(1.32)	1,635	1.59	2.37	0.68	24
09/30/22	10.56	0.10	(1.69)	(1.59)	(0.13)	(0.13)	8.84	(15.18)	1,415	1.51	2.25	1.04	19
09/30/23	8.84	0.18	(0.25)	(0.07)	(0.20)	(0.20)	8.57	(0.87)	1,479	1.51	2.25	2.07	15
09/30/24	8.57	0.22(2)	0.69	0.91	(0.23)	(0.23)	9.25	10.77	1,426	1.51	2.49	2.51	20
03/31/25(3)	9.25	0.12(2)	(0.19)	(0.07)	(0.13)	(0.13)	9.05	(0.74)(4)	1,229	1.49(5)	2.62(5)	2.70(5)	12(4)
Class Y
09/30/20	$10.45	$0.22	$0.38	$0.60	$(0.23)	$(0.23)	$10.82	5.81%	$145,821	0.60%	0.64%	2.08%	21%
09/30/21	10.82	0.19	(0.22)	(0.03)	(0.20)	(0.20)	10.59	(0.32)	199,280	0.59	0.60	1.68	24
09/30/22	10.59	0.20	(1.70)	(1.50)	(0.23)	(0.23)	8.86	(14.37)	225,457	0.51	0.52	2.04	19
09/30/23	8.86	0.27	(0.26)	0.01	(0.29)	(0.29)	8.58	0.05	233,839	0.51	0.51	3.07	15
09/30/24	8.58	0.31(2)	0.70	1.01	(0.32)	(0.32)	9.27	12.00	279,532	0.51(6)	0.50	3.51	20
03/31/25(3)	9.27	0.17(2)	(0.20)	(0.03)	(0.17)	(0.17)	9.07	(0.26)(4)	279,353	0.51(5)(7)	0.50(5)	3.69(5)	12(4)
Institutional Class
09/30/20	$10.45	$0.23	$0.38	$0.61	$(0.24)	$(0.24)	$10.82	5.92%	$227,734	0.50%	0.59%	2.18%	21%
09/30/21	10.82	0.19	(0.21)	(0.02)	(0.21)	(0.21)	10.59	(0.22)	216,914	0.49	0.57	1.78	24
09/30/22	10.59	0.21	(1.70)	(1.49)	(0.24)	(0.24)	8.86	(14.29)	243,902	0.41	0.49	2.14	19
09/30/23	8.86	0.28	(0.26)	0.02	(0.30)	(0.30)	8.58	0.15	250,604	0.41	0.48	3.17	15
09/30/24	8.58	0.32(2)	0.70	1.02	(0.33)	(0.33)	9.27	12.10	274,926	0.41	0.48	3.60	20
03/31/25(3)	9.27	0.17(2)	(0.20)	(0.03)	(0.18)	(0.18)	9.06	(0.31)(4)	278,641	0.41(5)	0.47(5)	3.78(5)	12(4)
Class R6
09/30/22(8)	$10.51	$0.19	$(1.61)	$(1.42)	$(0.23)	$(0.23)	$8.86	(13.72)%(4)	$2	0.37%(5)	238.46%(5)	2.18%(5)	19%
09/30/23	8.86	0.26	(0.24)	0.02	(0.30)	(0.30)	8.58	0.18	23,402	0.37	0.46	3.21	15
09/30/24	8.58	0.33(2)	0.68	1.01	(0.33)	(0.33)	9.26	12.02	26,225	0.37	0.47	3.65	20
03/31/25(3)	9.26	0.17(2)	(0.19)	(0.02)	(0.18)	(0.18)	9.06	(0.18)(4)	29,236	0.37(5)	0.46(5)	3.82(5)	12(4)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The net investment income per share was based on average shares outstanding for the period.
(3)	Unaudited.
(4)	Not annualized.
(5)	Annualized.
(6)	Net expenses include amounts recouped by the Adviser.
(7)	Net expenses include amounts eligible for recoupment by the Adviser.
(8)	Represents the period from commencement of operations (November 22, 2021) through September 30, 2022.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
March 31, 2025 (Unaudited)
1. Organization
The Touchstone Funds Group Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated October 25, 1993. The Trust consists of the following twelve funds (individually, a “Fund,” and collectively, the “Funds”):
Touchstone Active Bond Fund ("Active Bond Fund”)
Touchstone Ares Credit Opportunities Fund ("Ares Credit Opportunities Fund”)
Touchstone Dividend Equity Fund ("Dividend Equity Fund”)
Touchstone High Yield Fund ("High Yield Fund”)
Touchstone Mid Cap Fund ("Mid Cap Fund”)
Touchstone Mid Cap Value Fund ("Mid Cap Value Fund”)
Touchstone Sands Capital International Growth Equity Fund ("Sands Capital International Growth Equity Fund”)
Touchstone Sands Capital Select Growth Fund ("Sands Capital Select Growth Fund”)
Touchstone Small Cap Fund ("Small Cap Fund”)
Touchstone Small Cap Value Fund ("Small Cap Value Fund”)
Touchstone Ultra Short Duration Fixed Income Fund ("Ultra Short Duration Fixed Income Fund”)
Touchstone US Quality Bond Fund (formerly Touchstone Impact Bond Fund) ("US Quality Bond Fund”)
Each Fund is diversified, with the exception of the Sands Capital Select Growth Fund which is non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:
	Class A	Class C	Class S	Class Y	Class Z	Institutional Class	Class R6
Active Bond Fund	X	X		X		X
Ares Credit Opportunities Fund	X	X		X		X
Dividend Equity Fund	X	X		X		X	X
High Yield Fund	X	X		X		X
Mid Cap Fund	X	X		X	X	X	X
Mid Cap Value Fund	X	X		X		X
Sands Capital International Growth Equity Fund	X	X		X		X	X
Sands Capital Select Growth Fund	X	X		X	X	X	X
Small Cap Fund	X	X		X		X
Small Cap Value Fund	X	X		X		X
Ultra Short Duration Fixed Income Fund	X	X	X	X	X	X
US Quality Bond Fund	X	X		X		X	X
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Notes to Financial Statements (Unaudited) (Continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of March 31, 2025, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Ares Credit Opportunities Fund held Level 3 categorized securities during the six months ended March 31, 2025.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Funds' valuation policies and procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”), and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE.  Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by the Adviser and adopted by the Funds' Board and are generally categorized in Level 3.
Bank Loans – The Active Bond Fund, Ares Credit Opportunities Fund and Ultra Short Duration Fixed Income Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may

Notes to Financial Statements (Unaudited) (Continued)
hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, Secured Overnight Financing Rate (“SOFR”) or a similar reference rate.
The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statements of Assets and Liabilities represents fair value of the unfunded portion of the Fund’s bank loans.
As of March 31, 2025, the Ares Credit Opportunities Fund did not hold any unfunded loan commitments.
Collateralized Loan Obligations — The Active Bond Fund, Ares Credit Opportunities Fund and Ultra Short Duration Fixed Income Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company whose shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Securities sold short — The Funds may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.
Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and

Notes to Financial Statements (Unaudited) (Continued)
the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The maximum risk of loss associated with writing put options is the notional amount as presented in the Portfolio of Investments. In certain circumstances, the maximum risk of loss amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. The maximum risk of loss associated with writing call options is potentially unlimited.
Warrants — The Funds may invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the holder the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.
Futures Contracts — The Active Bond Fund and Ares Credit Opportunities Fund may buy and sell futures contracts and related options to manage their exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return. When a Fund purchases or sells a futures contract, or sells an option thereon, a Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Swap Contracts — The Active Bond Fund and Ares Credit Opportunities Fund may enter into swap transactions to help enhance the value of their portfolios or manage their exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic

Notes to Financial Statements (Unaudited) (Continued)
amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the “Derivatives Rule”).
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Forward foreign currency contracts — The Active Bond Fund and the Ares Credit Opportunities Fund may enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of a Fund’s initial investment.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.
During the six months ended March 31, 2025, the Ares Credit Opportunities Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and/or adjust exposure to foreign currencies.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Master Limited Partnership — The Funds may invest in Master Limited Partnership (“MLP”) common units that represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. Distributions received from MLPs generally are comprised of income and return of capital. Investment income and return of capital are recorded based on estimates made at the time distributions are received. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.
Pay-In-Kind (“PIK”) Bonds — PIK bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. PIK bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

Notes to Financial Statements (Unaudited) (Continued)
Derivative instruments and hedging activities — The Active Bond Fund and the Ares Credit Opportunities Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of March 31, 2025, the Funds' assets and liabilities that were subject to a MNA on a gross basis were as follows:
	Assets	Liabilities
Ares Credit Opportunities Fund
Forwards - Foreign Currency Contracts	$107,582	$—
Total	$107,582	$—
The following table presents the Ares Credit Opportunities Fund's assets and liabilities net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of March 31, 2025:
Counterparty	Derivative Type	Gross Amount of Recognized Assets	Gross Amount Available for Offset in Statement of Assets and Liabilities	Non-Cash Collateral Received	Cash Collateral Received	Net Amount(1)
Wells Fargo	Forward-Foreign Currency Contracts	$107,582	$—	$—	$—	$107,582
(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

Notes to Financial Statements (Unaudited) (Continued)
The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of March 31, 2025:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Active Bond Fund	Futures Contracts - Interest Rate Contracts(1)	$42,447	$—
Ares Credit Opportunities Fund	Purchased Options - Equity Contracts(2)	22,000	—
	Written Options - Equity Contracts(3)	—	12,000
	Forwards - Foreign Currency Contracts(4)	107,582	—
	Swap Agreements - Credit Contracts(5)	—	7,837
(1)	Statements of Assets and Liabilities Location: Payable for variation margin on futures contracts. Only current day’s variation margin is reported within the payable/receivable on the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.
(2)	Statements of Assets and Liabilities Location: Investments, at market value.
(3)	Statements of Assets and Liabilities Location: Written options, at market value.
(4)	Statements of Assets and Liabilities Location: Unrealized appreciation (depreciation) on forward foreign currency contracts.
(5)	Statements of Assets and Liabilities Location: Payable for variation margin on swap agreements. Variation margin reported in the Portfolio of Investments and other tables in the Notes to the Financial Statements is the cumulative unrealized appreciation (depreciation).
The following table sets forth the effect of the Funds' derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended March 31, 2025:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Active Bond Fund	Futures - Interest Rate Contracts(1)	$(167,626)	$42,447
	Swap Agreements - Credit Contracts(2)	(178,406)	(151)
Ares Credit Opportunities Fund	Purchased Options - Equity Contracts(3)	(178,727)	(77,041)
	Written Options - Equity Contracts(4)	14,200	(3,200)
	Forwards - Foreign Currency Exchange Contracts(5)	39,110	211,497
	Swap Agreements - Credit Contracts(2)	273	7,115
(1)	Statements of Operations Location: Net realized losses on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.
(2)	Statements of Operations Location: Net realized gains (losses) on swap agreements and Net change in unrealized appreciation (depreciation) on swap agreements, respectively.
(3)	Statements of Operations Location: Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments, respectively.
(4)	Statements of Operations Location: Net realized gains on written options and Net change in unrealized appreciation (depreciation) on written options, respectively.
(5)	Statements of Operations Location: Net realized gains on forward foreign currency contracts and Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, respectively.
For the six months ended March 31, 2025, the average quarterly balances of outstanding derivative financial instruments for the Active Bond Fund and Ares Credit Opportunities Fund were as follows:
	Active Bond Fund	Ares Credit Opportunities Fund
Equity Contracts:
Purchased Options - Cost	$—	$56,726
Written Options - Premiums received	—	2,933
Credit Contracts:
Credit Default Swaps (buy protection) - Notional value	6,973,333	569,250
Forward currency exchange contracts:
U.S. dollar amount received	—	11,779,764
Interest Rate Contracts:
Futures Contracts (long) - Notional Value	16,182,599	—
Futures Contracts (short) - Notional Value	1,307,969	—
Portfolio securities loaned — The Funds may lend their portfolio securities, with the exception of the Ultra Short Duration Fixed Income Fund. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or

Notes to Financial Statements (Unaudited) (Continued)
loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of March 31, 2025, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned(1)	Market Value of Collateral Received(2)	Net Amount(3)
Ares Credit Opportunities Fund	Corporate Bonds	$5,056,208	$5,319,739	$263,531
High Yield Fund	Corporate Bonds	315,755	324,545	8,790
Sands Capital Select Growth Fund	Common Stocks	15,482,600	15,276,585	(206,015)
(1)	The remaining contractual maturity is overnight for all securities.
(2)	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
(3)	Net amount represents the net amount payable due to (received from) the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. When-issued or delayed delivery transactions physically settling within 35-days are deemed not to involve a senior security. When-issued or delayed delivery transactions that do not physically settle within 35-days are required to be treated as derivatives transactions in compliance with the Derivatives Rule.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.
The maximum offering price per share of Class A shares of the equity funds (all of the Funds except the Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund, Ultra Short Duration Fixed Income Fund and US Quality Bond Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). The maximum offering price per share of Class A shares of the Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund and US Quality Bond Fund is equal to the NAV per share plus a sales load equal to 3.36% of the NAV (or 3.25% of the offering price). The maximum offering price per share of Class A shares of the Ultra Short Duration Fixed Income Fund is equal to the NAV per share plus sales load equal to 2.04% of the NAV (or 2.00% of the offering price). There is no sales load on equity or fixed income fund purchases when aggregate purchases in all Touchstone funds equal at least $1 million or $500,000, respectively. The maximum offering price per share of Classes C, S, Y, Z, Institutional Class and R6 shares of the Funds is equal to the NAV per share.
The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least $1 million for equity funds or $500,000 for fixed income funds where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50%, for equity or fixed income funds, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% if redeemed within a one-year period from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.

Notes to Financial Statements (Unaudited) (Continued)
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Mid Cap Fund, Sands Capital International Growth Equity Fund, Sands Capital Select Growth Fund and Small Cap Fund distribute their income, if any, annually, as a dividend to shareholders. The Dividend Equity Fund, Mid Cap Value Fund and Small Cap Value Fund declare and distribute their income, if any, quarterly, as a dividend to shareholders. The Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund and US Quality Bond Fund declare and distribute their income, if any, monthly, as a dividend to shareholders. The Ultra Short Duration Fixed Income Fund declares its income, if any, daily, and distributes such income monthly, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone ETF Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Operating Segments — In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund represents a single operating segment. The management team of the Adviser, acts as the Funds’ CODM. The CODM monitors the operating results of the Funds as a whole and also monitors each Fund’s asset allocation for adherence to its principal investment strategies as disclosed in its prospectus. The financial information, including the Funds’ portfolio of investments, total returns, expense ratios and changes in net assets, are used by the CODM to assess the segment’s performance versus the Funds’ benchmarks and to make resource allocation decisions for the Funds’ single segment and is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities and segment expenses are listed on the accompanying statements of operations. The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
Recent Accounting Pronouncements —In December 2023, the FASB issued ASU No. 2023-09 Income Taxes (Topic 740); Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation, disaggregation of income taxes paid, and other income tax-related disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of applying the ASU to the Funds’ financial statements.

Notes to Financial Statements (Unaudited) (Continued)
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended March 31, 2025:
	Active Bond Fund	Ares Credit Opportunities Fund	Dividend Equity Fund	High Yield Fund	Mid Cap Fund(1)	Mid Cap Value Fund(1)
Purchases of investment securities	$24,261,639	$333,980,194	$154,562,026	$22,409,442	$361,282,682	$75,194,406
Proceeds from sales and maturities	$19,930,841	$162,868,990	$351,607,434	$24,855,748	$446,068,959	$77,894,526
	Sands Capital International Growth Equity Fund	Sands Capital Select Growth Fund(1)	Small Cap Fund(1)	Small Cap Value Fund(1)	Ultra Short Duration Fixed Income Fund	US Quality Bond Fund
Purchases of investment securities	$5,492,202	$621,270,643	$21,394,637	$20,030,031	$309,251,169	$29,360,618
Proceeds from sales and maturities	$16,044,836	$766,350,883	$16,985,144	$23,366,297	$149,637,345	$18,009,525
(1)	The Mid Cap Fund, the Mid Cap Value Fund, the Sands Capital Select Growth Fund, the Small Cap Fund and the Small Cap Value Fund had redemption-in-kinds out of the Fund of $209,746,023, $40,964,561, $332,298,870, $12,513,538 and $11,420,490, respectively, which are excluded from the proceeds from sales and maturities.
For the six months ended March 31, 2025, purchases and proceeds from sales and maturities in U.S. Government Securities were $200,917,857 and $198,514,498, respectively, for the Active Bond Fund, $0 and $422,074, respectively, for the Ultra Short Duration Fixed Income Fund and $55,542,809, and $51,403,438, respectively, for the US Quality Bond Fund. There were no purchases or proceeds from sales and maturities of U.S. Government Securities by the remaining Funds for the six months ended March 31, 2025.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of the Adviser, Touchstone Securities, Inc. (the “Distributor”), or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator to the Funds. Such officers receive no compensation from the Trust. The Adviser and the Distributor are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $195,420 for the Funds’ Board for the six months ended March 31, 2025.

Notes to Financial Statements (Unaudited) (Continued)
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Active Bond Fund	0.38% on the first $200 million 0.30% on such assets over $200 million
Ares Credit Opportunities Fund(1)	0.56% first $1 billion 0.535% on the next $500 million 0.51% on such assets over $1.5 billion
Dividend Equity Fund	0.55% on the first $1 billion 0.50% on such assets over $1 billion
High Yield Fund	0.60% on the first $50 million 0.50% on the next $250 million 0.45% on such assets over $300 million
Mid Cap Fund	0.80% on the first $1 billion 0.70% on the next $500 million 0.60% on such assets over $1.5 billion
Mid Cap Value Fund	0.75% on all assets
Sands Capital International Growth Equity Fund	0.65% on the first $1 billion 0.60% on such assets over $1 billion
Sands Capital Select Growth Fund	0.675% on the first $1 billion 0.60% on the next $1 billion 0.55% on the next $2 billion 0.52% on such assets over $4 billion
Small Cap Fund	0.85% on the first $250 million 0.80% on the next $250 million 0.70% on such assets over $500 million
Small Cap Value Fund	0.85% on all assets
Ultra Short Duration Fixed Income Fund	0.18% on the first $500 million 0.16% on such assets over $500 million
US Quality Bond Fund	0.30% on the first $200 million 0.225% on such assets over $200 million
(1)	Prior to March 1, 2025, the Fund paid 0.60% on all assets.
The Adviser has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Adviser”):
Ares Capital Management II LLC	London Company of Virginia, LLC d/b/a The London Company
Ares Credit Opportunities Fund	Mid Cap Fund
EARNEST Partners LLC	Small Cap Fund
US Quality Bond Fund	Sands Capital Management, LLC
Fort Washington Investment Advisors, Inc.(1)	Sands Capital International Growth Equity Fund
Active Bond Fund	Sands Capital Select Growth Fund
Dividend Equity Fund
High Yield Fund
Ultra Short Duration Fixed Income Fund
Leeward Investments, LLC
Mid Cap Value Fund
Small Cap Value Fund
(1)	Affiliate of the Adviser and wholly-owned subsidiary of Western & Southern.
The Adviser pays sub-advisory fees to each Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds.

Notes to Financial Statements (Unaudited) (Continued)
The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class A	Class C	Class S	Class Y	Class Z	Institutional Class	Class R6	Termination Date
Active Bond Fund(1)	0.83%	1.50%	—	0.58%	—	0.50%	—	January 29, 2026
Ares Credit Opportunities Fund(2)	0.99%	1.71%	—	0.76%	—	0.65%	—	March 29, 2026
Dividend Equity Fund(3)	0.99%	1.69%	—	0.77%	—	0.65%	0.65%	January 29, 2026
High Yield Fund(4)	1.04%	1.74%	—	0.80%	—	0.72%	—	January 29, 2026
Mid Cap Fund	1.21%	1.96%	—	0.96%	1.21%	0.89%	0.79%	January 29, 2026
Mid Cap Value Fund(5)	1.22%	1.91%	—	0.97%	—	0.84%	—	January 29, 2026
Sands Capital International Growth Equity Fund(6)	1.17%	1.93%	—	0.90%	—	0.86%	0.78%	January 29, 2026
Sands Capital Select Growth Fund	1.13%	1.74%	—	0.84%	1.13%	0.76%	0.65%	January 29, 2026
Small Cap Fund(7)	1.24%	1.94%	—	0.99%	—	0.91%	—	January 29, 2026
Small Cap Value Fund(8)	1.38%	2.00%	—	1.13%	—	0.98%	—	January 29, 2026
Ultra Short Duration Fixed Income Fund(9)	0.65%	1.14%	0.90%	0.40%	0.65%	0.35%	—	January 29, 2026
US Quality Bond Fund(10)	0.76%	1.45%	—	0.51%	—	0.41%	0.37%	January 29, 2026
(1)	Prior to January 29, 2025, the expense limitation for Class C shares was 1.56%.
(2)	Prior to January 29, 2025, the expense limitation for Class C shares was 1.43%. Prior to March 1, 2025, the expense limitation for Class A, Class Y and Institutional Class shares was 1.03%, 0.83% and 0.73%, respectively.
(3)	Prior to January 29, 2025, the expense limitation for Institutional Class shares was 0.67%.
(4)	Prior to January 29, 2025, the expense limitations for Class A and C shares were 1.05% and 1.80%, respectively.
(5)	Prior to January 29, 2025, the expense limitation for Class C shares was 1.97%.
(6)	Prior to January 29, 2025, the expense limitation for Class C shares was 1.95%.
(7)	Prior to January 29, 2025, the expense limitation for Class C shares was 1.99%.
(8)	Prior to January 29, 2025, the expense limitation for Class C shares was 2.13%.
(9)	Prior to January 29, 2025, the expense limitation for Class C shares was 1.15%.
(10)	Prior to January 29, 2025, the expense limitation for Class C shares was 1.51%.
The Expense Limitation Agreement, with respect to each Fund, can be terminated by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds’ shareholders.
During the six months ended March 31, 2025, the Adviser or its affiliates waived or reimbursed investment advisory fees, administration fees or other operating expenses, including distribution fees of the Funds, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Active Bond Fund	$—	$44,592	$136,176	$180,768
Ares Credit Opportunities Fund	—	19,903	257,468	277,371
Dividend Equity Fund	—	1,142	268,958	270,100
High Yield Fund	—	44,821	52,625	97,446
Mid Cap Fund	—	—	6,875	6,875
Mid Cap Value Fund	—	140,208	242,302	382,510
Sands Capital International Growth Equity Fund	—	22,159	80,951	103,110
Sands Capital Select Growth Fund	—	237,186	369,884	607,070
Small Cap Fund	—	44,941	214,101	259,042
Small Cap Value Fund	—	43,264	62,795	106,059
Ultra Short Duration Fixed Income Fund	—	—	140,843	140,843
US Quality Bond Fund	—	5,106	110,487	115,593
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.

Notes to Financial Statements (Unaudited) (Continued)
As of March 31, 2025, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before September 30, 2025	Expires on or before September 30, 2026	Expires on or before September 30, 2027	Expires on or before September 30, 2028	Total
Active Bond Fund	$81,632	$163,390	$187,070	$89,612	$521,704
Ares Credit Opportunities Fund	151,045	209,014	295,053	155,355	810,467
Dividend Equity Fund	11,206	17,239	21,336	9,609	59,390
High Yield Fund	65,495	138,443	168,231	81,186	453,355
Mid Cap Fund	77,919	191,897	100,707	6,875	377,398
Mid Cap Value Fund	676,173	1,215,259	1,152,268	357,784	3,401,484
Sands Capital International Growth Equity Fund	56,328	138,906	248,643	87,615	531,492
Sands Capital Select Growth Fund	413,321	1,015,554	842,429	584,491	2,855,795
Small Cap Fund	113,886	267,374	414,842	211,866	1,007,968
Small Cap Value Fund	52,431	163,082	190,056	93,725	499,294
Ultra Short Duration Fixed Income Fund	236,340	405,681	258,285	102,526	1,002,832
US Quality Bond Fund	117,301	188,451	199,402	95,785	600,939
For the six months ended March 31, 2025, the Adviser is eligible to recoup previously waived fees or reimbursed expenses from US Quality Bond Fund of $8,300.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), the Transfer Agent to the Funds maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Adviser for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS
The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A

Notes to Financial Statements (Unaudited) (Continued)
plan, the Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares (except the Ultra Short Duration Fixed Income Fund) pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). The Ultra Short Duration Fixed Income Fund has limited the amount of the 12b-1 fees for Class C shares to 0.75% of average daily net assets. Under the Class S plan, the Ultra Short Duration Fixed Income Fund pays an annual shareholder servicing fee not to exceed 0.50% of average daily net assets that are attributable to Class S shares (of which up to 0.25% is a distribution fee and up to 0.25% is a shareholder servicing fee). Under the Class Z plan, each Fund offering Class Z shares pays an annual shareholder servicing fee not to exceed 0.25% of average daily net assets that are attributable to Class Z shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.
DISTRIBUTION AGREEMENT
The Distributor is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Distribution Agreement between the Trust and the Distributor, the Distributor earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Distributor and the Adviser, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Distributor and its affiliate during the six months ended March 31, 2025:
Fund	Amount
Active Bond Fund	$ 1,834
Ares Credit Opportunities Fund	5,290
Dividend Equity Fund	11,295
High Yield Fund	980
Mid Cap Fund	5,341
Mid Cap Value Fund	170
Sands Capital International Growth Equity Fund	68
Sands Capital Select Growth Fund	6,166
Small Cap Fund	2,461
Small Cap Value Fund	88
Ultra Short Duration Fixed Income Fund	4,115
US Quality Bond Fund	145
In addition, the Distributor collected CDSC on the redemption of Class A and Class C shares of the Funds listed below during the six months ended March 31, 2025:
Fund	Class A	Class C
Active Bond Fund	$ —	$ 40
Ares Credit Opportunities Fund	—	192
Dividend Equity Fund	—	1,006
Mid Cap Fund	—	407
Sands Capital Select Growth Fund	—	15
Ultra Short Duration Fixed Income Fund	60	150
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the six months ended March 31, 2025, the Funds did not engage in any Rule 17a-7 transactions.
5. Liquidity
ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

Notes to Financial Statements (Unaudited) (Continued)
During the six months ended March 31, 2025, the following Funds utilized ReFlow. The number of shares ReFlow subscribed to and dollar amount of redemptions-in-kind were as follows:
Fund	Shares ReFlow Subscribed to	Redemptions-in-kind
Mid Cap Fund	5,097,017	$ 209,746,023
Mid Cap Value Fund	1,911,078	40,964,561
Sands Capital Select Growth Fund	18,968,184	332,298,870
Small Cap Fund	1,176,197	12,513,538
Small Cap Value Fund	324,229	11,420,490
Interfund Lending —Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the six months ended March 31, 2025, the following Fund participated as a lender in the interfund lending program. The daily average amount loaned, weighted average interest rate and interest income were as follows:
Fund	Daily Average Amount Loaned	Weighted Average Interest Rate	Interest Income(1)
Mid Cap Fund	$ 877,850	5.18%	$ 23,388
(1)	Included in Interest in the Statements of Operations.
During the six months ended March 31, 2025, the following Funds participated as borrowers in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:
Fund	Daily Average Amount Borrowed	Weighted Average Interest Rate	Interest Expense(1)
Dividend Equity Fund	$ 87,097	5.17%	$ 2,289
Sands Capital Select Growth Fund	$ 213,160	5.26%	$ 5,715
Small Cap Value Fund	$ 11,130	5.18%	$ 293
US Quality Bond Fund	$ 72,000	4.89%	$ 1,791
(1)	Included in Other expenses in the Statements of Operations.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable and tax-exempt income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.
The tax character of distributions paid for the years ended September 30, 2024 and September 30, 2023 are as follows:
	Active Bond Fund		Ares Credit Opportunities Fund		Dividend Equity Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
From ordinary income	$9,883,689	$9,842,820	$37,965,905	$22,279,562	$54,629,657	$117,383,591
From long-term capital gains	—	—	—	—	60,813,066	26,369,054
Total distributions	$9,883,689	$9,842,820	$37,965,905	$22,279,562	$115,442,723	$143,752,645

Notes to Financial Statements (Unaudited) (Continued)
	High Yield Fund		Mid Cap Fund		Mid Cap Value Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
From ordinary income	$6,316,657	$6,136,287	$34,387,780	$14,955,024	$7,061,535	$2,817,232
From long-term capital gains	—	—	13,902,545	45,156,008	5,867,158	40,703,348
Total distributions	$6,316,657	$6,136,287	$48,290,325	$60,111,032	$12,928,693	$43,520,580
	Sands Capital International Growth Equity Fund		Sands Capital Select Growth Fund		Small Cap Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
From ordinary income	$656,191	$722,096	$—	$—	$815,292	$599,565
From long-term capital gains	1,017,871	—	—	—	4,031,898	1,240,712
Total distributions	$1,674,062	$722,096	$—	$—	$4,847,190	$1,840,277
	Small Cap Value Fund		Ultra Short Duration Fixed Income Fund		US Quality Bond Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
From ordinary income	$705,636	$105,710	$25,321,141	$22,927,101	$20,419,077	$16,934,074
From long-term capital gains	—	—	—	—	—	—
Total distributions	$705,636	$105,710	$25,321,141	$22,927,101	$20,419,077	$16,934,074
The following information is computed on a tax basis for each item as of September 30, 2024:
	Active Bond Fund	Ares Credit Opportunities Fund	Dividend Equity Fund	High Yield Fund
Tax cost of portfolio investments	$270,208,784	$633,345,940	$2,191,906,197	$110,069,811
Gross unrealized appreciation on investments	4,259,546	18,927,977	524,650,172	2,226,790
Gross unrealized depreciation on investments	(12,539,525)	(16,981,361)	(188,731,960)	(3,202,518)
Net unrealized appreciation (depreciation) on investments	(8,279,979)	1,946,616	335,918,212	(975,728)
Gross unrealized appreciation on derivatives and foreign currency transactions	—	17,832	—	—
Gross unrealized depreciation on derivatives and foreign currency transactions	(5)	(100,775)	—	—
Net unrealized appreciation (depreciation) on derivatives and foreign currency transactions	(5)	(82,943)	—	—
Capital loss carryforwards	(123,365,709)	(83,177,121)	—	(21,654,629)
Undistributed ordinary income	237,661	973,917	4,355,884	11,222
Undistributed capital gains	—	—	108,841,153	—
Other temporary differences	(1,138,295)	(289)	(616)	(611)
Accumulated earnings (deficit)	$(132,546,327)	$(80,339,820)	$449,114,633	$(22,619,746)

Notes to Financial Statements (Unaudited) (Continued)
	Mid Cap Fund	Mid Cap Value Fund	Sands Capital International Growth Equity Fund	Sands Capital Select Growth Fund
Tax cost of portfolio investments	$4,354,593,354	$454,446,284	$92,138,321	$1,667,225,591
Gross unrealized appreciation on investments	1,845,175,684	179,035,333	19,855,460	945,625,994
Gross unrealized depreciation on investments	(114,437,575)	(20,599,341)	(2,600,628)	(147,530,015)
Net unrealized appreciation (depreciation) on investments	1,730,738,109	158,435,992	17,254,832	798,095,979
Gross unrealized appreciation on foreign currency transactions	—	—	2,414	—
Gross unrealized depreciation on foreign currency transactions and deferred foreign capital gains tax	—	—	(132,286)	—
Net unrealized appreciation (depreciation) on foreign currency transactions and deferred foreign capital gains tax	—	—	(129,872)	—
Capital loss carryforwards	—	—	(9,100,217)	(201,446,158)
Qualified late year losses	—	—	(23,348)	(13,119,298)
Undistributed ordinary income	7,395,551	9,225,082	—	—
Undistributed capital gains	124,679,147	21,826,114	9,573,557	—
Other temporary differences	—	—	(3)	—
Accumulated earnings (deficit)	$1,862,812,807	$189,487,188	$17,574,949	$583,530,523
	Small Cap Fund	Small Cap Value Fund	Ultra Short Duration Fixed Income Fund	US Quality Bond Fund
Tax cost of portfolio investments	$235,865,681	$186,508,810	$517,386,005	$626,741,742
Gross unrealized appreciation on investments	63,113,707	40,174,964	2,566,889	6,032,141
Gross unrealized depreciation on investments	(14,984,828)	(8,545,401)	(4,560,458)	(35,889,467)
Net unrealized appreciation (depreciation) on investments	48,128,879	31,629,563	(1,993,569)	(29,857,326)
Capital loss carryforwards	—	(4,308,879)	(112,668,297)	(18,078,594)
Undistributed ordinary income	2,267,159	948,242	1,686,670	347,178
Undistributed capital gains	1,426,183	—	—	—
Other temporary differences	—	—	(188,620)	(160)
Accumulated earnings (deficit)	$51,822,221	$28,268,926	$(113,163,816)	$(47,588,902)
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, taxable interest on defaulted securities, amortization adjustments on bonds and certain timing differences in the recognition of capital losses under income tax regulations and U.S. GAAP.
As of September 30, 2024, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Active Bond Fund*	$ 62,157,195	$ 61,208,514	$ 123,365,709
Ares Credit Opportunities Fund*	9,942,740	73,234,381	83,177,121
High Yield Fund	1,677,980	19,976,649	21,654,629
Sands Capital International Growth Equity Fund*	4,830,010	4,270,207	9,100,217
Sands Capital Select Growth Fund	201,446,158	—	201,446,158
Small Cap Value Fund	4,308,879	—	4,308,879
Ultra Short Duration Fixed Income Fund*	37,072,467	75,595,830	112,668,297
US Quality Bond Fund	1,239,848	16,838,746	18,078,594
*	Future utilization may be limited under current tax laws.
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Notes to Financial Statements (Unaudited) (Continued)
During the year ended September 30, 2024, the following Fund utilized capital loss carryforwards:
Fund	Utilized
Sands Capital International Growth Equity Fund	$ 3,599,093
Sands Capital Select Growth Fund	251,005,207
Small Cap Value Fund	3,288,567
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next six months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
As of March 31, 2025, the Trust had federal tax costs resulting in net unrealized appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other(1)	Gross Unrealized Depreciation on Other(1)	Net Unrealized Appreciation (Depreciation)
Active Bond Fund	$271,043,301	$1,687,468	$(13,561,787)	$—	$—	$(11,874,319)
Ares Credit Opportunities Fund	797,644,246	12,671,812	(24,378,379)	172,219	(67,979)	(11,602,327)
Dividend Equity Fund	2,032,398,352	480,605,071	(214,249,981)	—	—	266,355,090
High Yield Fund	106,504,347	1,142,290	(4,349,962)	—	—	(3,207,672)
Mid Cap Fund	4,191,677,704	1,533,124,659	(295,107,347)	—	—	1,238,017,312
Mid Cap Value Fund	430,949,071	143,453,830	(22,124,740)	—	—	121,329,090
Sands Capital International Growth Equity Fund	80,936,976	18,641,484	(3,044,352)	268	(112,764)	15,484,636
Sands Capital Select Growth Fund	1,536,401,415	691,503,517	(143,035,318)	—	—	548,468,199
Small Cap Fund	227,175,903	51,986,456	(19,507,364)	—	—	32,479,092
Small Cap Value Fund	172,383,322	30,320,944	(14,805,858)	—	—	15,515,086
Ultra Short Duration Fixed Income Fund	731,941,875	2,019,482	(3,389,950)	—	—	(1,370,468)
US Quality Bond Fund	640,895,515	2,488,460	(44,027,723)	—	—	(41,539,263)
(1)	Other includes Derivatives, Foreign Currency Transactions and deferred foreign capital gains tax.
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Foreign Investments – Certain Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events, may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

Notes to Financial Statements (Unaudited) (Continued)
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments, positive or negative, in a particular sector of the market and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cybersecurity – With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to Cybersecurity risks that could result in losses to a Fund and its shareholders. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A Cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cybersecurity incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates that incorporates a security's yield, coupon, final maturity, and call features, among other characteristics. The longer a fixed-income security's duration, the more sensitive it will be to changes in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.
Risks Associated with Leverage – The use of leverage (borrowing money to purchase properties or securities) will cause the Fund to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money. In addition, a lender may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund.
Risks Associated with Liquidity – Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce a Fund’s returns because the Fund may be unable to transact at advantageous times or prices, or at all.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities, operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
9. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.
Advisory and Sub-Advisory Agreement Approval Disclosure
At a meeting held on November 21, 2024, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Funds Group Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Adviser with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreement between the Adviser and each Fund’s respective Sub-Adviser.
In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders.  The information provided to the Board included: (1) industry data comparing advisory fees and total expense ratios of comparable funds; (2) comparative performance information; (3) the Adviser’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Adviser’s and Sub-Advisers’ personnel.  Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement.  The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.
In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Adviser’s compensation and profitability; (3) a comparison of fees and performance with comparable funds; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement.  The Board’s analysis of these factors is set forth below.  The Independent Trustees were advised by independent legal counsel throughout the process.

Other Items (Unaudited) (Continued)
Nature, Extent and Quality of Adviser Services.  The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel.  In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year.  The Board also took into account the Adviser’s compliance policies and procedures.  The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, was also considered.  The Board also considered the Adviser’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.
The Board discussed the Adviser’s effectiveness in monitoring the performance of each Sub-Adviser, including the Sub-Adviser that was an affiliate of the Adviser, and the Adviser’s timeliness in responding to performance issues.  The Board considered the Adviser’s process for monitoring each of the Sub-Advisers, which includes an examination of both qualitative and quantitative elements of the Sub-Adviser’s organization, personnel, procedures, investment discipline, infrastructure and performance.  The Board considered that the Adviser conducts periodic due diligence of each Sub-Adviser, during which the Adviser examines a wide variety of factors, such as the financial condition of the Sub-Adviser, the quality of the Sub-Adviser’s systems, the effectiveness of the Sub-Adviser’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Adviser’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Adviser provides to the applicable Fund(s).  The Board noted that the Adviser’s monitoring processes also include quarterly reviews of compliance certifications, and that any issues arising from such reviews and the Adviser’s due diligence review of the Sub-Advisers are reported to the Board.
The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Adviser under the Investment Advisory Agreement.
Adviser’s Compensation and Profitability.  The Board took into consideration the financial condition and profitability of the Adviser and its affiliates (including the Sub-Adviser to certain of the Funds) and the direct and indirect benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Funds.  The information considered by the Board included operating profit margin information for the Adviser’s business as a whole.  The Board noted that the Adviser had waived a portion of advisory fees and administrative fees and/or reimbursed expenses for all of the Funds in order to limit each of those Fund’s net operating expenses.  The Board also noted that the Adviser pays the Sub-Advisers’ sub-advisory fees out of the advisory fees the Adviser receives from the Funds.  The Board reviewed the profitability of the Adviser’s relationship with the Funds both before and after tax expenses, and also considered whether the Adviser has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Adviser’s parent company with respect to providing support and resources as needed.  The Board considered that the Funds’ distributor, an affiliate of the Adviser, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares.  The Board also noted that the Adviser derives benefits to its reputation and other benefits from its association with the Funds.
The Board recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.  Based upon their review, the Trustees concluded that the Adviser’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.
Expenses and Performance.  The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group.  The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended September 30, 2024, as applicable, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies.  The Board also took into account current market conditions and their effect on the Funds’ performance.
The Board also considered the effect of each Fund’s growth and size on its performance and expenses.  The Board noted that the Adviser had waived a portion of the fees and/or reimbursed expenses for all of the Funds in order to reduce those Funds’ respective operating expenses to targeted levels.  The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Adviser out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Adviser.  In reviewing the respective total expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Adviser and its affiliates.
The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:
Touchstone Active Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and at the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 2nd quintile of its peer group for the six- and twelve-month periods ended September 30, 2024 and in the

Other Items (Unaudited) (Continued)
3rd quintile of its peer group for the thirty-six-month period ended September 30, 2024.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Ares Credit Opportunities Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each above the median of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 2nd quintile of its peer group for the six- and thirty-six-month periods ended September 30, 2024, while the Fund’s performance was in the 3rd quintile of its peer group for twelve-month period ended September 30, 2024.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Dividend Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 2nd quintile of its peer group for the six- and twelve-month periods ended September 30, 2024, while the Fund’s performance was in the 3rd quintile of its peer group for the thirty-six-month period ended September 30, 2024.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone High Yield Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 4th quintile of its peer group for the six-, twelve-, and thirty-six-month periods ended September 30, 2024.  The Board noted management’s discussion of the Fund’s performance.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Mid Cap Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 5th quintile of its peer group for the six-month period ended September 30, 2024, in the 4th quintile of its peer group for the twelve-month period ended September 30, 2024 and in the 2nd quintile of its peer group for the thirty-six-month period ended September 30, 2024.  The Board noted management’s discussion of the Fund’s recent performance.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Mid Cap Value Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 5th quintile of its peer group for the six-, twelve- and thirty-six-month periods ended September 30, 2024.  The Board noted management’s discussion of the Fund’s performance.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Sands Capital International Growth Equity Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board also noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance, was in the 3rd quintile for the six-month period ended September 30, 2024 and in the 1st quintile for the twelve-month period ended September 30, 2024.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Sands Capital Select Growth Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 5th quintile of its peer group for the six- and thirty-six-month periods ended September 30, 2024 and in the 3rd quintile of its peer group for the twelve-month period ended September 30, 2024.  The Board noted

Other Items (Unaudited) (Continued)
management’s discussion of the Fund’s performance.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Small Cap Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each above the median of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 5th quintile of its peer group for the six- and twelve-month periods ended September 30, 2024 and in the 1st quintile of its peer group for the thirty-six-month period ended September 30, 2024.  The Board noted management’s discussion of the Fund’s recent performance.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Small Cap Value Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each above the median of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing operating expenses of the Fund.  The Fund’s performance was in the 2nd quintile of its peer group for the six-month period ended September 30, 2024 and in the 3rd quintile of its peer group for the twelve- and thirty-six-month periods ended September 30, 2024.    Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Ultra Short Duration Fixed Income Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and at the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing operating expenses of the Fund.  The Fund’s performance was in the 1st quintile of its peer group for the six-, twelve- and thirty-six-month periods ended September 30, 2024.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone US Quality Bond Fund (formerly, Touchstone Impact Bond Fund).  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 3rd quintile of its peer group for the six- and thirty-six-month periods ended September 30, 2024 and in the 2nd quintile of its peer group for the twelve-month period ended September 30, 2024.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Economies of Scale.  The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses.  The Board took into account management’s discussion of the Funds’ advisory fee structure.  The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase.  The Board noted that the advisory fee schedules for some of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory fee schedules.  The Board determined that adding breakpoints at specified levels to the advisory fee schedule of Touchstone Mid Cap Value Fund and Touchstone Small Cap Value Fund, which currently did not have breakpoints, was not necessary at this time.  The Board noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.  The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Adviser by a Fund was reduced by the total sub-advisory fee paid by the Adviser to the Fund’s Sub-Adviser.
Conclusion.  In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors.  The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.  The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Adviser, among others:  (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Adviser maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Adviser and the other factors considered.  Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

Other Items (Unaudited) (Continued)
In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Adviser’s compensation; (3) a comparison of the sub-advisory fee and performance with comparable funds; and (4) the terms of the Sub-Advisory Agreement.  The Board’s analysis of these factors is set forth below.  The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Services Provided; Investment Personnel.  The Board considered information provided by the Adviser regarding the services provided by each Sub-Adviser, including information presented periodically throughout the previous year.  The Board noted the affiliation of one of the Sub-Advisers with the Adviser, noting any potential conflicts of interest.  The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisers to discuss their respective performance and investment processes and strategies.  The Board considered each Sub-Adviser’s level of knowledge and investment style.  The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds.  The Board also noted each Sub-Adviser’s brokerage practices.
Sub-Adviser’s Compensation, Profitability and Economies of Scale.  The Board also took into consideration the financial condition of each Sub-Adviser and any indirect benefits derived by each Sub-Adviser and its affiliates from the Sub-Adviser’s relationship with the Funds.  In considering the profitability to each Sub-Adviser of its relationship with the Funds, the Board noted the undertaking of the Adviser to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Adviser out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisers, are negotiated at arm’s-length.  As a consequence, the profitability to each Sub-Adviser of its relationship with a Fund was not a substantial factor in the Board’s deliberations.  For similar reasons, the Board did not consider the potential economies of scale in each Sub-Adviser’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for some of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.
Sub-Advisory Fees and Fund Performance.  The Board considered that each Fund pays an advisory fee to the Adviser and that the Adviser pays the sub-advisory fee to the Sub-Adviser out of the advisory fee it receives from the respective Fund.  The Board also compared the sub-advisory fees paid by the Adviser to fees charged by the Sub-Adviser to manage comparable institutional separate accounts.  The Board considered the amount retained by the Adviser and the sub-advisory fee paid to each Sub-Adviser with respect to the various services provided by the Adviser and the Sub-Adviser.  The Board also noted that the Adviser negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisers at arm’s-length.  The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:
Touchstone Active Bond Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Ares Credit Opportunities Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Dividend Equity Fund.  The Fund’s sub-advisory fee was below the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered
Touchstone High Yield Fund.  The Fund’s sub-advisory fee was at the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Mid Cap Fund.  The Fund’s sub-advisory fee was below the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Mid Cap Value Fund.  The Fund’s sub-advisory fee was at the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Sands Capital International Growth Equity Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.

Other Items (Unaudited) (Continued)
Touchstone Sands Capital Select Growth Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Small Cap Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Small Cap Value Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Ultra Short Duration Fixed Income Fund.  The Fund’s sub-advisory fee was at the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone US Quality Bond Fund (formerly, Touchstone Impact Bond Fund).  The Fund’s sub-advisory fee was below the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended September 30, 2024, as applicable, and as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies.  The Board also noted the Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Adviser.  The Board also was mindful of the Adviser’s ongoing monitoring of each Sub-Adviser’s performance and the measures undertaken by the Adviser to address any underperformance.
Conclusion.  In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors.  The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Adviser is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Adviser maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; (d) each Fund’s sub-advisory fee is reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered; and (e) the Sub-Adviser’s investment strategies are appropriate for pursuing the investment goals of each Fund.  Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

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Touchstone Investments
Distributor
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com
Investment Adviser
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 534467
Pittsburgh, PA 15253-4467
Shareholder Service
800.543.0407
* A Member of Western & Southern Financial Group
TSF-TFGT-SR-NCSR-2503

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not Applicable

(a)(5) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Funds Group Trust

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore Jr., President
(principal executive officer)

Date	May 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore Jr., President
(principal executive officer)

Date	May 30, 2025

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	May 30, 2025